UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7762

First Eagle Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, NY 10105-4300
(Address of principal executive offices) (Zip code)

Robert Bruno
First Eagle Funds
1345 Avenue of the Americas
New York, NY 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

First Eagle Funds

Advised by
Arnhold and S. Bleichroeder Advisers, LLC

SEMI-ANNUAL REPORT
April 30, 2004

First Eagle
Global Fund

First Eagle
Overseas Fund

First Eagle
U.S. Value Fund

First Eagle
Gold Fund

First Eagle
Fund of America

Semi-Annual Report

FIRST EAGLE FUNDS

FIRST EAGLE FUNDS

LETTERS FROM THE CO-PRESIDENTS

John P. Arnhold

Dear Shareholder:

We are pleased to provide your Semi-Annual Report. Since our last report, First Eagle Fund managers have continued to uncover hidden values around the globe through their bottom-up, research-driven approach.

The rapid growth in assets under management has been a concern for us as net cash flows grew dramatically over the last two years. While the significantly larger assets under management will not alter our approach or investment style, it must diminish the impact of smaller capitalization issues on the portfolio and force us to focus greater efforts on larger capitalization companies. The build-up of cash as a percentage of assets will give us greater flexibility as it has recently become more difficult to find compelling values in a market that appears fairly or richly priced. We did, however, close the First Eagle Overseas Fund to new investors to dampen inflows into that fund. We will be mindful of capacity issues in the future as we have been in the past.

With regard to the widespread reporting of abuses in the mutual fund industry, we recognize that a number of well-known firms acted inappropriately and that the transgressions were serious violations of trust. In our company, we believe that we have always obeyed the rules and more importantly, the practice of good business ethics. Our management company has always been concerned about its standing and reputation and we have been supported by a strong independent group of mutual fund directors. The latest example, in the field of governance, would be the recent election of one of our independent trustees, Candace Beinecke, the managing partner of a highly-regarded law firm, as Chairperson of the Board.

We view ourselves as steward of our clients’ assets, and recognize the trust you place in us. We believe the time-tested investment process of our management team as well as our firm’s integrity make the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America solid options for long-term investors. We appreciate your continued confidence.

Sincerely,

John P. Arnhold Co-President

May 2004

Jean-Marie Eveillard

Dear Shareholder:

First Eagle Global Fund, First Eagle Overseas Fund and
First Eagle U.S. Value Fund

Last December, we wrote that many new shareholders had been investing their savings in our funds, so that cash had been building up in the First Eagle Global and First Eagle Overseas Funds. Though we thought that was not necessarily bad, we said we might decide to close one fund (or two, or three . . .). Well, we did close the First Eagle Overseas Fund to new investors in February.

As fund shareholders of long standing know, we do not talk much (if at all) about “the outlook”, for a simple reason, “the future is uncertain.” Still, a few words about what we think we see today may be appropriate .In the U.S., to paraphrase Benjamin Graham, “the market seems high, it is high, and it is as high as it seems.”

That says nothing, incidentally, about whether the market will go up or down in the next few months: “short term, the market is a voting machine”. In other words market psychology rules, and we do not pay attention to that. What we are saying is that valuations are high, so that we see few investment opportunities. Still, this is a broad market, so we keep looking.

In Europe, valuations are generally lower than in the U.S. For example, Heineken NV (which the First Eagle Global and First Eagle Overseas Funds own indirectly in a cheaper way through a holding company) is much less expensive than Anheuser-Busch. Therefore, coming up with investment ideas in Europe is somewhat less difficult than in the U.S. Japan is a special case. As is true of other markets, Tokyo is up sharply over the past year or so. But that move came after a 12-year bear market. So we continue to spend time investigating specific Japanese securities.

First Eagle Gold Fund

Gold and the First Eagle Gold Fund have done poorly so far this year. We continue to look at gold as insurance. The imbalances that built up during the bubble years have not been corrected. A disorderly decline in the U.S. dollar, a new stagflation, a blow-up in the derivatives market are some of the possibilities. The world is a dangerous place in many respects, we believe. Admittedly, we may be unduly worried, so we keep an open mind, but for the time being, we still seek protection with gold.

Sincerely,

Jean-Marie Eveillard Co-President

June 2004

PERFORMANCE

FIRST EAGLE FUNDS	Average Annual Returns[1] as of April 30, 2004 (unaudited)

	ONE-YEAR	THREE-YEARS	FIVE-YEARS	TEN-YEARS	FIFTEEN- YEARS	SINCE INCEPTION	INCEPTION DATE
FIRST EAGLE GLOBAL FUND
First Eagle Global Fund - Class A (SGENX)
without sales load	33.98%	17.03%	16.05%	12.30%	12.39%	15.54%	1/01/79[2]
with sales load	27.28%	15.04%	15.16%	11.87%	12.10%	15.36%	1/01/79[2]
First Eagle Global Fund - Class I (SGIIX)	34.31%	17.33%	16.30%	—	—	14.45%	7/31/98
First Eagle Global Fund - Class C (FESGX)	31.61%	16.19%	—	—	—	16.35%	6/05/00
MSCI World Index[3]	29.45%	(1.60%)	(2.12%)	6.81%	6.43%	11.02%	1/01/79
FIRST EAGLE OVERSEAS FUND
First Eagle Overseas Fund - Class A (SGOVX)
without sales load	39.42%	18.05%	16.86%	12.76%	—	13.58%	8/31/93
with sales load	32.45%	16.05%	15.98%	12.33%	—	13.18%	8/31/93
First Eagle Overseas Fund - Class I (SGOIX)	39.71%	18.30%	17.07%	—	—	15.54%	7/31/98
First Eagle Overseas Fund - Class C (FESOX)	36.93%	17.24%	—	—	—	15.99%	6/05/00
MSCI EAFE Index[4]	40.23%	0.37%	(0.73%)	3.88%	3.69%	4.24%	8/31/93
FIRST EAGLE U.S. VALUE FUND[5]
First Eagle U.S. Value Fund - Class A (FEVAX)
without sales load	27.30%	—	—	—	—	14.64%	9/04/01
with sales load	20.93%	—	—	—	—	12.46%	9/04/01
First Eagle U.S. Value Fund - Class I (FEVIX)	27.64%	—	—	—	—	14.91%	9/04/01
First Eagle U.S. Value Fund - Class C (FEVCX)	25.11%	—	—	—	—	13.79%	9/04/01
Russell 2000 Index[6]	42.01%	—	—	—	—	8.49%	9/04/01
Standard & Poor’s 500 Index[7]	22.88%	—	—	—	—	0.80%	9/04/01
FIRST EAGLE GOLD FUND
First Eagle Gold Fund - Class A (SGGDX)
without sales load	24.38%	40.59%	21.36%	5.47%	—	6.11%	8/31/93
with sales load	18.16%	38.21%	20.43%	5.06%	—	5.72%	8/31/93
First Eagle Gold Fund - Class I (FEGIX)[5]	—	—	—	—	—	17.34%	5/15/03
First Eagle Gold Fund - Class C (FEGOX)[5]	—	—	—	—	—	14.86%	5/15/03
MSCI World Index[3]	29.45%	(1.60%)	(2.12%)	6.81%	—	6.70%	8/31/93
Financial Times Gold Mines Index[8]	24.83%	22.46%	6.27%	(3.13%)	—	(2.86%)	8/31/93
FIRST EAGLE FUND OF AMERICA
First Eagle Fund of America - Class Y (FEAFX)	24.28%	6.80%	5.44%	14.35%	13.53%	13.72%	4/10/87
First Eagle Fund of America - Class C (FEAMX)	22.12%	6.00%	4.65%	—	—	6.94%	3/02/98
First Eagle Fund of America - Class A (FEFAX)
without sales load	24.32%	6.67%	5.27%	—	—	7.61%	11/20/98
with sales load	18.41%	4.94%	4.20%	—	—	6.59%	11/20/98
Standard & Poor’s 500 Index[7]	22.88%	(2.36%)	(2.26%)	11.36%	11.33%	10.72%	4/10/87

Please see the following page for important notes to this table.

Performance data quoted herein represents past information and should not be considered indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when original cost.

NOTES TO FIRST EAGLE FUNDS PERFORMANCE

(1)

The average annual returns shown on the prior page are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares “with sales load” of First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Gold Fund give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The average annual returns for Class A Shares “with sales load” of First Eagle U.S. Value Fund and First Eagle Fund of America give effect to the deduction of the maximum sales load of 5.00%.

The average annual returns for Class C Shares reflect the CDSC (Contingent Deferred Sales Charge) of 1.00% which pertains to the first year or less of investment only.
Class I Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, and First Eagle Gold Fund require $1mm minimum investment and are offered without load.
Class Y Shares of First Eagle Fund of America are offered without load.
(2)	As of current management tenure January 1, 1979.
(3)

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. This index is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland.

(4)	The MSCI EAFE Index is a total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 21 countries.
(5)

Due to First Eagle U.S. Value Fund’s inception date (September 4, 2001) and First Eagle Gold Fund’s C and I shares’ inception date (May 15, 2003), the performance data shown on the previous page is of a very limited time period and should not be misconstrued to reflect future performance.

(6)	The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index and is not available for purchase.
(7)

The Standard & Poor’s 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the Standard & Poor’s 500 Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it is also considered a proxy for the total market.

(8)	The Financial Times Gold Mines Index is an unmanaged index composed of 32 gold mining companies and is not available for purchase.

FIRST EAGLE FUNDS

First Eagle Global Fund First • Eagle Overseas Fund
First Eagle U.S. Value Fund • First Eagle Gold Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Charles de Vaulx

The six-month period ended April 30, 2004 was characterized by very high volatility in many markets. After a powerful rally during the last quarter of 2003, equity markets around the world turned in mixed to down performances during the first four months of 2004. That is true of both mature as well as emerging markets. Worries resurfaced about global economic growth rate, especially as investors began to realize that China might be due for either a soft or hard landing, with possibly adverse consequences for all of Asia, including Japan as well as many commodities. The March 11th train bombings in Spain renewed global terrorism concerns while the prospects of Fed tightening of monetary policy made investors, not to mention speculators and hedge fund managers, more cautious. Gold was very volatile during the period, up when the U.S. dollar was weak and vice versa.

First Eagle Global Fund

The net asset value of the Fund’s Class ‘A’ shares rose 10.22% between November 1, 2003 and April 30, 2004, while the MSCI World Index was up 8.43% over that period. Over a third of that performance came from the First Eagle Global Fund’s stocks in Japan and South Korea. In Japan in particular, our stocks benefited from the belief that the economy is finally recovering and amid signs that both friendly mergers and hostile takeovers are not impossible in that country. Among the gainers were Shimano Inc. (bicycle parts), Ono Pharmaceutical Company, Limited (health care) and NIPPONKOA Insurance Company, Limited (non-life insurance). In South Korea, Samsung Electronics Company, Limited Pfd. (electronics) rose sharply on the back of major market share gains in its various divisions. In Europe, gains were broad based, in particular some of the holding companies we are fond of are Wendel Investissement (France), Corporacion Financiera Alba SA (Spain) and Pargesa Holding AG (Switzerland). In the U.S. the Fund had gains in names such as Tyco International Limited, Berkshire Hathaway Inc., Class ‘A’, Burlington Resources, Inc., and Rayonier Inc. The Fund’s exposure to gold related stocks hurt its performance very modestly. The fluctuations in the U.S. dollar had a very modest impact as well. As of April 30, 2004, the Fund was approximately 30% hedged against the euro, believing that it (along with the Swiss franc and the pound sterling) still remains somewhat undervalued against the U.S. dollar. The Fund was 50% hedged to protect against a possible decline in the Japanese yen.

First Eagle Overseas Fund

The net asset value of the Fund’s Class ‘A’ shares rose 11.38% for the six-month period ended April 30, 2004 while the MSCI EAFE Index was up 12.39% over the same period.

As was the case for the First Eagle Global Fund, the foreign stocks came from a variety of industries as well as countries. For example, Samsung Electronics Company, Limited Pfd. (South Korea), Wendel Investissement (France), Industrias Penoles, S.A. de C.V. (Mexico), Merck KGaA (Germany), Shimano Inc. (Japan) and Lindt & Spruengli AG (Switzerland). Very few stocks were down over the period, and included mostly gold mining stocks. Mergers and acquisitions continued to contribute to the Fund’s performance with the takeovers of InterTAN, Inc. (retailer, Canada) and the attempted takeover of Sotoh Company, Limited (textile, Japan). The fluctuations in the U.S. dollar had a very modest impact as well. As of April 30, 2004, the Fund was approximately 25% hedged against the euro, believing the latter (along with the Swiss franc and the pound sterling) still remains somewhat undervalued against the U.S. dollar. The Fund was 50% hedged to protect against a possible decline in the Japanese yen.

First Eagle U.S. Value Fund

Between November 1, 2003 and April 30, 2004, the net asset value of the First Eagle U.S. Value Fund’s Class ‘A’ shares rose 7.77% while the Russell 2000 Index and the Standard & Poor’s 500 Index were up 6.54% and 6.27%, respectively, over that period. During that six-month period, U.S. stocks rose sharply until early March after which they gave some of the gains back.

The First Eagle U.S. Value Fund benefited from its exposure to energy stocks (oil and gas as well as coal) as well as various industrial, consumer discretionary and forest products related stocks. The Fund managed to get good returns on stocks as diverse as Burlington Resources, Inc., Tyco International Limited, Berkshire Hathaway Inc., Class ‘A’, Papa John’s International Inc. and The Sherwin-Williams Company. Among the few positions that were down are Newmont Mining Corporation Holding Company, the U.S. domiciled gold mining company, as well as the high yield bond Level 3 Communications, Inc. 9 1/8% due May 1, 2008.

First Eagle Gold Fund

The net asset value of the First Eagle Gold Fund’s Class ‘A’ shares declined 9.23% while the Financial Times Gold Mines Index fell 16.36% over that period.

Between November 1, 2003 and April 30, 2004, the price of gold was very volatile, first rising from $384 an ounce to over $425 early January 2004, down to $393 early March, up to over $425 late March and finally back down to $386 on April 30, 2004. The movement in the U.S. dollar seemed to be the primary determinant to gold’s fluctuations during the period, coupled with the unwinding of some speculative positions.

The Fund’s performance was better than most of its peers during the first six months of the fiscal year. This is because we had allocated over 25% of the Fund’s assets to a combination of gold bullion, gold-linked notes and gold and silver linked preferred shares (Freeport McMoRan Copper and Gold Inc.). Also helping, both in relative as well as absolute terms, was an approximately 10% weighting in silver-related securities, in particular Industrias Penoles, S.A. de C.V., Apex Silver Mines Limited, and Pan American Silver Corporation. Hurting the Fund were several gold mining shares, particularly some of the higher cost producers such as the South African gold mining companies (Gold Fields Limited ADR and Harmony Gold Mining Company Limited ADR) and Kinross Gold Corporation (Canada).

Outlook

The discounts at which your Funds' holdings are currently trading remain narrow, thus providing far less of a 'margin of safety' than a year ago. We still derive comfort from the fact that some of our holdings currently offer decent dividend yields. We are also encouraged that corporate activity (takeovers, LBOs, going private transactions) appears to be gaining traction, including in unlikely places such as Japan, sometimes in the benefit of your Funds' holdings. Never in the past 25 years have we had as little in U.S. stocks in the First Eagle Global Fund, a sign that it has become very difficult for us to find cheap securities in the U.S. We remain committed to 'only buying securities at prices we like.' We are greatly helped by our team of six analysts (very soon seven), who keep searching the globe for investment opportunities. Even though we have identified a few new securities for the Funds to start buying over the past six months, cash levels nonetheless remain above 20% (with the exception of the First Eagle Gold Fund). As we have written previously, cash, too is a hedge and should be viewed as a reserve for future purchasing power.

We appreciate your confidence and thank you for your support.

Charles de Vaulx
Co-Manager

May 2004

FUND OVERVIEW

FIRST EAGLE GLOBAL FUND	Data as of April 30, 2004 (unaudited)

THE INVESTMENT STYLE		AVERAGE ANNUAL RETURNS

The First Eagle Global Fund seeks long-term growth of capital by investing in a wide range of asset classes from markets in the United States and around the world. This truly global fund is managed with a highly disciplined, bottom-up, value oriented style that helps minimize risk.

			ONE-YEAR	FIVE-YEARS	TEN-YEARS
		First Eagle Global Fund (A Shares)
		without sales load	33.98%	16.05%	12.30%
		with sales load	27.28%	15.16%	11.87%
		MSCI World Index	29.45%	(2.12%)	6.81%
		Consumer Price Index	2.29%	2.48%	2.45%
		GROWTH OF A $10,000 INITIAL INVESTMENT

$35,000

30,000

25,000

20,000

15,000

10,000

5,000

0

04/94

04/95

04/97

04/98

04/99

04/00

04/01

04/02

04/03

04/04

$30,758

$19,323

$12,745

First Eagle Global Fund

MSCI World Index

Consumer Price Index

04/96

ASSET ALLOCATION

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

U.S. Dollar Bonds and Notes 7.88% Foreign Currency Bonds and Notes 2.58% U.S. Stocks 21.35% U.S. Dollar Cash and Equivalents 22.91% Commodity- Linked Notes 2.22% Foreign Stocks 43.06%

		TOP 10 HOLDINGS
TOP 5 COUNTRIES		Rayonier Inc. (U.S. forest products company)			2.20%
United States	31.36%	Shimano Inc. (Japanese manufacturer of bicycle parts)			1.90%
Japan	11.69%	Samsung Electronics Company, Limited Pfd.			1.73%
France	7.42%	(South Korean electronics company)
Switzerland	4.86%	Corporacion Financiera Alba SA			1.65%
United Kingdom	4.10%	(European holding company with stakes in retail, telecom, construction and media)
		Liberty Media Corporation (U.S. media company)			1.58%
The Fund’s portfolio composition is		Wendel Investissement (French holding company)			1.50%
subject to change at any time.		Nestlé SA (Swiss food manufacturer)			1.46%
		U.S. Treasury Inflation Index Note 3% (U.S. treasury security)			1.40%
		Secom Company Limited (Japanese security services company)			1.40%
		Newmont Mining Corporation Holding Company (U.S. mining company)			1.29%

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks — U.S. (21.35%)
	Consumer Discretionary (1.87%)
1,755,000	McDonald‘s Corporation	$32,022,818	$47,788,650
1,285,000	Papa John’s International Inc. (a)(c)	36,806,119	42,983,250
192,250	Allen Organ Company, Class ’B‘ (c)	6,030,883	9,131,875
195,000	Weyco Group, Inc.	1,285,375	6,327,750
185,000	St. John Knits International Inc. (a)	3,180,703	5,596,250
500,000	A.T. Cross Company, Class ’A‘ (a)	4,150,673	2,940,000
		83,476,571	114,767,775
	Consumer Staples (0.32%)
355,000	Altria Group Inc.	11,919,216	19,659,900
	Energy (2.33%)
735,000	Burlington Resources, Inc.	34,013,242	49,443,450
700,000	SEACOR Holdings Inc. (a)	29,998,316	29,036,000
635,000	CONSOL Energy, Inc. (b)	12,033,162	18,180,050
875,000	San Juan Basin Royalty Trust	5,342,905	17,657,500
215,000	ConocoPhillips	10,547,621	15,329,500
200,000	Murphy Oil Corporation	4,173,744	13,700,000
		96,108,990	143,346,500
	Financials (0.03%)
114,750	East Texas Financial Services, Inc. (c)	862,688	1,603,631
31,000	Redwood Financial, Inc. (a)(e)	271,250	574,275
		1,133,938	2,177,906
	Health Care (0.67%)
1,000,000	Sola International Inc. (a)	21,032,999	20,520,000
225,000	Johnson & Johnson Inc.	12,173,800	12,156,750
500,000	Schering-Plough Corporation	10,761,890	8,365,000
		43,968,689	41,041,750
	Holding Companies (1.42%)
815	Berkshire Hathaway Inc., Class ’A‘ (a)	55,894,809	76,112,850
7,432	Case Pomeroy & Company, Inc. Class ’A’	7,366,948	9,773,080
2,485	J.G. Boswell Company	573,840	1,000,213
		63,835,597	86,886,143
	Industrials (2.02%)
2,500,000	Tyco International Limited	37,527,905	68,625,000
665,000	UniFirst Corporation (c)	9,772,484	19,617,500
221,500	Franklin Electric Company, Inc.	7,844,988	13,347,590
235,000	Manpower Inc.	6,076,968	11,021,500
175,000	SPX Corporation	8,506,995	7,761,250
154,784	KinderCare Learning Centers, Inc. (a)	992,527	2,012,192
365,000	Kaiser Ventures LLC (a)	—	1,277,500
4,805	Conbraco Industries, Inc. (a)	1,568,050	456,475
		72,289.917	124,119,007

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks — U.S. — (continued)
	Materials (0.66%)
735,000	Vulcan Materials Company	$26,060,708	$33,986,400
250,000	Ethyl Corporation (a)	1,174,498	4,655,000
45,000	TXI Capital Trust 5 1/2% Conv. Pfd.	1,450,589	1,985,625
		28,685,795	40,627,025
	Media (2.29%)
8,850,000	Liberty Media Corporation (a)	90,476,025	96,819,000
1,775,000	The DIRECTV Group, Inc. (a)	22,552,679	31,772,500
345,000	Valassis Communications, Inc. (a)	9,589,510	10,660,500
34,924	Mills Music Trust (c)	1,055,337	1,431,884
		123,673,551	140,683,884
	Paper and Forest Products (3.37%)
3,465,000	Rayonier Inc. (c)	94,929,603	135,135,000
1,215,000	Plum Creek Timber Company, Inc.	32,336,323	35,915,400
1,375,000	Longview Fibre Company	10,699,380	14,410,000
389,700	Greif Inc., Class ’A’	6,193,787	12,809,439
245,000	Deltic Timber Corporation	5,167,560	8,332,450
		149,326,653	206,602,289
	Precious Metals (2.29%)
5,431,750	Newmont Mining Corporation Holding Company	35,770,097	79,421,123
1,115,000	Freeport McMoRan Copper & Gold Inc., Class ’B’	41,042,980	34,007,500
445,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)	13,421,317	18,022,500
925,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘D’ (d)	9,690,611	8,889,250
		99,925,005	140,340,373
	Real Estate (0.48%)
335,000	ProLogis	2,437,306	9,855,700
500,000	Crescent Real Estate Equities Company	7,671,061	7,735,000
258,133	Price Legacy Corporation Pfd., Series ’A’	2,935,244	4,827,087
174,330	Catellus Development Corporation	828,026	3,756,812
169,002	Security Global European Realty (a)(e)	3,380,030	3,146,817
		17,251,667	29,321,416
	Retail (2.24%)
1,395,000	Costco Wholesale Corporation (a)	45,651,426	52,242,750
1,000,000	Barnes and Noble, Inc. (a)	18,715,503	29,870,000
600,000	The Sherwin-Williams Company	16,919,225	22,830,000
385,000	May Department Stores Company	8,179,534	11,858,000
700,00	Dillard’s Inc., Class ’A’	10,186,141	11,781,000
165,000	Tiffany & Company	3,450,374	6,435,000
150,000	Hancock Fabrics, Inc.	477,528	2,229,000
		103,579,731	137,245,750

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks — U.S. — (continued)
	Technology and Telecommunications (0.32%)
550,000	American Power Conversion Corporation	$6,248,864	$10,263,000
1,000,000	Earthlink, Inc. (a)	5,022,605	9,210,000
		11,271,469	19,473,000
	Transportation (0.53%)
1,000,000	Burlington Northern Santa Fe Corporation	28,871,737	32,700,000

	Utilities (0.51%)
315,000	CalEnergy Capital Trust 6 1/2% Conv. Pfd.	13,865,313	15,120,000
200,000	IDACORP, Inc.	4,534,696	5,930,000
200,000	Kaneb Services LLC	1,277,654	5,490,000
100,000	Hawaiian Electric Industries, Inc.	4,253,197	4,976,000
		23,930,860	31,516,000
	Total Common and Preferred Stocks — U.S.	959,249,386	1,310,508,718

	Common and Preferred Stocks — Non U.S. (43.06%)

	Australia and New Zealand (0.47%)
6,300,000	News and Media NZ Limited exchangeable preference shares (10)	16,143,687	17,791,043
8,850,000	Capital Properties New Zealand Limited 8½% exchangeable preference shares (13)	5,435,262	5,583,747
1,575,000	Spotless Group Limited (8)	3,061,888	5,517,851
		24,640,837	28,892,641
	Austria (0.51%)
565,000	Flughafen Wien AG (16)	19,408,086	31,211,495

	Belgium (0.27%)
515,000	Deceuninck (1)	7,147,910	16,292,073

	Canada (0.93%)
895,000	EnCana Corporation (3)	22,119,413	35,101,900
625,000	Pan American Silver Corporation (a)(b)(12)	1,994,168	8,230,227
275,000	Aber Diamond Corporation (a)(9)	8,254,212	7,609,949
135,000	Fairmont Hotels & Resorts Inc. (1)	1,145,394	3,334,500
300,000	Meridian Gold Inc. (a)(12)	1,088,716	3,019,818
		34,601,903	57,296,394
	Chile (0.09%)
661,500	Quinenco SA ADR (8)	4,061,025	5,391,225

	China (0.54%)
775,000	PetroChina Company, Limited ADR (3)	20,916,903	33,325,000

	Commonwealth of Independent States (0.14%)
556,624	Firebird Fund, L.P. (a)(b)(e)(7)	1,000,000	8,556,482

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks — Non U.S. — (continued)
	Denmark (1.00%)
1,000,000	Carlsberg A/S, ‘B’ (2)	$39,725,553	$49,363,032
255,000	Carlsberg A/S, ‘A’ (2)	11,311,348	11,807,267
		51,036,901	61,170,299
	France (6.85%)
2,000,000	Wendel Investissement (7)	47,167,114	92,053,329
1,105,000	Essilor International SA (6)	47,794,643	64,630,316
2,500,000	Vivendi Universal SA (a)(10)	43,938,424	62,880,740
1,845,000	Sodexho Alliance SA (1)	52,073,449	50,871,927
1,415,000	Remy Cointreau SA (2)	42,036,971	47,120,532
445,000	Eurazeo (7)	18,387,907	30,501,503
31,500	Societe Sucriere de Pithiviers-le-Vieil (c)(2)	12,361,264	21,892,923
56,250	Taittinger C.I. (1)	2,775,854	9,113,064
75,000	Sagem SA (15)	1,986,741	8,178,391
135,000	Neopost SA (8)	7,534,667	7,443,054
385,000	Sabeton SA (c)(7)	4,841,233	5,771,427
70,000	NSC Groupe (c)(8)	12,400,388	5,536,141
115,000	Financiere Marc de Lacharriere SA (7)	4,690,762	4,506,204
70,000	Gaumont SA (a)(10)	3,409,014	4,525,376
42,252	Robertet SA C.I. (2)	800,508	3,485,912
20,448	Robertet SA (2)	527,638	2,303,265
		302,726,577	420,814,104
	Germany (2.43%)
1,055,000	Merck KGaA (6)	27,076,782	56,383,563
475,000	Hornbach Holding AG Pfd. (1)	28,086,092	33,872,617
113,393	Bertelsmann AG D.R.C. (10)	26,746,576	28,398,674
1,000,000	Suedzucker AG (2)	13,706,992	19,388,478
215,000	Bayer AG (9)	2,637,397	5,822,535
50,000	Axel Springer Verlag AG (10)	1,553,189	5,032,856
		99,807,028	148,898,723
	Hong Kong (0.58%)
22,253,000	Shaw Brothers (Hong Kong) Limited (c)(10)	22,538,624	23,109,329
1,250,000	Guoco Group Limited (7)	10,000,572	9,896,024
21,500,000	City e-Solutions Limited (c)(1)	971,287	2,453,252
		33,510,483	35,458,605
	Israel (0.02%)
275,000	The Israel Land Development Company Limited (a)(7)	900,749	1,075,670
	Italy (0.06%)
500,000	Caltagirone Editore S.p.A. (10)	3,829,377	3,798,608

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks — Non U.S. — (continued)
	Japan (11.69%)
4,985,000	Shimano Inc. (1)	$76,261,831	$116,707,196
2,000,000	Secom Company, Limited (8)	74,194,215	85,676,765
1,675,000	Ono Pharmaceutical Company, Limited (6)	62,585,486	71,905,991
3,475,000	Toho Company, Limited (10)	52,109,632	52,936,195
12,000,000	Aioi Insurance Company, Limited (4)	37,704,067	52,710,230
525,000	Nintendo Company, Limited (15)	42,601,804	49,544,899
1,500,000	Fuji Photo Film Company, Limited (1)	43,692,595	48,227,143
7,850,000	NIPPONKOA Insurance Company, Limited (4)	31,574,637	47,065,163
4,500,000	Mitsui Sumitomo Insurance Company, Limited (4)	23,444,565	42,344,790
1,875,000	Daiichi Pharmaceutical Corporation (6)	28,945,933	32,842,005
2,000,000	Makita Corporation (1)	14,940,376	27,061,541
2,000,000	Wacoal Corporation (2)	16,446,807	20,413,893
1,000,000	Shoei Company, Limited (c)(7)	8,271,517	14,581,352
2,500,000	Okumura Corporation (8)	10,670,713	11,886,972
615,000	Chofu Seisakusho Company, Limited (1)	10,291,599	11,863,877
2,000,000	Aida Engineering, Limited (8)	13,038,988	9,600,145
2,000,000	Iino Kaiun Kaisha, Limited (16)	4,857,297	8,277,861
600,000	Mitsubishi Securities Company, Limited (4)	4,300,878	7,743,513
1,000,000	Nisshinbo Industries, Inc. (1)	4,271,416	6,493,683
		560,204,356	717,883,214
	Luxembourg (0.17%)
350,000	Tenaris SA ADR (3)	7,194,764	10,496,500
	Mexico (0.89%)
12,500,000	Industrias Penoles, S.A. de C.V. (12)	27,205,398	54,781,313
	Netherlands (1.50%)
1,745,000	Heineken Holding NV (2)	55,558,320	64,320,137
315,000	OPG Groep NV (6)	7,677,057	14,966,455
400,000	Holdingmaatschappij de Telegraaf NV (10)	4,416,693	8,675,685
500,000	Koninklijke Ahold NV (a)(14)	4,012,763	3,870,506
		71,664,833	91,832,783
	Singapore (0.39%)
1,850,000	Fraser & Neave Limited (2)	7,327,484	14,462,895
13,467,250	ComfortDelgro Corporation Limited (16)	3,279,184	9,736,792
		10,606,668	24,199,687
	South Africa (0.75%)
2,000,000	Gold Fields Limited (12)	7,102,817	20,143,080
1,000,000	Harmony Gold Mining Company Limited (12)	4,591,642	11,046,437
575,000	Harmony Gold Mining Company Limited ADR (12)	8,307,598	6,348,000
2,750,000	Mvelaphanda Resources Limited (12)	10,310,393	8,677,653
		30,312,450	46,215,170

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks — Non U.S. — (continued)
	South Korea (3.00%)
385,000	Samsung Electronics Company, Limited Pfd. (15)	$59,022,381	$106,310,990
1,500,000	Samsung Corporation (15)	12,442,917	17,897,473
1,749,700	Daeduck Electronics Company, Limited (15)	12,678,288	17,819,845
65,500	Nam Yang Dairy Products (c)(2)	14,805,002	16,593,408
35,000	Lotte Confectionery Company, Limited (2)	8,597,624	15,540,972
601,250	Daeduck GDS Company, Limited (15)	3,188,400	5,687,881
7,750	Lotte Chilsung Beverage Company (2)	1,161,734	4,570,674
		111,896,346	184,421,243
	Spain (2.46%)
3,500,000	Corporacion Financiera Alba SA (7)	75,163,515	101,076,521
1,775,000	Altadis SA (2)	55,087,858	50,154,205
		130,251,373	151,230,726
	Switzerland (4.86%)
355,000	Nestle SA (2)	82,590,404	89,849,145
25,150	Pargesa Holding AG (7)	53,982,163	66,952,815
435,000	Kuehne & Nagel International AG (16)	18,050,511	57,733,709
45,000	Edipresse SA (10)	12,726,975	22,917,551
41,500	Sika Finanz AG (9)	9,174,476	19,533,933
18,000	Lindt & Spruengli AG (2)	5,072,708	17,917,358
1,575	Lindt & Spruengli AG PC (2)	14,210,431	17,737,663
10,000	Societe Generale d'Affichage (10)	2,094,287	5,517,188
		197,901,955	298,159,362
	Thailand (0.07%)
577,000	The Oriental Hotel Public Company Limited (1)	2,636,472	4,354,717

	United Kingdom (3.39%)
7,150,000	Millennium & Copthorne Hotel Plc (1)	39,084,256	42,892,420
2,000,000	Anglo American Plc (12)	48,857,840	40,318,560
19,250,000	Aggregate Industries Plc (9)	28,004,504	30,258,901
18,000,000	Enodis Plc (a)(8)	15,180,578	29,413,011
4,375,000	IMI Plc (8)	16,704,937	29,042,795
700,000	Antofagasta Holdings Plc (12)	1,822,782	11,687,054
3,500,000	Vodafone Group Plc (15)	5,706,631	8,516,630
3,000,000	McBride Plc (2)	7,569,080	7,060,188
1,000,000	Marks & Spencer Group Plc (14)	5,036,221	4,906,609
145,000	Lonmin Plc (12)	292,225	2,559,962
604,000	J.Z. Equity Partners, Plc (4)	1,058,241	1,339,919
		169,317,295	207,996,049
	Total Common and Preferred Stocks — Non U.S.	1,922,779,689	2,643,752,083

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds (12.68%)
	Commodity-Linked Notes (2.22%)
$1,750,000	UBS Gold-Linked Note 0% due 5/12/2004 (a)(b)(d)(e)(g)(12)	$1,750,000	$2,173,882
2,500,000	UBS Gold-Linked Note 0% due 5/19/2004 (a)(b)(d)(e)(g)(12)	2,500,000	2,957,257
3,000,000	UBS Gold-Linked Note 0% due 5/28/2004 (a)(b)(d)(e)(g)(12)	3,000,000	3,369,441
5,000,000	UBS Gold-Linked Note 0% due 6/07/2004 (a)(b)(d)(e)(g)(12)	5,000,000	5,278,828
4,700,000	UBS Gold-Linked Note 0% due 7/01/2004 (a)(b)(d)(e)(g)(12)	4,700,000	5,163,399
1,500,000	UBS Gold-Linked Note 0% due 7/16/2004 (a)(b)(d)(e)(g)(12)	1,500,000	1,709,482
1,000,000	UBS Gold-Linked Note 0% due 7/26/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,181,047
2,000,000	UBS Gold-Linked Note 0% due 8/02/2004 (a)(b)(d)(e)(g)(12)	2,000,000	2,361,327
2,000,000	UBS Gold-Linked Note 0% due 8/05/2004 (a)(b)(d)(e)(g)(12)	2,000,000	2,226,678
3,000,000	UBS Gold-Linked Note 0% due 8/12/2004 (a)(b)(d)(e)(g)(12)	3,000,000	3,279,983
1,000,000	UBS Gold-Linked Note 0% due 8/20/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,143,399
1,000,000	UBS Gold-Linked Note 0% due 10/07/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,021,900
1,000,000	UBS Gold-Linked Note 0% due 10/08/2004 (a)(b)(d)(e)(g)(12)	1,000,000	998,815
1,000,000	UBS Gold-Linked Note 0% due 10/12/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,009,764
1,000,000	UBS Gold-Linked Note 0% due 10/22/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,035,007
1,000,000	UBS Gold-Linked Note 0% due 11/24/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,012,191
1,000,000	UBS Gold-Linked Note 0% due 11/26/2004 (a)(b)(d)(e)(g)(12)	1,000,000	961,839
1,000,000	UBS Gold-Linked Note 0% due 12/03/2004 (a)(b)(d)(e)(g)(12)	1,000,000	959,801
1,000,000	UBS Gold-Linked Note 0% due 12/13/2004 (a)(b)(d)(e)(g)(12)	1,000,000	961,722
1,000,000	UBS Gold-Linked Note 0% due 12/16/2004 (a)(b)(d)(e)(h)(12)	1,000,000	931,288
1,000,000	UBS Gold-Linked Note 0% due 12/22/2004 (a)(b)(d)(e)(h)(12)	1,000,000	890,892
1,800,000	UBS Gold-Linked Note 0% due 2/04/2005 (a)(b)(d)(e)(g)(12)	1,800,000	1,644,151
2,000,000	UBS Gold-Linked Note 0% due 2/11/2005 (a)(b)(d)(e)(h)(12)	2,000,000	1,746,406
2,250,000	UBS Gold-Linked Note 0% due 2/18/2005 (a)(b)(d)(e)(g)(12)	2,250,000	2,134,083
2,250,000	UBS Gold-Linked Note 0% due 2/22/2005 (a)(b)(d)(e)(g)(12)	2,250,000	2,131,897
1,000,000	UBS Gold-Linked Note 0% due 3/09/2005 (a)(b)(d)(e)(h)(12)	1,000,000	915,811
1,000,000	UBS Gold-Linked Note 0% due 3/11/2005 (a)(b)(d)(e)(h)(12)	1,000,000	961,911
2,950,000	UBS Gold-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(g)(12)	2,950,000	2,809,004
2,000,000	UBS Gold-Linked Note 0% due 4/29/2005 (a)(b)(d)(e)(h)(12)	2,000,000	1,878,185
2,600,000	UBS Gold-Linked Note 0% due 5/11/2005 (a)(b)(d)(e)(g)(12)	2,600,000	2,486,430
2,000,000	UBS Gold-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	2,000,000	1,934,339
1,000,000	UBS Silver-Linked Note 0% due 3/17/2005 (a)(b)(d)(e)(h)(12)	1,000,000	790,220
1,500,000	UBS Silver-Linked Note 0% due 3/18/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,150,109
2,500,000	UBS Silver-Linked Note 0% due 3/21/2005 (a)(b)(d)(e)(h)(12)	2,500,000	1,822,325
1,250,000	UBS Silver-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(h)(12)	1,250,000	838,258
1,500,000	UBS Silver-Linked Note 0% due 3/29/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,047,821
1,000,000	UBS Silver-Linked Note 0% due 4/08/2005 (a)(b)(d)(e)(h)(12)	1,000,000	567,968
1,500,000	UBS Silver-Linked Note 0% due 5/06/2005 (a)(b)(d)(e)(h)(12)	1,500,000	921,760
2,000,000	UBS Silver-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	2,000,000	1,977,828
3,000,000	HSBC Gold-Linked Note 0% due 5/17/2004 (a)(b)(d)(e)(g)(12)	3,000,000	3,456,600
650,000	HSBC Gold-Linked Note 0% due 5/28/2004 (a)(b)(d)(e)(g)(12)	650,000	688,610
1,000,000	HSBC Gold-Linked Note 0% due 6/16/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,089,600
2,000,000	HSBC Gold-Linked Note 0% due 6/21/2004 (a)(b)(d)(e)(g)(12)	2,000,000	2,272,200

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds — (continued)
	Commodity-Linked Notes — (continued)
$3,500,000	HSBC Gold-Linked Note 0% due 6/25/2004 (a)(b)(d)(e)(g)(12)	$3,500,000	$3,811,500
1,000,000	HSBC Gold-Linked Note 0% due 6/25/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,103,300
4,500,000	HSBC Gold-Linked Note 0% due 6/28/2004 (a)(b)(d)(e)(g)(12)	4,500,000	5,002,200
1,000,000	HSBC Gold-Linked Note 0% due 6/30/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,128,200
1,000,000	HSBC Gold-Linked Note 0% due 7/01/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,143,900
1,000,000	HSBC Gold-Linked Note 0% due 7/14/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,152,600
3,000,000	HSBC Gold-Linked Note 0% due 7/15/2004 (a)(b)(d)(e)(g)(12)	3,000,000	3,480,600
5,240,000	HSBC Gold-Linked Note 0% due 7/19/2004 (a)(b)(d)(e)(g)(12)	5,240,000	6,165,384
2,500,000	HSBC Gold-Linked Note 0% due 7/22/2004 (a)(b)(d)(e)(g)(12)	2,500,000	2,885,500
2,400,000	HSBC Gold-Linked Note 0% due 7/22/2004 (a)(b)(d)(e)(g)(12)	2,400,000	2,772,720
2,000,000	HSBC Gold-Linked Note 0% due 7/26/2004 (a)(b)(d)(e)(g)(12)	2,000,000	2,372,000
2,000,000	HSBC Gold-Linked Note 0% due 7/26/2004 (a)(b)(d)(e)(g)(12)	2,000,000	2,345,800
1,100,000	HSBC Gold-Linked Note 0% due 7/26/2004 (a)(b)(d)(e)(g)(12)	1,100,000	1,290,960
1,000,000	HSBC Gold-Linked Note 0% due 7/26/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,172,200
1,000,000	HSBC Gold-Linked Note 0% due 7/29/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,134,700
1,500,000	HSBC Gold-Linked Note 0% due 8/02/2004 (a)(b)(d)(e)(g)(12)	1,500,000	1,629,600
1,000,000	HSBC Gold-Linked Note 0% due 8/05/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,093,000
1,000,000	HSBC Gold-Linked Note 0% due 8/06/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,107,600
1,000,000	HSBC Gold-Linked Note 0% due 8/09/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,137,200
1,000,000	HSBC Gold-Linked Note 0% due 8/11/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,154,000
1,000,000	HSBC Gold-Linked Note 0% due 8/16/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,136,300
1,000,000	HSBC Gold-Linked Note 0% due 10/29/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,065,000
750,000	HSBC Gold-Linked Note 0% due 11/04/2004 (a)(b)(d)(e)(g)(12)	750,000	748,200
1,360,000	HSBC Gold-Linked Note 0% due 11/22/2004 (a)(b)(d)(e)(g)(12)	1,360,000	1,295,944
1,000,000	HSBC Gold-Linked Note 0% due 11/24/2004 (a)(b)(d)(e)(g)(12)	1,000,000	959,600
1,200,000	HSBC Gold-Linked Note 0% due 12/29/2004 (a)(b)(d)(e)(g)(12)	1,200,000	1,086,120
2,000,000	HSBC Gold-Linked Note 0% due 1/28/2005 (a)(b)(d)(e)(h)(12)	2,000,000	1,759,400
950,000	HSBC Gold-Linked Note 0% due 2/25/2005 (a)(b)(d)(e)(g)(12)	950,000	862,125
1,000,000	HSBC Gold-Linked Note 0% due 3/04/2005 (a)(b)(d)(e)(h)(12)	1,000,000	930,500
1,000,000	HSBC Gold-Linked Note 0% due 3/10/2005 (a)(b)(d)(e)(h)(12)	1,000,000	965,000
588,000	HSBC Gold-Linked Note 0% due 3/14/2005 (a)(b)(d)(e)(g)(12)	588,000	556,072
1,750,000	HSBC Gold-Linked Note 0% due 4/11/2005 (a)(b)(d)(e)(g)(12)	1,750,000	1,533,175
2,000,000	HSBC Gold-Linked Note 0% due 4/20/2005 (a)(b)(d)(e)(g)(12)	2,000,000	1,831,600
2,525,000	HSBC Gold-Linked Note 0% due 5/02/2005 (a)(b)(d)(e)(g)(12)	2,525,000	2,423,243
		132,063,000	136,128,701
	U.S. Treasury Notes (2.30%)
10,000,000	U.S. Treasury Zero Coupon Strip due 11/15/2007 (a)(5)	8,120,833	8,966,940
35,408,640	U.S. Treasury Inflation Index Note 4 1/4% due 1/15/2010 (5)	37,728,258	40,766,994
79,726,570	U.S. Treasury Inflation Index Note 3% due 7/15/2012 (5)	87,162,681	86,201,244
5,000,000	U.S. Treasury Note 5 3/8% due 2/15/2031 (5)	4,710,660	5,067,190
		137,722,432	141,002,368

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds — (continued)
	U.S. Dollar Notes and Bonds (4.95%)
$3,625,000	Dillard’s Inc. 6.43% due 8/01/2004 (14)	$3,596,742	$3,643,125
4,644,000	P.T. Pabrik Kertas Tjiwi-Kimia 10% due 8/01/2004 (a)(f)(11)	3,515,596	1,695,060
1,545,000	Hollinger International Publishing 8 5/8% due3/15/2005 (10)	1,620,900	1,569,141
6,750,000	Blount International Inc. 7% due 6/15/2005 (8)	6,281,220	7,053,750
29,500,000	Blount International Inc. 13% due 8/01/2009 (8)	21,588,176	32,007,500
2,750,000	Westpoint Stevens Inc. 7 7/8% due 6/15/2005 (a)(f)(1)	2,504,977	103,125
5,000,000	Tyco International Group SA 6 3/4% due 2/15/2006 (8)	4,575,526	5,269,945
20,500,000	Tyco International Group SA 6 3/4% due 2/15/2011 (8)	17,005,022	22,138,154
3,500,000	American Standard Companies Inc. 7 1/4% due 6/01/2006 (8)	3,186,155	4,529,570
4,910,000	American Standard Companies Inc. 8 1/4% due 6/01/2009 (8)	5,236,863	5,671,050
20,000,000	Lucent Technologies 7 1/4% due 7/15/2006 (15)	14,025,833	20,875,000
1,250,000	B&G Foods Inc. 9 5/8% due 8/01/2007 (14)	1,264,196	1,296,350
1,500,000	Penton Media Inc. 11 7/8% due 10/01/2007 (10)	1,146,318	1,526,250
13,140,000	Columbus McKinnon Corporation 8 1/2% due 4/01/2008 (8)	11,762,710	12,220,200
5,735,000	Columbus McKinnon Corporation 10% due 8/01/2010 (8)	5,900,063	6,107,775
3,500,000	Computer Associates 6 1/2% due 4/15/2008 (15)	2,999,569	3,687,758
15,000,000	Level 3 Communications, Inc. 9 1/8% due 5/01/2008 (15)	8,839,829	10,800,000
2,385,000	Longview Fibre Company 10% due 1/15/2009 (11)	2,456,125	2,611,575
4,850,000	Crescent Real Estate Equities Company 9 1/4% due 4/15/2009 (13)	4,928,625	5,383,500
13,500,000	GATX Corporation 8 7/8% due 6/01/2009 (4)	12,801,765	15,410,006
5,400,000	St. John Knits International Inc. 12 1/2% due7/01/2009 (1)	5,255,265	5,818,500
1,900,000	Sanmina-SCI Corporation 10 3/8% due 1/15/2010 (15)	1,898,926	2,232,500
1,250,000	Freeport McMoRan Copper and Gold, Inc. 10 1/8% due 2/01/2010 (12)	1,273,750	1,381,250
4,000,000	Jostens, Inc. 12 3/4% due 5/01/2010 (1)	4,014,139	4,520,000
610,000	Ethyl Corporation 8 7/8% due 5/01/2010 (9)	646,600	661,850
1,878,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (8)	1,893,090	2,169,090
2,750,000	Monitronics International Inc. 11 3/4% due 9/01/2010 (b)(8)	2,748,866	2,956,250
6,900,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	7,351,750	8,211,000
13,000,000	Steinway Musical Instruments 8 3/4% due 4/15/2011 (1)	13,133,693	14,170,000
1,500,000	Citizens Communications 9 1/4% due 5/15/2011 (15)	1,323,626	1,580,687
10,000,000	Texas Industries Inc. 10 1/4% due 6/15/2011 (9)	10,437,500	11,400,000
5,500,000	Penton Media Inc. 10 3/8% due 6/15/2011 (10)	4,063,985	4,152,500
4,500,000	Potlatch Corporation 10% due 7/15/2011 (11)	4,830,625	5,085,000
3,500,000	Toys ’R’ Us, Inc. 7 5/8% due 8/01/2011 (14)	3,407,264	3,605,000
5,500,000	Greif Inc. Corporation 8 7/8% due 8/01/2012 (9)	5,484,092	6,077,500
1,000,000	Manitowoc Company Inc. 10 1/2% due 8/01/2012 (8)	1,000,000	1,145,000
6,000,000	Fimep SA 10 1/2% due 2/15/2013 (8)	6,000,000	7,020,000
16,164,501	Winn-Dixie Stores Inc. 7.803% due 9/01/2017 (b)(2)	13,541,868	13,578,181
3,000,000	Winn-Dixie Stores Inc. 8.181% due 9/01/2024 (b)(2)	2,489,818	2,370,000
10,000,000	America Online Inc. 0% due 12/06/2019 (a)(10)	5,455,988	6,375,000
2,000,000	Legrand SA 8 1/2% due 2/15/2025 (8)	1,954,608	2,117,500
4,200,000	Bausch and Lomb Inc. 7 1/8% due 8/01/2028 (6)	3,521,524	4,241,131
10,000,000	Bangkok Bank Public Company 9.025% due 3/15/2029 (b)(4)	6,083,785	11,198,240

____________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds — (continued)
	U.S. Dollar Notes and Bonds — (continued)
$10,000,000	Christiania Bank Floating Rate Perpetual Notes (1.50% @ 4/30/2004) (4)	$6,826,750	$8,075,000
5,500,000	Bergen Bank Floating Rate Perpetual Notes (1.295% @ 4/30/2004) (4)	3,888,750	4,510,000
3,500,000	Den Norske Bank Floating Rate Perpetual Notes (1.338% @ 4/30/2004) (4)	2,610,000	2,884,774
3,170,000	Den Norske Bank Floating Rate Perpetual Notes (1.375% @ 4/30/2004) (4)	2,059,625	2,657,344
		258,432,097	303,792,131
	U.S. Dollar Convertible Bonds (0.63%)
10,500,000	Interpublic Group Company 1.870% 6/01/2006 (10)	8,451,306	9,935,625
2,000,000	TriQuint Semiconductor Inc. 4% due 3/01/2007 (15)	1,626,391	1,982,500
15,000,000	SCI Systems Inc. 3% due 3/15/2007 (15)	10,404,273	14,493,750
12,000,000	Ivax Corporation 4 1/2% due 5/15/2008 (6)	9,828,638	12,180,000
2,500,000	Medya International Limited 10% due 6/28/2049 (a)(e)(f)(10)	2,482,264	25,000
		32,792,872	38,616,875
	Non U.S. Dollar Notes and Bonds (2.50%)
SGD 23,550,000	Singapore Government 2 5/8% due 10/01/2007 (5)	14,529,790	14,363,278
CAD 8,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	5,222,295	6,592,393
HKD 15,500,000	Hong Kong Government 3.57% due 12/17/2007 (5)	2,072,975	2,032,266
EUR 5,000,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	4,115,775	6,186,219
GBP 15,000,000	EMI Group Plc 8 1/4% due 5/20/2008 (10)	23,504,726	28,750,872
EUR 1,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	1,733,805	2,069,000
SEK 80,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	13,192,294	12,978,523
EUR 2,000,000	Independent News and Media Plc 8% due 12/15/2008(10)	2,417,480	2,516,068
EUR 2,500,000	Independent News and Media Plc 5 3/4% due 5/17/2009(10)	2,639,399	2,903,739
MYR 17,140,000	Malaysian Government 4.305% due 2/27/2009 (5)	4,538,349	4,540,972
EUR 14,052,350	Republic of France O.A.T. 3% due 7/25/2009 (5)	12,007,064	18,156,730
EUR 3,750,000	Prosieben Media 11 1/4% due 7/31/2009 (10)	3,511,637	5,437,282
EUR 1,000,000	Vivendi Universal SA 9 ½% due 4/15/2010 (10)	1,063,764	1,424,843
EUR 6,240,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (8)	6,213,001	8,449,446
ZAR 35,000,000	Republic of South Africa 13% due 8/31/2010 (5)	3,165,853	5,760,245
EUR 2,000,000	Riverdeep Group Limited 9 1/4% due 4/15/2011 (b)(15)	2,438,950	2,420,564
EUR 8,500,000	The Manitowoc Company, Inc. 10 3/8% due 5/15/2011 (8)	8,836,884	11,356,879
GBP 5,875,000	Enodis Plc 10 3/8% due 4/15/2012 (8)	9,163,577	11,791,403
EUR 4,000,000	Fimep SA 11% due 2/15/2013 (8)	4,582,369	5,739,852
		124,949,987	153,470,574
	Non U.S. Dollar Convertible Bonds (0.08%)
EUR 1,000,000	Aegis Group Plc 2% due 5/15/2006 (10)	910,535	1,246,830
CAD 1,600,000	Noranda Inc. 5% due 4/30/2007 (12)	1,137,774	1,112,449
NZD 3,500,000	Evergreen Forest Limited 0% due 3/19/2009 (a)(b)(11)	1,871,556	2,921,245
		3,919,865	5,280,524
	Total Notes, Bonds and Convertible Bonds	689,880,253	778,291,173

____________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Short-Term Investments (22.47%)
$30,345,000	Honeywell International Inc. 0.97% due 5/03/2004	$30,343,365	$30,343,365
30,000,000	DuPont Ei Nemour 1.00% due 5/03/2004	29,998,333	29,998,333
25,000,000	DuPont Ei Nemour 1.01% due 5/05/2004	24,997,194	24,997,194
35,000,000	DuPont Ei Nemour 1.00% due 5/06/2004	34,995,139	34,995,139
27,305,000	American Express Credit Corporation 1.01% due 5/03/2004	27,303,468	27,303,468
17,176,000	ConocoPhillips 1.03% due 5/03/2004	17,175,017	17,175,017
25,696,000	ConocoPhillips 1.06% due 5/03/2004	25,694,487	25,694,487
25,000,000	ConocoPhillips 1.02% due 5/07/2004	24,995,750	24,995,750
14,715,000	Wal-Mart Stores, Inc. 0.99% due 5/03/2004	14,714,191	14,714,191
25,000,000	Wal-Mart Stores, Inc. 0.99% due 5/04/2004	24,997,938	24,997,938
51,000,000	Wal-Mart Stores, Inc. 0.98% due 5/11/2004	50,986,116	50,986,116
4,319,000	Wal-Mart Stores, Inc. 0.99% due 5/11/2004	4,317,812	4,317,812
15,000,000	Wal-Mart Stores, Inc. 0.97% due 6/02/2004	14,987,067	14,987,067
11,968,000	7-Eleven Inc. 1.02% due 5/03/2004	11,967,322	11,967,322
1,484,000	7-Eleven Inc. 1.01% due 5/17/2004	1,483,334	1,483,334
11,000,000	7-Eleven Inc. 1.03% due 5/27/2004	10,991,817	10,991,817
19,990,000	Gannett Company Inc. 0.98% due 5/04/2004	19,988,367	19,988,367
22,594,000	Gannett Company Inc. 0.99% due 5/05/2004	22,591,515	22,591,515
25,000,000	Gannett Company Inc. 0.98% due 5/06/2004	24,996,597	24,996,597
10,000,000	Gannett Company Inc. 0.98% due 5/14/2004	9,996,461	9,996,461
30,000,000	Gannett Company Inc. 0.99% due 5/20/2004	29,984,325	29,984,325
13,000,000	Walt Disney Company 1.08% due 5/04/2004	12,998,830	12,998,830
2,192,000	Walt Disney Company 1.08% due 5/17/2004	2,190,948	2,190,948
1,085,000	L’Oreal SA 1.01% due 5/04/2004	1,084,909	1,084,909
25,000,000	Altria Group Inc. 1.47% due 5/05/2004	24,995,917	24,995,917
15,000,000	Nestle Capital Corporation 0.98% due 5/05/2004	14,998,367	14,998,367
30,000,000	Nestle Capital Corporation 0.98% due 5/17/2004	29,986,933	29,986,933
20,814,000	Nestle Capital Corporation 0.98% due 5/21/2004	20,802,668	20,802,668
6,981,000	Nestle Capital Corporation 0.97% due 5/24/2004	6,976,674	6,976,674
24,441,000	Nestle Capital Corporation 1.01% due 6/08/2004	24,414,943	24,414,943
35,000,000	Shell Finance UK Plc 1.01% due 5/06/2004	34,995,090	34,995,090
5,000,000	Shell Finance UK Plc 1.02% due 6/07/2004	4,994,758	4,994,758
25,000,000	Shell Finance UK Plc 1.01% due 6/18/2004	24,966,333	24,966,333
27,540,000	Shell Finance UK Plc 1.01% due 6/29/2004	27,494,414	27,494,414
13,891,000	General Electric Capital Corporation 0.99% due 5/06/2004	13,889,090	13,889,090
55,277,000	General Electric Capital Corporation 1.04% due 6/22/2004	55,193,961	55,193,961
9,214,000	Exxon Project Investment Corporation 0.97% due 5/06/2004	9,212,759	9,212,759
20,000,000	Exxon Project Investment Corporation 0.96% due 5/17/2004	19,991,467	19,991,467
27,440,000	Sara Lee Corporation 1.05% due 5/07/2004	27,435,198	27,435,198
15,000,000	Sara Lee Corporation 1.03% due 5/11/2004	14,995,708	14,995,708
25,000,000	Procter and Gamble Company 0.97% due 5/07/2004	24,995,958	24,995,958
45,000,000	Procter and Gamble Company 1.00% due 5/10/2004	44,988,750	44,988,750
30,000,000	BMW US Capital Corporation 1.00% due 5/10/2004	29,992,500	29,992,500
30,000,000	Henkel Corporation 1.02% due 5/11/2004	29,991,500	29,991,500
30,909,000	Henkel Corporation 1.02% due 6/14/2004	30,870,467	30,870,467

____________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Principal Amount		Cost (Note 1)		Value (Note 1)
	Short-Term Investments — (continued)
$28,534,000	RaboBank USA Finance Corporation 0.99% due 5/12/2004	$28,525,368		$28,525,368
32,069,000	RaboBank USA Finance Corporation 0.98% due 5/14/2004	32,057,651		32,057,651
3,000,000	Hitachi Limited 1.03% due 5/12/2004	2,999,056		2,999,056
3,500,000	Hitachi Limited 1.00% due 5/17/2004	3,498,444		3,498,444
5,000,000	Hitachi Limited 1.00% due 5/18/2004	4,997,639		4,997,639
8,000,000	Hitachi Limited 1.04% due 6/15/2004	7,989,600		7,989,600
48,000,000	The Coca Cola Company 0.99% due 5/13/2004	47,984,160		47,984,160
24,762,000	Knight-Ridder Inc. 0.99% due 5/13/2004	24,753,829		24,753,829
17,922,000	Knight-Ridder Inc. 1.01% due 6/08/2004	17,902,893		17,902,893
12,401,000	Knight-Ridder Inc. 0.99% due 6/14/2004	12,385,995		12,385,995
16,250,000	Knight-Ridder Inc. 1.02% due 6/16/2004	16,228,821		16,228,821
9,250,000	Knight-Ridder Inc. 1.02% due 6/17/2004	9,237,682		9,237,682
5,000,000	Unilever Capital Corporation 0.97% due 5/17/2004	4,997,844		4,997,844
25,000,000	Unilever Capital Corporation 1.00% due 6/01/2004	24,978,472		24,978,472
15,000,000	Unilever Capital Corporation 0.97% due 6/07/2004	14,985,046		14,985,046
5,000,000	Unilever Capital Corporation 1.00% due 6/07/2004	4,994,861		4,994,861
12,000,000	Unilever Capital Corporation 1.00% due 6/14/2004	11,985,333		11,985,333
20,000,000	Caterpillar Financial Services 1.00% due 5/18/2004	19,990,556		19,990,556
31,961,000	Caterpillar Financial Services 1.00% due 5/19/2004	31,945,020		31,945,020
16,520,000	Bristol-Myers Squibb 1.01% due 5/19/2004	16,511,657		16,511,657
11,000,000	Diageo Capital Plc 1.00% due 5/25/2004	10,992,667		10,992,667
25,000,000	Diageo Capital Plc 1.00% due 6/01/2004	24,978,472		24,978,472
14,740,000	Bayer Corporation 1.07% due 6/03/2004	14,725,543		14,725,543
	Total Short-Term Investments	1,379,610,366		1,379,610,366
	Total Investments (99.56%)	$4,951,519,694	*	6,112,162,340	**
	Other assets in excess of liabilities (0.44%)			26,710,122
	Net Assets (100.00%)			$6,138,872,462

______________

*	At April 30, 2004 cost is substantially identical for both book and federal income tax purposes.
**	Gross unrealized appreciation and depreciation of securities at April 30, 2004 were $1,220,162,873 and $59,520,227, respectively (net appreciation was $1,160,642,646).
______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Foreign Currencies	Sector/Industry Classifications
CAD – Canadian dollar	(1) Consumer Discretionary	(10) Media
EUR – euro	(2) Consumer Staples	(11) Paper and Forest Products
GBP – pound sterling	(3) Energy	(12) Precious Metals
HKD – Hong Kong dollar	(4) Financials	(13) Real Estate
MYR – Malaysian ringgit	(5) Government Issues	(14) Retail
NZD – New Zealand dollar	(6) Health Care	(15) Technology
SEK – Swedish krona	(7) Holding Companies	(16) Transportation
SGD – Singapore dollar	(8) Industrials	(17) Utilities
ZAR – South African rand	(9) Materials

______________

(a)	Non-income producing security.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the six-months ended April 30, 2004.

	Purchases		Dividend Income
Affiliate	Shares	Cost
Allen Organ Company, Class ‘B’	—	—	$53,830
City e-Solutions Limited	—	—	82,741
East Texas Financial Services, Inc.	—	—	11,475
Mills Music Trust	—	—	63,450
Nam Yang Dairy Products	—	—	41,174
NSC Groupe	—	—	—
Papa John's International Inc.	710,000	$22,803,407	—
Rayonier Inc.‡	640,000	24,726,507	1,884,400
Sabeton SA	—	—	—
Shaw Brothers (Hong Kong) Limited	603,000	654,222	139,437
Shoei Company, Limited	150,000	2,327,091	147,262
Société Sucrière de Pithiviers-le-Vieil	447	298,326	480,139
UniFirst Corporation	30,000	735,141	47,689

‡	Stock dividend of 0.187 shares per share held, received 528,275 shares (ex-date November 12, 2003)
(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there are less than three market makers.
(f)	In default as to principal and interest.
(g)	Leveraged 1 1/2 to 1
(h)	Leveraged 2 to 1

______________

See Notes to Financial Statements.

FUND OVERVIEW

FIRST EAGLE OVERSEAS FUND	Data as of April 30, 2004 (unaudited)

THE INVESTMENT STYLE	AVERAGE ANNUAL RETURNS

The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management’s research-driven process seeks to minimize risk by focusing on undervalued securities.

	ONE-YEAR	FIVE-YEARS	TEN-YEARS
First Eagle Overseas Fund (A Shares)
without sales load	39.42%	16.86%	12.76%
with sales load	32.45%	15.98%	12.33%
MSCI World Index	40.23%	(0.73%)	3.88%
Consumer Price Index	2.29%	2.48%	2.45%

ASSET ALLOCATION		GROWTH OF A $10,000 INITIAL INVESTMENT
Foreign Stocks 70.22% U.S. Stocks 2.14% Foreign Currency Bonds 4.82% U.S. Dollar Bonds 0.40% Commodity- Linked Notes 2.18% U.S. Dollar Cash and Equivalents 20.24%		$35,000 30,000 25,000 20,000 15,000 10,000 5,000 0 4/94 4/95 4/97 4/98 4/99 4/00 4/01 4/02 4/03 4/04 $32,020 $14,634 $12,745 First Eagle Overseas Fund MSCI EAFE Index Consumer Price Index 4/96

TOP 5 COUNTRIES

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares with a sales load give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00%, thereafter. The MSCI EAFE Index is a total return index, reported in U.S. dollars, based on share price and reinvested net dividends of approximately 1,100 companies from 21 countries. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Japan	15.52%
France	14.64%
Switzerland	7.66%
United Kingdom	5.17%
Netherlands	4.46%

The Fund’s portfolio composition is
subject to change at any time.
TOP 10 HOLDINGS

Shimano Inc. (Japanese manufacturer of bicycle parts)	1.83%
Samsung Electronics Company, Limited Pfd. (South Korean electronics company)	1.70%
Wendel Investissement (French holding company)	1.68%
Corporacion Financiera Alba SA (European holding company with stakes in retail, telecom, construction and media)	1.62%
Secom Company Limited (Japanese security services company)	1.40%
Nestlé SA (Swiss food manufacturer)	1.31%
Freeport McMoRan Copper & Gold Inc. (CS & Pfd.) (U.S. mining company)	1.28%
Pargesa Holding AG (Swiss diversified financials company)	1.28%
HSBC Gold-Linked Notes (U.S. structured notes)	1.22%
Essilor International SA (French corrective lens manufacturer)	1.21%

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks (72.36%) Argentina (0.07%)
385,000	Cresud S.A.C.I.F. y A. ADR (2)	$2,396,169	$4,573,415
	Australia and New Zealand (1.35%)
25,000,000	Carter Holt Harvey Limited (11)	24,580,976	32,946,375
9,250,000	Spotless Group Limited (8)	25,908,321	32,406,427
3,804,345	News and Media NZ Limited exchangeable preference shares (10)	9,769,634	10,743,375
5,000,000	Capital Properties New Zealand Limited 8 ½ %exchangeable preference shares (13)	3,415,671	3,154,659
5,500,000	Evergreen Forests Limited (a)(11)	1,633,003	1,518,671
5,750,000	Tasman Farms (a)(2)	1,054,354	1,335,113
		66,361,959	82,104,620
	Austria (0.62%)
685,000	Flughafen Wien AG (16)	23,168,352	37,840,485
	Belgium (1.07%)
1,535,000	Deceuninck (c)(1)	32,199,731	48,559,869
50,000	Electrabel SA (17)	13,862,929	16,410,705
		46,062,660	64,970,574
	Canada (2.54%)
1,775,000	EnCana Corporation (3)	57,323,739	69,615,500
1,500,000	Aber Diamond Corporation (a)(9)	40,674,905	41,508,814
1,725,000	InterTAN, Inc. (a)(14)	14,067,806	23,925,750
3,000,000	Norske Skog Canada Limited (a)(11)	10,065,599	9,810,577
1,500,000	IAMGOLD Corporation (12)	4,433,304	7,270,338
75,000	Canadian Pacific Railway Limited (16)	594,538	1,666,500
35,000	Fairmont Hotels & Resorts Inc. (1)	311,230	864,500
		127,471,121	154,661,979
	Chile (0.30%)
2,225,000	Quinenco SA ADR (8)	14,298,176	18,133,750
	China (0.70%)
1,000,000	PetroChina Company, Limited ADR (3)	24,761,782	43,000,000
	Commonwealth of Independent States (0.13%)
352,296	Firebird Fund, L.P. (b)(e)(7)	353,178	5,250,541
4,921	Firebird Republic Fund, Limited Class ‘A’ (b)(e)(7)	719,082	1,765,424
100,000	First NIS Regional Fund SICAF (7)	1,000,000	740,000
9,000	Baltic Republic Fund (a)(e)(7)	185,750	378,000
		2,258,010	8,133,965

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks — (continued)
	Denmark (1.07%)
1,100,000	Carlsberg A/S, ‘B’ (2)	$43,722,804	$54,299,335
235,000	Carlsberg A/S, ‘A’ (2)	10,411,062	10,881,207
		54,133,866	65,180,542
	France (12.61%)
2,225,000	Wendel Investissement (7)	53,580,795	102,409,329
1,265,000	Essilor International SA (6)	55,902,323	73,988,552
2,500,000	Vivendi Universal SA (a)(10)	43,928,886	62,880,740
1,845,000	Remy Cointreau SA (2)	55,833,174	61,439,845
855,000	Eurazeo (7)	43,468,416	58,604,011
1,915,000	Sodexho Alliance SA (1)	53,997,161	52,802,027
245,000	Galeries Lafayette SA (14)	32,196,973	43,068,664
735,000	Neopost SA (8)	29,873,921	40,523,297
850,000	Financiere Marc de Lacharriere SA (7)	30,917,486	33,306,721
315,000	Societe du Louvre Reg D (1)	18,879,612	30,027,276
38,750	Societe Sucriere de Pithiviers-le Vieil (c)(2)	15,309,438	26,931,770
615,000	Societe BIC SA (8)	23,768,828	26,677,731
545,000	Carbone Lorraine SA (8)	15,293,471	22,080,397
2,375,000	Elior SCA (1)	17,173,663	21,230,863
185,000	Robertet SA (c)(2)	12,995,668	20,838,420
51,500	Robertet SA C.I. (2)	2,151,628	4,248,899
133,213	Societe Fonciere Financiere et de Participations (7)	14,312,581	20,512,327
259,108	Gaumont SA (a)(c)(10)	12,926,944	16,750,874
419,855	Laurent-Perrier (c)(2)	13,400,479	14,841,799
60,000	Sagem SA (15)	1,744,499	6,542,713
25,000	Taittinger SA (1)	4,806,701	5,227,579
23,500	Taittinger C.I. (1)	1,394,587	3,807,236
113,500	Crometal SA (c)(8)	4,799,237	5,100,260
20,000	Rue Imperiale (13)	3,411,875	3,812,987
1,350,000	FINEL (a)(i)(11)	2,277,010	3,186,876
18,234	Didot-Bottin (7)	1,720,467	2,466,841
26,499	NSC Groupe (8)	4,385,060	2,095,746
100,000	Sabeton SA (7)	1,463,143	1,499,072
1,000	Societe Vermandoise de Sucreries (2)	854,846	1,488,287
19,399	Conflandey (a)(8)	344,268	247,335
17,000	Societe Francaise des Papiers Peints (a)(c)(1)	779,335	196,683
		573,892,475	768,835,157

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks — (continued)
	Germany (3.61%)
1,055,000	Merck KGaA (6)	$26,152,947	$56,383,563
140,500	Bertelsmann AG D.R.C. (10)	31,678,271	35,187,451
435,000	Hornbach Holding AG Pfd. (14)	23,642,410	31,020,186
258,500	Axel Springer Verlag AG (10)	13,703,591	26,019,865
1,275,000	Suedzucker AG (2)	20,571,626	24,720,309
405,000	Vossloh AG (16)	8,157,152	20,043,348
450,000	Pfeiffer Vacuum Technology AG (c)(8)	13,362,076	17,902,587
325,000	Bayer AG (9)	4,305,768	8,801,506
		141,573,841	220,078,815
	Hong Kong (1.81%)
7,500,000	Guoco Group Limited (7)	55,246,509	59,376,142
20,531,500	Shaw Brothers (Hong Kong) Limited (c)(10)	19,763,936	21,321,583
10,000,000	Hopewell Holdings Limited (13)	12,004,216	17,692,648
7,500,000	SmarTone Telecommunications Holdings Limited (15)	8,553,853	8,317,468
10,000,000	Lerado Group Holding Company Limited (1)	1,533,725	1,705,161
11,250,000	City e-Solutions Limited (1)	336,425	1,283,679
12,000,000	China-Hong Kong Photo Products Holdings Limited (1)	949,952	669,244
		98,388,616	110,365,925
	India (0.00%)
10,000	The Spartek Emerging Opportunities of India Fund (b)(e)(7)	1,035,000	10,898

	Indonesia (0.07%)

4,000,000	PT Bat Indonesia Tbk (c)(2)	4,249,453	4,097,428

	Ireland (0.36%)

6,000,000	Independent News & Media Plc (10)	12,246,332	13,876,302
30,000,000	Waterford Wedgewood Plc (1)	10,929,254	8,268,263
		23,175,586	22,144,565
	Israel (0.00%)

70,000	Super-Sol (14)	129,090	164,589

	Italy (1.52%)
850,000	Italmobiliare S.p.A. RNC (9)	20,153,790	28,937,123
3,350,000	Italcementi S.p.A. RNC (9)	19,751,785	26,855,678
5,375,000	Gewiss S.p.A. (8)	19,575,098	25,248,160
1,500,000	Caltagirone Editore S.p.A. (10)	9,451,547	11,395,823
		68,932,220	92,436,784

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks — (continued)
	Japan (15.52%)
4,765,000	Shimano Inc. (1)	$78,529,666	$111,556,627
2,000,000	Secom Company, Limited (8)	72,004,572	85,676,765
1,645,000	Ono Pharmaceutical Company, Limited (6)	61,412,218	70,618,123
3,500,000	Toho Company, Limited (10)	39,423,441	53,317,031
1,500,000	Fuji Photo Film Company, Limited (1)	44,312,060	48,227,143
500,000	Nintendo Company, Limited (15)	40,294,227	47,185,618
7,750,000	NIPPONKOA Insurance Company, Limited (4)	30,321,710	46,465,607
10,150,000	Aioi Insurance Company, Limited (4)	29,456,407	44,584,069
4,000,000	Mitsui Sumitomo Insurance Company, Limited (4)	19,745,891	37,639,813
1,732,291	T. Hasegawa Company, Limited (2)	20,695,077	26,859,414
1,500,000	Daiichi Pharmaceutical Corporation (6)	23,622,228	26,273,604
150,000	Nippon Television Network Corporation (10)	20,389,752	24,344,518
1,299,950	Nitto Kohki Company, Limited (c)(8)	19,873,893	22,899,088
1,675,000	Makita Corporation (1)	12,722,902	22,664,040
775,000	Shimachu Company Limited (14)	16,168,869	20,705,973
1,000,000	Chofu Seisakusho Company, Limited (1)	14,518,405	19,290,857
4,000,000	Aida Engineering, Limited (c)(8)	14,266,611	19,200,290
550,000	Kose Corporation (2)	17,029,581	18,629,715
1,750,000	Wacoal Corporation (2)	14,119,449	17,862,156
799,990	Mandom Corporation (2)	12,478,635	17,823,442
275,000	TakeFuji Corporation (4)	15,841,045	17,459,131
1,000,000	Maruichi Steel Tube Limited (9)	12,293,080	14,889,281
1,000,000	Shoei Company, Limited (c)(7)	8,507,056	14,581,352
975,000	Ryoyo Electro Corporation (15)	12,476,189	13,236,653
3,000,000	Iino Kaiun Kaisha, Limited (16)	9,416,206	12,416,791
1,625,000	Takuma Company, Limited (8)	11,572,421	11,538,287
368,500	SK Kaken Company Limited (8)	5,536,940	10,863,266
1,000,000	Sansei Yusoki Company, Limited (c)(8)	8,885,636	9,962,415
2,000,000	Okumura Corporation (8)	8,273,866	9,509,578
935,000	Tachi-S Company, Limited (1)	7,910,269	8,942,263
415,000	Aderans Company (2)	7,895,013	8,419,146
100,000	ASAHI Broadcasting Corporation (10)	6,141,481	6,783,499
475,000	Mitsubishi Securities Company, Limited (4)	3,053,989	6,130,281
475,000	Katakura Industries Company, Limited (8)	4,247,837	5,657,067
565,300	Yomeishu Seizo Company, Limited (2)	3,640,899	4,121,419
250,000	Seikagaku Corporation (6)	3,315,220	3,713,264
200,000	Sotoh Company, Limited (1)	966,678	2,738,758

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — (continued)
	Japan — (continued)
325,000	Sonton Food Industry Company, Limited (2)	$3,298,777	$2,737,400
58,000	Matsumoto Yushi-Seiyaku Company, Limited (9)	1,261,435	1,208,169
		735,919,631	946,731,913
	Luxembourg (0.52%)
1,000,000	Tenaris SA ADR (3)	22,780,614	29,990,000
112,668	Security Capital European Realty (a)(e)(13)	2,253,360	2,097,878
		25,033,974	32,087,878
	Mexico (0.88%)
12,000,000	Industrias Penoles, S.A. de C.V. (12)	23,144,651	52,590,060
500,000	Grupo Industrial Saltillo, S.A. de C.V. (8)	1,469,358	933,474
		24,614,009	53,523,534
	Netherlands (4.12%)
2,000,000	Heineken Holding NV (2)	63,342,898	73,719,354
1,355,000	Randstad Holding NV (8)	11,592,087	36,192,165
3,850,000	Koninklijke Ahold NV (a)(14)	31,516,082	29,802,894
875,000	Koninklijke Grolsch NV (2)	20,265,988	24,797,300
1,150,000	United Services Group NV (c)(8)	16,081,979	21,221,875
825,000	Holdingmaatschappij de Telegraaf NV (10)	14,452,839	17,893,600
535,000	Hal Trust NV (7)	15,227,499	17,309,429
235,000	OPG Groep NV (6)	5,860,389	11,165,451
800,000	Arcadis NV (8)	9,183,038	10,986,005
250,000	CSM — BR Cert CVA (2)	5,425,800	6,126,304
225,000	Wegener NV (a)(10)	1,363,301	2,316,012
		194,311,900	251,530,389
	Singapore (1.43%)
10,649,850	Haw Par Corporation Limited (c)(8)	25,050,571	29,171,669
2,594,500	Fraser & Neave Limited (2)	14,402,970	20,283,233
12,184,000	Singapore Airport Terminal (16)	14,630,987	14,108,732
17,549,625	ComfortDelgro Corporation Limited (16)	6,946,456	12,688,340
25,000,000	Del Monte Pacific Limited (2)	5,997,158	9,551,800
1,500,000	United Overseas Land Limited (7)	1,580,992	1,578,251
		68,609,134	87,382,025

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks — (continued)
	South Africa (0.84%)
2,000,000	Harmony Gold Mining Company Limited ADR (12)	$31,137,035	$22,080,000
2,000,000	Gold Fields Limited ADR (12)	24,328,890	20,340,000
2,750,000	Mvelaphanda Resources Limited (12)	10,310,393	8,677,653
		65,776,318	51,097,653
	South Korea (4.11%)
375,000	Samsung Electronics Company, Limited Pfd. (15)	59,352,319	103,549,666
3,000,000	Samsung Corporation (15)	25,131,764	35,794,946
1,000,000	KT&G Corporation (2)	17,983,484	25,397,367
50,000	Lotte Confectionery Company, Limited (2)	18,360,130	22,201,389
2,000,000	Daeduck Electronics Company, Limited (15)	15,482,465	20,369,029
85,000	Amorepacific Corporation (2)	11,330,566	13,582,904
22,950	Nam Yang Dairy Products (2)	4,912,653	5,814,026
28,850	Nam Yang Dairy Products Pfd. (2)	479,094	2,053,075
519,750	Daeduck GDS Company, Limited (15)	2,689,780	4,916,883
250,000	The Korea Fund (7)	4,526,536	4,887,500
600,000	Fursys Incorporated (8)	2,265,593	4,648,229
1,000,000	Dong Ah Tire & Rubber Company, Limited (1)	4,376,945	3,374,952
2,500,000	Nexans Korea Limited (c)(8)	3,043,596	2,695,274
75,000	Kukdong Electric Wire Company, Limited (15)	1,064,588	1,086,632
		170,999,513	250,371,872
	Spain (2.51%)
3,425,000	Corporacion Financiera Alba SA (7)	79,650,108	98,910,595
1,775,000	Altadis SA (2)	53,704,903	50,154,206
375,000	Uralita SA (8)	1,957,794	4,030,778
		135,312,805	153,095,579
	Sweden (0.05%)
1,150,000	Gorthon Lines AB ‘B’ (c)(16)	3,311,245	2,876,506
	Switzerland (7.66%)
315,000	Nestle SA (2)	71,565,666	79,725,298
29,250	Pargesa Holding AG (7)	62,198,932	77,867,587
505,000	Kuehne & Nagel International AG (16)	28,521,563	67,024,191
5,675	Lindt & Spruengli AG (2)	43,123,034	63,911,899
23,750	Lindt & Spruengli AG PC (2)	17,751,188	23,640,958

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks — (continued)
	Switzerland — (continued)
115,000	Schindler Holding PC (a)(8)	$24,723,001	$31,368,880
86,500	Schindler Holding AG (8)	24,073,460	25,296,886
13,358	Metall Zug PC AG (1)	19,863,277	27,830,240
151	Metall Zug AG (1)	1,785,742	2,207,994
100,000	Kaba Holding AG Reg B (8)	19,759,617	19,290,868
30,000	Edipresse SA (10)	8,990,830	15,278,367
23,500	Sika Finanz AG (9)	5,018,182	11,061,384
13,750	Societe Generale d’Affichage (10)	5,201,479	7,586,134
21,500	Sulzer AG (8)	2,940,205	5,574,289
7,000	Hilti AG (a)(i)(8)	4,485,845	4,861,299
15,000	PubliGroupe SA (a)(10)	2,207,101	4,820,788
		342,209,122	467,347,062
	Thailand (0.03%)
250,000	The Oriental Hotel Public Company Limited (1)	1,152,073	1,886,792
	United Kingdom (4.25%)
10,000,000	Millennium & Copthorne Hotel Plc (1)	46,069,521	59,989,399
35,500,000	Aggregate Industries Plc (9)	48,817,615	55,802,130
1,750,000	Anglo American Plc (12)	42,513,968	35,278,740
3,375,000	Spirax-Sarco Engineering Plc (8)	24,400,378	34,348,482
15,000,000	Enodis Plc (a)(8)	12,836,287	24,510,842
2,325,000	IMI Plc (8)	8,432,323	15,434,171
5,000,000	McBride Plc (2)	6,379,400	11,766,981
3,146,000	J.Z. Equity Partners, Plc (4)	5,873,374	6,979,114
2,500,000	Vodafone Group Plc (15)	4,076,165	6,083,307
700,000	Marks & Spencer Group Plc (14)	3,514,843	3,434,626
500,000	EMI Group Limited Plc (10)	1,238,186	2,291,231
100,000	Antofagasta Holdings Plc (12)	274,913	1,669,579
630,000	Trans-Siberian Gold Limited (a)(e)(12)	750,000	1,359,553
1,000,000	Royal Doulton Plc (a)(1)	45,385	165,182
		205,222,358	259,113,337
	United States (2.18%)
2,000,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’ (12)	31,810,522	61,000,000
425,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)(12)	7,554,601	17,212,500
1,395,000	Newmont Mining Corporation Holding Company (12)	38,329,249	52,173,000
16,500	Third Avenue Global Value Fund, L.P. (b)(e)(7)	1,650,000	2,569,216
		79,344,372	132,954,716

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks — (continued)
	Miscellaneous (0.43%)
1,765,000	Banco Latinoamericano de Exportaciones SA ADR (c)(4)	$26,400,958	$26,122,000
	Total Common and Preferred Stocks	3,350,505,788	4,412,854,747

Principal Amount
	Notes, Bonds and Convertible Bonds (7.40%)
	Commodity-Linked Notes (2.18%)
$1,000,000	UBS Gold-Linked Note 0% due 5/12/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,242,218
2,500,000	UBS Gold-Linked Note 0% due 5/19/2004 (a)(b)(d)(e)(g)(12)	2,500,000	2,957,257
1,500,000	UBS Gold-Linked Note 0% due 5/28/2004 (a)(b)(d)(e)(g)(12)	1,500,000	1,684,720
5,000,000	UBS Gold-Linked Note 0% due 6/07/2004 (a)(b)(d)(e)(g)(12)	5,000,000	5,278,828
4,300,000	UBS Gold-Linked Note 0% due 7/01/2004 (a)(b)(d)(e)(g)(12)	4,300,000	4,723,961
1,000,000	UBS Gold-Linked Note 0% due 7/16/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,139,655
1,000,000	UBS Gold-Linked Note 0% due 7/26/2004(a)(b)(d)(e)(g)(12)	1,000,000	1,181,047
1,000,000	UBS Gold-Linked Note 0% due 8/02/2004(a)(b)(d)(e)(g)(12)	1,000,000	1,180,664
1,000,000	UBS Gold-Linked Note 0% due 8/05/2004(a)(b)(d)(e)(g)(12)	1,000,000	1,113,339
1,250,000	UBS Gold-Linked Note 0% due 8/20/2004 (a)(b)(d)(e)(g)(12)	1,250,000	1,429,249
1,000,000	UBS Gold-Linked Note 0% due 10/07/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,021,900
1,000,000	UBS Gold-Linked Note 0% due 10/08/2004 (a)(b)(d)(e)(g)(12)	1,000,000	998,815
1,000,000	UBS Gold-Linked Note 0% due 10/12/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,009,764
1,250,000	UBS Gold-Linked Note 0% due 10/22/2004 (a)(b)(d)(e)(g)(12)	1,250,000	1,293,759
1,500,000	UBS Gold-Linked Note 0% due 11/24/2004 (a)(b)(d)(e)(g)(12)	1,500,000	1,518,287
1,000,000	UBS Gold-Linked Note 0% due 11/26/2004 (a)(b)(d)(e)(g)(12)	1,000,000	961,839
1,000,000	UBS Gold-Linked Note 0% due 12/03/2004 (a)(b)(d)(e)(g)(12)	1,000,000	959,801
1,000,000	UBS Gold-Linked Note 0% due 12/13/2004 (a)(b)(d)(e)(g)(12)	1,000,000	961,722
1,000,000	UBS Gold-Linked Note 0% due 12/16/2004 (a)(b)(d)(e)(h)(12)	1,000,000	931,288
2,000,000	UBS Gold-Linked Note 0% due 12/22/2004 (a)(b)(d)(e)(h)(12)	2,000,000	1,781,784
2,350,000	UBS Gold-Linked Note 0% due 1/28/2005 (a)(b)(d)(e)(h)(12)	2,350,000	1,971,167
1,200,000	UBS Gold-Linked Note 0% due 2/04/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,096,101
3,000,000	UBS Gold-Linked Note 0% due 2/11/2005 (a)(b)(d)(e)(h)(12)	3,000,000	2,619,608
1,100,000	UBS Gold-Linked Note 0% due 2/18/2005(a)(b)(d)(e)(g)(12)	1,100,000	1,043,329
1,150,000	UBS Gold-Linked Note 0% due 2/22/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,089,636
1,500,000	UBS Gold-Linked Note 0% due 3/09/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,373,717
1,250,000	UBS Gold-Linked Note 0% due 3/11/2005 (a)(b)(d)(e)(h)(12)	1,250,000	1,202,389
2,950,000	UBS Gold-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(g)(12)	2,950,000	2,809,004
1,000,000	UBS Gold-Linked Note 0% due 4/29/2005 (a)(b)(d)(e)(h)(12)	1,000,000	939,093
1,950,000	UBS Gold-Linked Note 0% due 5/11/2005 (a)(b)(d)(e)(g)(12)	1,950,000	1,864,823
1,000,000	UBS Gold-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	967,169
1,000,000	UBS Silver-Linked Note 0% due 3/17/2005 (a)(b)(d)(e)(h)(12)	1,000,000	790,220

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds — (continued)
	Commodity-Linked Notes — (continued)
$1,500,000	UBS Silver-Linked Note 0% due 3/18/2005 (a)(b)(d)(e)(h)(12)	$1,500,000	$1,150,109
2,500,000	UBS Silver-Linked Note 0% due 3/21/2005 (a)(b)(d)(e)(h)(12)	2,500,000	1,822,325
1,000,000	UBS Silver-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(h)(12)	1,000,000	670,606
1,500,000	UBS Silver-Linked Note 0% due 3/29/2005(a)(b)(d)(e)(h)(12)	1,500,000	1,047,821
1,000,000	UBS Silver-Linked Note 0% due 4/08/2005 (a)(b)(d)(e)(h)(12)	1,000,000	567,968
1,500,000	UBS Silver-Linked Note 0% due 5/06/2005 (a)(b)(d)(e)(h)(12)	1,500,000	921,760
1,000,000	UBS Silver-Linked Note 0% due 5/16/2005(a)(b)(d)(e)(g)(12)	1,000,000	988,914
1,500,000	HSBC Gold-Linked Note 0% due 5/17/2004 (a)(b)(d)(e)(g)(12)	1,500,000	1,728,300
200,000	HSBC Gold-Linked Note 0% due 6/04/2004 (a)(b)(d)(e)(g)(12)	200,000	220,560
1,000,000	HSBC Gold-Linked Note 0% due 6/16/2004(a)(b)(d)(e)(g)(12)	1,000,000	1,089,600
5,800,000	HSBC Gold-Linked Note 0% due 6/21/2004(a)(b)(d)(e)(g)(12)	5,800,000	6,589,380
3,500,000	HSBC Gold-Linked Note 0% due 6/25/2004(a)(b)(d)(e)(g)(12)	3,500,000	3,811,500
1,000,000	HSBC Gold-Linked Note 0% due 6/25/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,103,300
3,500,000	HSBC Gold-Linked Note 0% due 6/28/2004(a)(b)(d)(e)(g)(12)	3,500,000	3,890,600
1,000,000	HSBC Gold-Linked Note 0% due 7/01/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,143,900
1,000,000	HSBC Gold-Linked Note 0% due 7/14/2004(a)(b)(d)(e)(g)(12)	1,000,000	1,152,600
4,000,000	HSBC Gold-Linked Note 0% due 7/15/2004(a)(b)(d)(e)(g)(12)	4,000,000	4,640,800
1,800,000	HSBC Gold-Linked Note 0% due 7/19/2004(a)(b)(d)(e)(g)(12)	1,800,000	2,117,880
1,000,000	HSBC Gold-Linked Note 0% due 7/22/2004(a)(b)(d)(e)(g)(12)	1,000,000	1,155,300
1,000,000	HSBC Gold-Linked Note 0% due 7/22/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,154,200
2,200,000	HSBC Gold-Linked Note 0% due 7/26/2004(a)(b)(d)(e)(g)(12)	2,200,000	2,581,920
1,000,000	HSBC Gold-Linked Note 0% due 7/26/2004(a)(b)(d)(e)(g)(12)	1,000,000	1,186,000
1,000,000	HSBC Gold-Linked Note 0% due 7/26/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,172,200
1,000,000	HSBC Gold-Linked Note 0% due 7/29/2004(a)(b)(d)(e)(g)(12)	1,000,000	1,134,700
1,000,000	HSBC Gold-Linked Note 0% due 8/06/2004(a)(b)(d)(e)(g)(12)	1,000,000	1,107,600
1,000,000	HSBC Gold-Linked Note 0% due 8/09/2004(a)(b)(d)(e)(g)(12)	1,000,000	1,137,200
1,000,000	HSBC Gold-Linked Note 0% due 8/11/2004(a)(b)(d)(e)(g)(12)	1,000,000	1,154,000
1,000,000	HSBC Gold-Linked Note 0% due 8/16/2004(a)(b)(d)(e)(g)(12)	1,000,000	1,136,300
500,000	HSBC Gold-Linked Note 0% due 9/06/2004 (a)(b)(d)(e)(g)(12)	500,000	516,950
500,000	HSBC Gold-Linked Note 0% due 9/14/2004(a)(b)(d)(e)(g)(12)	500,000	517,200
250,000	HSBC Gold-Linked Note 0% due 9/20/2004 (a)(b)(d)(e)(g)(12)	250,000	256,450
1,000,000	HSBC Gold-Linked Note 0% due 10/07/2004(a)(b)(d)(e)(g)(12)	1,000,000	990,800
1,000,000	HSBC Gold-Linked Note 0% due 10/12/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,033,700
1,000,000	HSBC Gold-Linked Note 0% due 10/12/2004(a)(b)(d)(e)(g)(12)	1,000,000	1,005,500
500,000	HSBC Gold-Linked Note 0% due 10/13/2004(a)(b)(d)(e)(g)(12)	500,000	524,800
1,000,000	HSBC Gold-Linked Note 0% due 10/29/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,065,000
750,000	HSBC Gold-Linked Note 0% due 11/04/2004(a)(b)(d)(e)(g)(12)	750,000	748,200
1,500,000	HSBC Gold-Linked Note 0% due 11/12/2004(a)(b)(d)(e)(g)(12)	1,500,000	1,538,700
1,360,000	HSBC Gold-Linked Note 0% due 11/22/2004(a)(b)(d)(e)(g)(12)	1,360,000	1,295,944
1,000,000	HSBC Gold-Linked Note 0% due 11/22/2004 (a)(b)(d)(e)(g)(12)	1,000,000	956,100

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds — (continued)
	Commodity-Linked Notes — (continued)
$1,000,000	HSBC Gold-Linked Note 0% due 11/24/2004(a)(b)(d)(e)(g)(12)	$1,000,000	$959,600
1,000,000	HSBC Gold-Linked Note 0% due 11/26/2004(a)(b)(d)(e)(g)(12)	1,000,000	958,100
1,000,000	HSBC Gold-Linked Note 0% due 11/29/2004(a)(b)(d)(e)(g)(12)	1,000,000	963,100
1,000,000	HSBC Gold-Linked Note 0% due 11/29/2004(a)(b)(d)(e)(g)(12)	1,000,000	961,600
500,000	HSBC Gold-Linked Note 0% due 11/30/2004(a)(b)(d)(e)(g)(12)	500,000	487,200
1,000,000	HSBC Gold-Linked Note 0% due 12/13/2004(a)(b)(d)(e)(h)(12)	1,000,000	901,000
1,000,000	HSBC Gold-Linked Note 0% due 1/19/2005(a)(b)(d)(e)(g)(12)	1,000,000	808,000
2,000,000	HSBC Gold-Linked Note 0% due 1/28/2005(a)(b)(d)(e)(h)(12)	2,000,000	1,759,400
2,240,000	HSBC Gold-Linked Note 0% due 2/10/2005(a)(b)(d)(e)(g)(12)	2,240,000	2,095,968
1,590,000	HSBC Gold-Linked Note 0% due 2/25/2005(a)(b)(d)(e)(g)(12)	1,590,000	1,442,925
1,190,000	HSBC Gold-Linked Note 0% due 3/04/2005(a)(b)(d)(e)(g)(12)	1,190,000	1,119,195
1,000,000	HSBC Gold-Linked Note 0% due 3/04/2005(a)(b)(d)(e)(h)(12)	1,000,000	930,500
1,000,000	HSBC Gold-Linked Note 0% due 3/10/2005(a)(b)(d)(e)(h)(12)	1,000,000	965,000
588,000	HSBC Gold-Linked Note 0% due 3/14/2005(a)(b)(d)(e)(g)(12)	588,000	556,072
1,197,000	HSBC Gold-Linked Note 0% due 3/15/2005(a)(b)(d)(e)(g)(12)	1,197,000	1,129,489
1,300,000	HSBC Gold-Linked Note 0% due 3/28/2005(a)(b)(d)(e)(g)(12)	1,300,000	1,172,340
2,100,000	HSBC Gold-Linked Note 0% due 4/11/2005(a)(b)(d)(e)(g)(12)	2,100,000	1,839,810
2,830,000	HSBC Gold-Linked Note 0% due 4/12/2005 (a)(b)(d)(e)(g)(12)	2,830,000	2,490,966
1,000,000	HSBC Gold-Linked Note 0% due 4/20/2005(a)(b)(d)(e)(g)(12)	1,000,000	915,800
1,263,000	HSBC Gold-Linked Note 0% due 5/02/2005(a)(b)(d)(e)(g)(12)	1,263,000	1,212,101
		132,408,000	132,831,006
	U.S. Dollar Notes and Bonds (0.28%)
2,456,000	P.T. Pabrik Kertas Tjiwi-Kimia 10% due 8/01/2004(a)(f)(11)	1,868,854	896,440
1,000,000	YPF Sociedad Anonima 9 1/8% due 2/24/2009 (3)	768,825	1,120,000
1,000,000	United Mexican States 9 7/8% due 2/01/2010 (5)	1,107,500	1,226,565
500,000	Vivendi Universal SA 9 1/4% due 4/15/2010 (10)	500,000	586,250
1,000,000	Grupo Televisa SA 8% due 9/13/2011 (10)	980,585	1,105,000
5,000,000	Fimep SA 10 1/2% due 2/15/2013 (8)	5,000,000	5,850,000
2,000,000	Legrand SA 8 1/2% due 2/15/2025 (8)	2,068,750	2,117,500
4,000,000	Bangkok Bank Public Company 9.025% due 3/15/2029(a)(b)(4)	2,609,068	4,479,296
		14,903,582	17,381,051
	U.S. Dollar Convertible Bonds (0.12%)
1,020,408	Cresud S.A.C.I.F. y A. 8% due 11/14/2007 (2)	1,020,408	3,112,244
4,000,000	Amdocs Limited 2% due 6/01/2008 (15)	3,659,432	3,995,000
2,000,000	Medya International Limited 10% due 6/28/2049(a)(e)(f)(10)	1,987,057	20,000
		6,666,897	7,127,244

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Principal Amount			Cost (Note 1)	Value (Note 1)
		Notes, Bonds and Convertible Bonds — (continued)
		Non U.S. Dollar Notes and Bonds (4.55%)
EUR	17,541,659	Vivendi Universal SA 6.7% due 6/21/2006 (10)	$14,647,463	$22,303,496
EUR	1,500,000	Vivendi Universal SA 9 1/2% due 4/15/2010 (10)	1,595,648	2,137,265
EUR	3,750,000	Aegis Plc 2% due 5/15/2006 (10)	3,589,545	4,675,613
EUR	3,500,000	ALSTOM 5% due 7/26/2006 (8)	3,386,809	3,910,948
AUD	8,000,000	Queensland Treasury Corporation 8% due 9/14/2007 (5)	4,704,849	6,115,623
SGD	20,250,000	Singapore Government 2 5/8% due 10/01/2007 (5)	12,506,887	12,350,590
CAD	16,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	10,077,664	12,797,000
HKD	17,500,000	Hong Kong Government 3.57% due 12/17/2007 (5)	2,348,187	2,294,494
EUR	16,500,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	13,944,118	20,414,521
GBP	11,000,000	EMI Group Plc 8 1/4% due 5/20/2008 (10)	16,634,094	21,083,973
EUR	7,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (10)	8,732,420	10,344,999
EUR	2,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	2,946,960	3,448,333
EUR	3,100,000	Scandinavian Broadcasting 12% due 6/15/2008 (10)	3,548,335	4,271,936
SEK	50,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	8,246,872	8,111,577
EUR	3,000,000	Independent News and Media Plc 8% due 12/15/2008 (10)	3,626,220	3,774,103
EUR	5,500,000	Independent News and Media Plc 5 3/4% due 5/17/2009 (10)	5,639,328	6,388,226
EUR	47,075,373	Republic of France O.A.T./i 3% due 7/25/2009 (5)	56,837,259	60,825,047
EUR	5,500,000	Prosieben Media 11 1/4% due 7/31/2009 (10)	5,489,591	7,974,680
MYR	13,260,000	Malaysian Government 4.305% due 2/27/2009 (5)	3,513,829	3,513,028
EUR	1,250,000	Remy Cointreau SA 6 1/2% due 7/01/2010 (2)	1,426,408	1,537,496
EUR	1,000,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (8)	1,010,034	1,354,078
EUR	6,250,000	Waterford Wedgewood Plc 9 7/8% due 12/01/2010 (1)	7,822,560	7,564,262
EUR	11,050,000	Waterford Wedgewood Plc 9 7/8% due 12/01/2010 (b)(1)	13,446,283	13,373,616
EUR	7,500,000	The Manitowoc Company, Inc. 10 3/8% due 5/15/2011 (8)	8,229,362	10,020,775
GBP	8,425,000	Enodis Plc 10 3/8% due 4/15/2012 (8)	13,119,535	16,909,373
EUR	7,000,000	Fimep SA 11% due 2/15/2013 (a)(8)	7,577,850	10,044,741
			234,648,110	277,539,793
		Non U.S. Dollar Convertible Bonds (0.27%)
EUR	60,000	Havas Advertising 1% due 1/01/2006 (10)	1,025,035	1,736,910
EUR	243,500	Havas Advertising 4% due 1/01/2009 (10)	1,986,854	2,936,474
EUR	84,339	Club Mediterranee SA 3% due 11/01/2008 (1)	4,656,631	6,569,117
NZD	1,775,277	Evergreen Forest Limited 0% due 3/19/2009 (a)(11)	943,678	1,481,720
EUR	3,000,000	Fregate SAS 2% due 3/31/2013 (i)(7)	3,620,400	3,598,049
			12,232,598	16,322,270
		Total Notes, Bonds and Convertible Bonds	400,859,187	451,201,364

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Short-Term Investments (20.06%)
$26,747,000	American Express Credit Corporation 1.01% due 5/03/2004	$26,745,499	$26,745,499
20,624,000	American Express Credit Corporation 1.02% due 5/06/2004	20,621,078	20,621,078
10,697,000	American Express Credit Corporation 1.01% due 5/17/2004	10,692,198	10,692,198
29,980,000	American Express Credit Corporation 1.02% due 5/24/2004	29,960,463	29,960,463
25,139,000	Honeywell International Inc. 0.97% due 5/03/2004	25,137,645	25,137,645
30,000,000	DuPont Ei Nemour 1.00% due 5/03/2004	29,998,333	29,998,333
25,000,000	DuPont Ei Nemour 1.01% due 5/05/2004	24,997,194	24,997,194
35,000,000	DuPont Ei Nemour 1.00% due 5/06/2004	34,995,139	34,995,139
8,150,000	DuPont Ei Nemour 1.00% due 5/21/2004	8,145,472	8,145,472
19,476,000	ConocoPhilips 1.03% due 5/03/2004	19,474,886	19,474,886
25,697,000	ConocoPhilips 1.06% due 5/03/2004	25,695,487	25,695,487
25,000,000	ConocoPhilips 1.02% due 5/07/2004	24,995,750	24,995,750
25,139,000	Honeywell International Inc. 0.97% due 5/03/2004	25,137,645	25,137,645
18,991,000	Gannett Company Inc. 0.98% due 5/04/2004	18,989,449	18,989,449
17,668,000	Gannett Company Inc. 0.99% due 5/05/2004	17,666,057	17,666,057
25,000,000	Gannett Company Inc. 0.98% due 5/06/2004	24,996,597	24,996,597
30,000,000	Gannett Company Inc. 0.99% due 5/20/2004	29,984,325	29,984,325
25,000,000	Wal-Mart Stores, Inc. 0.99% due 5/04/2004	24,997,938	24,997,938
25,000,000	Wal-Mart Stores, Inc. 0.98% due 5/11/2004	24,993,194	24,993,194
24,000,000	Wal-Mart Stores, Inc. 0.98% due 5/11/2004	23,993,467	23,993,467
10,206,000	Wal-Mart Stores, Inc. 0.99% due 5/11/2004	10,203,193	10,203,193
14,000,000	Wal-Mart Stores, Inc. 0.97% due 6/02/2004	13,987,929	13,987,929
12,000,000	Walt Disney Company 1.08% due 5/04/2004	11,998,920	11,998,920
2,192,000	Walt Disney Company 1.08% due 5/17/2004	2,190,948	2,190,948
25,000,000	Altria Group Inc. 1.47% due 5/05/2004	24,995,917	24,995,917
15,000,000	Nestl’e Capital Corporation 0.98% due 5/05/2004	14,998,367	14,998,367
30,000,000	Nestl’e Capital Corporation 0.98% due 5/17/2004	29,986,933	29,986,933
27,243,000	Nestl’e Capital Corporation 0.98% due 5/21/2004	27,228,168	27,228,168
19,672,000	Nestl’e Capital Corporation 0.97% due 5/24/2004	19,659,809	19,659,809
1,642,000	Nestl’e Capital Corporation 1.01% due 6/08/2004	1,640,249	1,640,249
24,191,000	General Electric Company 0.99% due 5/06/2004	24,187,674	24,187,674
17,000,000	Sara Lee Corporation 1.05% due 5/06/2004	16,997,521	16,997,521
10,000,000	Sara Lee Corporation 1.03% due 5/11/2004	9,997,139	9,997,139
15,000,000	Shell Finance UK Plc 1.00% due 5/06/2004	14,997,917	14,997,917
35,000,000	Shell Finance UK Plc 1.01% due 5/06/2004	34,995,090	34,995,090
5,000,000	Shell Finance UK Plc 1.02% due 6/07/2004	4,994,758	4,994,758
25,000,000	Shell Finance UK Plc 1.01% due 6/18/2004	24,966,333	24,966,333
25,000,000	Procter and Gamble Company 0.97% due 5/07/2004	24,995,958	24,995,958
45,000,000	Procter and Gamble Company 1.00% due 5/10/2004	44,988,750	44,988,750
30,000,000	BMW US Capital Incorporated 1.00% due 5/10/2004	29,992,500	29,992,500

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Principal Amount		Cost (Note 1)		Value (Note 1)
	Short-Term Investments — (continued)
$30,000,000	Henkel Corporation 1.02% due 5/11/2004	$29,991,500		$29,991,500
31,466,000	RaboBank USA Finance Corporation 0.99% due 5/12/2004	31,456,482		31,456,482
31,936,000	RaboBank USA Finance Corporation 0.98% due 5/14/2004	31,924,698		31,924,698
3,000,000	Hitachi Limited 1.03% due 5/12/2004	2,999,056		2,999,056
3,500,000	Hitachi Limited 1.00% due 5/17/2004	3,498,444		3,498,444
5,000,000	Hitachi Limited 1.00% due 5/18/2004	4,997,639		4,997,639
8,000,000	Hitachi Limited 1.04% due 6/15/2004	7,989,600		7,989,600
25,000,000	The Coca-Cola Company 0.99% due 5/13/2004	24,991,750		24,991,750
11,232,000	Exxon Project Investment Corporation 0.96% due 5/17/2004	11,227,208		11,227,208
5,000,000	Unilever Capital Corporation 0.97% due 5/17/2004	4,997,844		4,997,844
10,000,000	Unilever Capital Corporation 0.99% due 5/17/2004	9,995,600		9,995,600
2,399,000	Unilever Capital Corporation 1.00% due 5/24/2004	2,397,467		2,397,467
7,000,000	Unilever Capital Corporation 0.99% due 6/01/2004	6,994,033		6,994,033
5,000,000	Unilever Capital Corporation 1.00% due 6/07/2004	4,994,861		4,994,861
3,000,000	Unilever Capital Corporation 1.00% due 6/14/2004	2,996,333		2,996,333
1,483,000	7-Eleven Inc. 1.01% due 5/17/2004	1,482,334		1,482,334
11,000,000	7-Eleven Inc. 1.03% due 5/27/2004	10,991,817		10,991,817
20,000,000	Caterpillar Financial Services 1.00% due 5/18/2004	19,990,556		19,990,556
16,520,000	Bristol-Myers Squibb 1.01% due 5/19/2004	16,511,657		16,511,657
12,000,000	Diageo Capital Plc 1.00% due 5/25/2004	11,992,000		11,992,000
14,740,000	Bayer Corporation 1.07% due 6/03/2004	14,725,543		14,725,543
43,378,000	Knight-Ridder, Inc. 1.01% due 6/08/2004	43,331,754		43,331,754
14,599,000	Knight-Ridder, Inc. 0.99% due 6/14/2004	14,581,335		14,581,335
16,250,000	Knight-Ridder, Inc. 1.02% due 6/16/2004	16,228,821		16,228,821
9,250,000	Knight-Ridder, Inc. 1.02% due 6/17/2004	9,237,682		9,237,682
30,000,000	General Electric Capital Corporation 1.04% due 6/22/2004	29,954,933		29,954,933
17,985,000	General Electric Capital Corporation 1.04% due 6/22/2004	17,957,983		17,957,983
	Total Short-Term Investments	1,223,523,174		1,223,523,174
	Total Investments (99.82%)	$4,974,888,149	*	6,087,579,285	**
	Other assets in excess of liabilities (0.18%)			11,250,594
	Net Assets (100.00%)			$6,098,829,879

______________

*	At April 30, 2004 cost is substantially identical for both book and federal income tax purposes.
**	Gross unrealized appreciation and depreciation of securities at April 30, 2004 were $1,164,562,299 and $51,871,163, respectively (net appreciation was $1,112,691,136).

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Foreign Currencies	Sector/Industry Classifications
AUD —Australian dollar	(1) Consumer Discretionary	(10) Media
CAD —Canadian dollar	(2) Consumer Staples	(11) Paper and Forest Products
EUR —euro	(3) Energy	(12) Precious Metals
GBP —pound sterling	(4) Financials	(13) Real Estate
HKD —Hong Kong dollar	(5) Government Issues	(14) Retail
MYR —Malaysian ringgit	(6) Health Care	(15) Technology and Telecommunications
NZD —New Zealand dollar	(7) Holding Companies	(16) Transportation
SEK —Swedish krona	(8) Industrials	(17) Utilities
SGD —Singapore dollar	(9) Materials

______________

(a)	Non-income producing security.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the six-months ended April 30, 2004.

	Purchases		Dividend Income
Affiliate	Shares	Cost
Aida Engineering, Limited.	849,500	$3,082,456	$280,940
Banco Latinoamericano de Exportaciones SA ADR.	1,190,000	20,602,136	162,500
Crométal SA.	—	—	—
Deceuninck	308,108	10,045,211	—
Gaumont SA	104,761	5,853,800	—
Gorthon Lines AB ’B’	75,000	190,132	126,862
Haw Par Corporation Limited.	4,147,850	11,464,514	—
Laurent-Perrier.	108,754	3,861,028	—
Nexans Korea Limited	1,250,000	1,516,116	43,653
Nitto Kohki Company, Limited	834,950	13,920,941	241,444
Pfeiffer Vacuum Technology AG.	75,000	2,941,004	—
PT Bat Indonesia Tbk	4,000,000	4,249,453	—
Robertet SA.	987	108,080	—
Sansei Yusoki Company, Limited	1,000,000	8,885,636	94,159
Shaw Brothers (Hong Kong) Limited.	900,000	991,659	128,369
Shoei Company, Limited	75,000	843,478	173,249
Société Française des Papiers Peints	—	—	—
Société Sucrière de Pithiviers-le Vieil.	—	—	599,150
United Services Group NV	325,000	5,908,493	—
(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there are less than three market makers.
(f)	In default as to principal and interest.
(g)	Leveraged 1 1/2 to 1
(h)	Leveraged 2 to 1
(i)

Restricted security priced at fair value by the Valuation Committee of the Board of Trustees. Represents interest in a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on April 30, 2004 is shown below.

Security	Acquisition Date	Cost
FINEL	7/14/99	$2,277,010
Fregate SAS 2% due 3/31/2013	4/13/04	3,620,400
Hilti AG	11/30/01	4,485,845

______________

See Notes to Financial Statements.

FUND OVERVIEW

FIRST EAGLE U.S. VALUE FUND	Data as of April 30, 2004 (unaudited)

THE INVESTMENT STYLE		AVERAGE ANNUAL RETURNS

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing primarily in equities issued by U.S. corporations. The Fund will consist of mostly small and medium size U.S. companies. Management utilizes a highly disciplined, bottom-up, value approach in achieving its investment objective.

			ONE-YEAR	SINCE INCEPTION
		First Eagle U.S. Value Fund (A Shares)		(9-04-01)
		without sales load	27.30%	14.64%
		with sales load	20.93%	12.46%
		Russell 2000 Index	42.01%	8.49%
		Standard & Poor’s 500 Index	22.88%	0.80%

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares with a sales load gives effect to the deduction of the maximum sales load of 5.00%. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index and is not available for purchase. The Standard & Poor’s 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the Standard & Poor’s 500 Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it is also considered a proxy for the total market.

ASSET ALLOCATION		TOP 10 HOLDINGS
U.S. Dollar Bonds 12.82% Commodity-Linked Notes 2.70% U.S. Dollar Cash and Equivalents 24.83% Foreign Stocks 3.21% U.S. Stocks 56.44%		Liberty Media Corporation (media company)		3.02%
		Berkshire Hathaway Inc. (holding company)		2.87%
		Rayonier Inc. (forest products)		2.66%
		Costco Wholesale Corporation (multiline retail)		2.59%
		The Sherwin-Williams Company (paint supply company)		2.48%
		Burlington Resources, Inc. (oil and gas production)		2.32%
		CalEnergy Capital Trust 6 1/2% Conv. Pfd. (energy company)		2.14%
		Consol Energy Inc. (energy company)		1.98%
		Deltic Timber Corporation (forest products)		1.96%
		UniFirst Corporation (uniform company)		1.81%
TOP 5 SECTORS
Industrials	12.77%
Retail	9.46%
Energy	7.48%
Paper & Forest Products	7.33%
Consumer Discretionary	7.22%
The Fund’s portfolio composition is subject to change at any time.

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks — U.S. (56.44%)
	Consumer Discretionary (4.82%)
65,000	Papa John’s International Inc. (a)	$1,725,887	$2,174,250
55,000	McDonald’s Corporation	816,328	1,497,650
35,000	Hampshire Group, Limited (a)	1,171,963	1,044,820
30,000	Furniture Brands International	665,422	844,200
8,000	Allen Organ Company, Class ‘B’	307,040	380,000
10,000	Weyco Group, Inc.	197,725	324,500
600	St. John Knits International Inc. (a)	18,600	18,150
		4,902,965	6,283,570
	Consumer Staples (0.93%)
12,000	Altria Group Inc.	480,416	664,560
28,800	Seneca Food Corporation (a)	422,064	553,104
		902,480	1,217,664
	Energy (6.88%)
45,000	Burlington Resources, Inc.	1,952,675	3,027,150
90,000	CONSOL Energy, Inc.	1,925,717	2,576,700
50,000	SEACOR Holdings Inc. (a)	1,920,152	2,074,000
18,000	ConocoPhillips	1,029,193	1,283,400
		6,827,737	8,961,250
	Financials (0.45%)
35,000	Interpool Inc. (a)	575,519	582,750

	Health Care (2.59%)

75,000	Schering - Plough Corporation	1,654,624	1,254,750
20,000	DENTSPLY International Inc.	580,150	969,200
30,000	Sola International Inc. (a)	521,660	615,600
10,000	Johnson & Johnson, Inc.	541,140	540,300
		3,297,574	3,379,850
	Holding Companies (3.65%)
40	Berkshire Hathaway Inc., Class ‘A’ (a)	2,796,317	3,735,600
557	Case Pomeroy & Company, Inc. Class ‘A’	538,848	732,455
5,000	Loews Corporation	223,725	290,050
		3,558,890	4,758,105
	Industrials (8.20%)
80,000	UniFirst Corporation	1,394,750	2,360,000
85,000	Tyco International Limited	1,186,970	2,333,250
50,000	Banta Corporation	1,867,267	2,224,000
60,000	Waste Management Inc.	1,477,143	1,704,000

__________________

See Notes to Financial Statements.

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note1)	Value (Note1)
	Common and Preferred Stocks — U.S. — (continued)
	Industrials—(continued)
25,000	SPX Corporation	$1,221,884	$1,108,750
15,000	Franklin Electric Company, Inc.	570,590	903,900
5,000	Hardinge Inc.	54,150	59,900
		7,772,754	10,693,800
	Materials (0.15%)
426	Central Steel and Wire Company	167,885	191,700

	Media (5.42%)
360,000	Liberty Media Corporation (a)	3,564,730	3,938,400
50,000	Valassis Communications, Inc. (a)	1,415,872	1,545,000
44,392	The DIRECTV Group, Inc. (a)	570,280	794,617
50,000	The Interpublic Group of Companies, Inc. (a)	867,660	784,500
		6,418,542	7,062,517
	Paper and Forest Products (6.41%)
89,025	Rayonier Inc.	2,753,947	3,471,975
75,000	Deltic Timber Corporation	2,215,101	2,550,750
40,000	Plum Creek Timber Company, Inc.	921,473	1,182,400
110,000	Longview Fibre Company	1,152,292	1,152,800
		7,042,813	8,357,925
	Precious Metals (2.28%)
55,000	Newmont Mining Corporation Holding Company	1,032,985	2,057,000
30,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	346,097	915,000
		1,379,082	2,972,000
	Real Estate (0.07%)
1,595	ProLogis Trust 8.54% Pfd. Series ‘C’ (a)	82,039	93,158

	Retail (8.13%)
90,000	Costco Wholesale Corporation	2,744,451	3,370,500
85,000	The Sherwin-Williams Company	2,314,385	3,234,250
135,000	Payless Shoesource, Inc. (a)	2,200,490	1,910,250
70,000	Dillard’s Inc., Class `A’	1,035,879	1,178,100
40,000	Hancock Fabrics, Inc.	490,732	594,400
10,000	May Department Stores Company	293,498	308,000
		9,079,435	10,595,500
	Technology and Telecommunications (1.77%)
25,000	Telephone & Data Systems, Inc.	1,428,098	1,649,000
35,000	American Power Conversion Corporation	407,250	653,100
		1,835,348	2,302,100

______________

See Notes to Financial Statements.

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks — U.S. — (continued)
	Utilities (4.69%)
58,100	CalEnergy Capital Trust 6 1/2 % Conv. Pfd.	$2,380,237	$2,788,800
60,000	IDACORP, Inc.	1,541,211	1,779,000
20,000	Hawaiian Electric Industries, Inc.	845,477	995,200
20,000	Kaneb Services LLC	368,775	549,000
		5,135,700	6,112,000
	Common Stocks-Non U.S. (3.21%)
	Canada (0.60%)
20,000	EnCana Corporation (3)	549,956	784,400
	Netherlands (1.33%)
225,000	Koninklijke Ahold NV (a)(11)	1,890,299	1,741,728
	United Kingdom (1.28%)
750,000	J.Z. Equity Partners, Plc (4)	1,499,247	1,663,807
	Total Common and Preferred Stocks	62,918,265	77,753,824

Principal Amount
	Notes, Bonds and Convertible Bond (15.52%)
	Gold-Linked Notes (2.70%)
$1,000,000	UBS Gold-Linked Note 0% due 5/12/2004 (a)(b)(c)(d)(e)(9)	1,000,000	1,242,218
1,000,000	HSBC Gold-Linked Note 0% due 6/28/2004 (a)(b)(c)(d)(e)(9)	1,000,000	1,108,300
500,000	HSBC Gold-Linked Note 0% due 8/09/2004 (a)(b)(c)(d)(e)(9)	500,000	558,950
700,000	HSBC Gold-Linked Note 0% due 4/12/2005 (a)(b)(c)(d)(e)(9)	700,000	616,140
		3,200,000	3,525,608
	U.S. Dollar Notes and Bonds (12.63%)
670,000	Blount International Inc. 7% due 6/15/2005 (6)	629,581	700,150
1,330,000	Blount International Inc. 13% due 8/01/2009 (6)	767,227	1,443,050
1,089,000	Columbus McKinnon Corporation 8 1/2 % due 4/01/2008 (6)	864,373	1,012,770
1,000,000	Columbus McKinnon Corporation 10% due 8/01/2010 (b)(6)	1,022,500	1,065,000
500,000	Winn-Dixie Stores Inc. 8 7/8 % due 4/01/2008 (2)	438,235	457,500
2,400,000	Level 3 Communications, Inc. 9 1/8 % due 5/01/2008 (12)	1,558,011	1,728,000
525,000	Longview Fibre Company 10% due 1/15/2009 (8)	556,375	574,875
250,000	Crescent Real Estate Equities Company 9 1/4 % due 4/15/2009 (10)	250,000	277,500
______________

See Notes to Financial Statements.

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Principal Amount		Cost (Note 1)		Value (Note 1)
	Notes, Bonds and Convertible Bond — (continued)
	U.S. Dollar Notes and Bonds — (continued)
$500,000	American Standard Companies Inc. 8 1/4% due 6/01/2009 (6)	$530,000		$577,500
1,075,000	GATX Corporation 8 7/8% due 6/12/2009 (4)	1,014,375		1,227,093
500,000	Jostens, Inc. 12 3/4% due 5/01/2010 (1)	558,375		565,000
250,000	Jostens, Inc. 10 1/4% due 12/01/2013 (1)	153,161		168,750
995,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (6)	1,130,322		1,149,225
1,000,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	1,062,000		1,190,000
850,000	Steinway Musical Instruments 8 1/4% due 4/15/2011 (1)	859,750		926,500
1,310,000	Texas Industries, Inc. 10 1/4% due 6/15/2011 (7)	1,370,313		1,493,400
250,000	Domino's Inc. 8 1/4% due 7/01/2011 (1)	248,334		271,250
550,000	Potlatch Corporation 10% due 7/15/2011 (8)	592,063		621,500
125,000	R.H. Donnelley Finance 10 7/8% due 12/15/2012 (b)(4)	125,000		149,375
250,000	Elizabeth Arden Inc. 7 3/4% due 1/15/2014 (b)(2)	250,000		259,688
600,000	Bausch and Lomb Inc. 7 1/8% due 8/01/2028 (5)	505,277		605,876
		14,485,272		16,464,002
	U.S. Dollar Convertible Bond (0.19%)
250,000	SCI Systems Inc. 3% due 3/15/2007 (12)	173,755		241,563
	Total Notes, Bonds and Convertible Bond	17,859,027		20,231,173
	Short-Term Investments (23.47%)
6,573,000	American Express Credit Corporation 0.90% due 5/03/2004	6,572,671		6,572,671
3,548,000	American Express Credit Corporation 1.02% due 5/07/2004	3,547,397		3,547,397
6,573,000	ConocoPhillips 1.06% due 5/03/2004	6,572,613		6,572,613
1,285,000	Wal-Mart Stores, Inc. 0.95% due 5/03/2004	1,284,929		1,284,929
8,318,000	Wal-Mart Stores, Inc. 0.95% due 5/04/2004	8,317,341		8,317,341
4,300,000	General Electric Capital Corporation 1.04% due 6/22/2004	4,293,540		4,293,540
	Total Short-Term Investments	30,588,491		30,588,491
	Total Investments (98.64%)	$111,365,783	*	128,573,488	**
	Other assets in excess of liabilities (1.36%)			1,772,500
	Net Assets (100.00%)			$130,345,988

______________

*	At April 30, 2004 cost is substantially identical for both book and federal income tax purposes.
**	Gross unrealized appreciation and depreciation of securities at April 30, 2004 were $18,454,977 and $1,247,272, respectively (net appreciation was $17,207,705).

______________

See Notes to Financial Statements.

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Sector/Industry Classifications
(1) Consumer Discretionary
(2) Consumer Staples
(3) Energy
(4) Financials
(5) Health Care
(6) Industrials
(7) Materials
(8) Paper and Forest Products
(9) Precious Metals
(10) Real Estate
(11) Retail
(12) Technology and Telecommunications

(a)	Non-income producing security.
(b)	All or a portion of the security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
(c)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d)	Security for which there are less than three market makers.
(e)	Leveraged 1 1/2 to 1

______________

See Notes to Financial Statements.

FUND OVERVIEW

FIRST EAGLE GOLD FUND	Data as of April 30, 2004 (unaudited)

THE INVESTMENT STYLE		AVERAGE ANNUAL RETURNS

The First Eagle Gold Fund is a non-diversifed fund whose investment objective is to provide exposure to the investment characteristics of gold and, to a limited extent, other precious metals. To achieve its objective, the Fund invests primarily in securities of companies engaged in mining, processing, dealing in or holding gold or other precious metals such as silver, platinum and palladium, both in the United States and in foreign countries.

			ONE-YEAR	FIVE-YEARS	TEN-YEARS
		First Eagle Gold Fund (A Shares)
		without sales load	24.38%	21.36%	5.47%
		with sales load	18.16%	20.43%	5.06%
		FT Gold Mines Index	24.83%	6.27%	(3.13%)
		MSCI World Index	29.45%	(2.12%)	6.81%
		Consumer Price Index	2.29%	2.48%	2.45%
		GROWTH OF A $10,000 INITIAL INVESTMENT

4/94

4/95

4/97

4/98

4/99

4/00

4/01

4/02

4/03

4/04

$19,323

$16,450

$12,745

FT Gold Mines Index

MSCI World Index

Consumer Price Index

$7,276

First Eagle Gold Fund

$25,000

20,000

15,000

10,000

5,000

0

4/96

		`

ASSET ALLOCATION

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares with a sales load give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00%, thereafter. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The FT Gold Mines Index is an unmanaged index composed of 32 gold mining companies and is only available without dividends reinvested and is not available for purchase .The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

U.S. Stocks 14.08% Commodities 13.30% U.S. Dollar Bonds 0.85% Commodity -Linked Notes 11.05% U.S. Dollar Cash and Equivalents 4.18% Foreign Stocks 56.54%

TOP 5 COUNTRIES		TOP 10 HOLDINGS
United States	38.55%	Gold Bullion (United States)			11.95%
Canada	28.99%	Newmont Mining Corporation Holding Company (United States)			8.45%
South Africa	16.72%	Industrias Peñoles, (Mexico)			6.07%
Mexico	6.07%	HSBC Gold-Linked Notes (United States)			5.76%
Latin America	2.08%	UBS Gold-Linked Notes (United States)			5.03%
The Fund’s portfolio composition is subject to change at any time.		Freeport McMoRan Copper & Gold, Inc. (CS & Pfd.) (United States)			4.95%
		Placer Dome Inc. (Canada)			4.76%
		Harmony Gold Mining Company Limited ADR (South Africa)			4.60%
		Gold Fields Limited ADR (South Africa)			4.40%
		AngloGold Ashanti Limited ADR (South Africa)			4.15%

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks and Warrants (70.62%)
	Canada (28.99%)
1,675,000	Placer Dome Inc.	$21,569,520	$23,450,000
2,500,000	IAMGOLD Corporation	9,176,474	12,117,231
435,000	Aber Diamond Corporation (a)	12,356,590	12,037,556
2,025,000	Kinross Gold Corporation (a)	11,828,582	11,180,258
845,000	Pan American Silver Corporation (a)(b)	7,739,202	11,127,267
450,000	Barrick Gold Corporation	7,344,981	8,653,500
500,000	Glamis Gold Limited (a)	3,673,894	7,200,000
700,000	Meridian Gold Inc. (a)	9,040,532	7,046,243
2,700,000	Wheaton River Minerals Limited (a)(b)	2,782,391	6,917,771
262,500	Wheaton River Minerals Limited Warrants (a)(b)	—	364,064
555,000	Agnico-Eagle Mines Limited	7,385,480	6,726,600
1,625,000	Dundee Precious Metals, Inc., Class `A’ (a)	6,530,686	6,701,887
3,500,000	Miramar Mining Corporation (a)	3,283,139	5,135,224
3,500,000	Aurizon Mines Limited (a)	3,966,340	3,832,257
750,000	Golden Star Resources Limited (a)(b)	970,106	3,337,500
2,425,000	Apollo Gold Corporation (a)(c)	4,765,369	3,695,687
275,000	Goldcorp Inc.	1,063,853	3,085,332
750,000	Richmont Mines, Inc. (a)	2,412,097	2,584,036
1,000,000	Eldorado Gold Corporation (a)	3,326,846	2,500,000
2,000,000	Guinor Gold Warrants (a)(b)	1,565,122	1,649,695
800,000	Cumberland Resources (a)	1,675,699	1,092,011
700,000	Wesdome Gold Mines Inc. (a)	587,697	868,645
350,000	Wesdome Gold Mines Inc. Warrants (a)	—	72,813
350,000	Northern Orion Resources Inc. (a)	1,017,312	771,561
450,000	Metallica Resources Inc. (a)	806,386	591,263
		124,868,298	142,738,401
	Latin America (2.08%)
625,000	Apex Silver Mines Limited (a)	9,570,425	10,225,000
	Mexico (6.07%)
6,825,000	Industrias Penoles, S.A. de C.V.	13,715,467	29,910,597
	South Africa (16.72%)
2,050,000	Harmony Gold Mining Company Limited ADR	27,786,908	22,632,000
2,132,499	Gold Fields Limited ADR	25,458,965	21,687,525
650,000	AngloGold Ashanti Limited ADR	24,611,308	20,423,000
155,000	Impala Platinum Holdings Limited	9,880,330	10,522,071
1,350,000	Mvelaphanda Resources Limited (a)	5,286,416	4,259,939
335,000	Randgold and Exploration Company Limited ADR (a)	3,001,930	2,713,500
1,500,000	JCI Limited (a)	213,392	96,773
		96,239,249	82,334,808

______________

See Notes to Financial Statements.

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note1)	Value (Note1)
	Common and Preferred Stocks and Warrants — (continued)
	Sweden (1.28%)
8,150,000	Riddarhyttan Resources AB (a)(c)	$6,478,701	$6,297,145
	United States (14.08%)
3,430,375	Newmont Mining Corporation Holding Company	32,563,271	41,632,072
455,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	10,562,373	13,877,500
207,500	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)	5,577,268	8,403,750
215,500	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘D’ (d)	1,760,012	2,070,955
200,000	Royal Gold, Inc.	2,603,994	2,456,000
300,000	Canyon Resources Corporation (a)	1,003,323	903,000
		54,070,241	69,343,277
	United Kingdom (1.22%)
275,000	Anglo American Plc	6,728,229	5,543,802
210,000	Trans-Siberian Gold Limited (a)(e)	250,000	453,184
		6,978,229	5,996,986
	Miscellaneous (0.18%)
55,000	Randgold Resources Limited ADR (a)	1,162,286	919,050
	Total Common and Preferred Stocks and Warrants	313,082,896	347,765,264

Ounces
	Commodities (13.30%)
151,990	Gold bullion (a)	55,736,048	58,820,033
1,104,181	Silver bullion (a)	7,748,830	6,680,296
		63,484,878	65,500,329

Principal Amount
	Notes and Convertible Bonds (11.90%)
	Commodity-Linked Notes (11.05%)
$250,000	UBS Gold-Linked Note 0% due 5/12/2004 (a)(b)(d)(e)(f)	250,000	310,555
500,000	UBS Gold-Linked Note 0% due 5/28/2004 (a)(b)(d)(e)(f)	500,000	561,573
3,000,000	UBS Gold-Linked Note 0% due 6/07/2004 (a)(b)(d)(e)(f)	3,000,000	3,167,297
1,600,000	UBS Gold-Linked Note 0% due 7/01/2004 (a)(b)(d)(e)(f)	1,600,000	1,757,753
500,000	UBS Gold-Linked Note 0% due 7/16/2004 (a)(b)(d)(e)(f)	500,000	569,827
400,000	UBS Gold-Linked Note 0% due 7/26/2004 (a)(b)(d)(e)(f)	400,000	472,419
750,000	UBS Gold-Linked Note 0% due 8/20/2004 (a)(b)(d)(e)(f)	750,000	857,549
1,000,000	UBS Gold-Linked Note 0% due 10/07/2004 (a)(b)(d)(e)(f)	1,000,000	1,021,900
1,000,000	UBS Gold-Linked Note 0% due 10/08/2004 (a)(b)(d)(e)(f)	1,000,000	998,815
1,000,000	UBS Gold-Linked Note 0% due 10/12/2004 (a)(b)(d)(e)(f)	1,000,000	1,009,764

______________

See Notes to Financial Statements.

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes and Convertible Bonds — (continued)
	Commodity-Linked Notes — (continued)
$750,000	UBS Gold-Linked Note 0% due 10/22/2004 (a)(b)(d)(e)(f)	$750,000	$776,255
500,000	UBS Gold-Linked Note 0% due 11/24/2004 (a)(b)(d)(e)(f)	500,000	506,096
1,000,000	UBS Gold-Linked Note 0% due 11/26/2004 (a)(b)(d)(e)(f)	1,000,000	961,839
1,000,000	UBS Gold-Linked Note 0% due 12/03/2004 (a)(b)(d)(e)(f)	1,000,000	959,801
1,000,000	UBS Gold-Linked Note 0% due 12/13/2004 (a)(b)(d)(e)(f)	1,000,000	961,722
1,000,000	UBS Gold-Linked Note 0% due 12/16/2004 (a)(b)(d)(e)(g)	1,000,000	931,288
650,000	UBS Gold-Linked Note 0% due 1/28/2005 (a)(b)(d)(e)(g)	650,000	545,217
1,200,000	UBS Gold-Linked Note 0% due 2/04/2005 (a)(b)(d)(e)(f)	1,200,000	1,096,101
2,250,000	UBS Gold-Linked Note 0% due 2/18/2005 (a)(b)(d)(e)(f)	2,250,000	2,134,083
2,250,000	UBS Gold-Linked Note 0% due 2/22/2005 (a)(b)(d)(e)(f)	2,250,000	2,131,897
500,000	UBS Gold-Linked Note 0% due 3/09/2005 (a)(b)(d)(e)(g)	500,000	457,904
750,000	UBS Gold-Linked Note 0% due 3/11/2005 (a)(b)(d)(e)(g)	750,000	721,431
1,950,000	UBS Gold-Linked Note 0% due 5/11/2005 (a)(b)(d)(e)(f)	1,950,000	1,864,822
1,000,000	UBS Silver-Linked Note 0% due 3/17/2005 (a)(b)(d)(e)(g)	1,000,000	790,220
750,000	UBS Silver-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(g)	750,000	502,955
385,000	HSBC Gold-Linked Note 0% due 5/17/2004 (a)(b)(d)(e)(f)	385,000	443,597
550,000	HSBC Gold-Linked Note 0% due 5/28/2004 (a)(b)(d)(e)(f)	550,000	582,670
800,000	HSBC Gold-Linked Note 0% due 6/04/2004 (a)(b)(d)(e)(f)	800,000	882,240
200,000	HSBC Gold-Linked Note 0% due 6/21/2004 (a)(b)(d)(e)(f)	200,000	227,220
2,750,000	HSBC Gold-Linked Note 0% due 6/28/2004 (a)(b)(d)(e)(f)	2,750,000	3,056,900
1,500,000	HSBC Gold-Linked Note 0% due 8/02/2004 (a)(b)(d)(e)(f)	1,500,000	1,629,600
1,000,000	HSBC Gold-Linked Note 0% due 8/05/2004 (a)(b)(d)(e)(f)	1,000,000	1,093,000
2,000,000	HSBC Gold-Linked Note 0% due 8/09/2004 (a)(b)(d)(e)(f)	2,000,000	2,274,400
1,000,000	HSBC Gold-Linked Note 0% due 8/11/2004 (a)(b)(d)(e)(f)	1,000,000	1,154,000
500,000	HSBC Gold-Linked Note 0% due 8/16/2004 (a)(b)(d)(e)(f)	500,000	568,150
1,000,000	HSBC Gold-Linked Note 0% due 8/19/2004 (a)(b)(d)(e)(f)	1,000,000	1,097,100
1,500,000	HSBC Gold-Linked Note 0% due 8/20/2004 (a)(b)(d)(e)(f)	1,500,000	1,632,300
1,000,000	HSBC Gold-Linked Note 0% due 8/23/2004 (a)(b)(d)(e)(f)	1,000,000	1,079,000
1,000,000	HSBC Gold-Linked Note 0% due 8/25/2004 (a)(b)(d)(e)(f)	1,000,000	1,099,100
1,000,000	HSBC Gold-Linked Note 0% due 8/30/2004 (a)(b)(d)(e)(f)	1,000,000	1,099,100
1,000,000	HSBC Gold-Linked Note 0% due 8/31/2004 (a)(b)(d)(e)(f)	1,000,000	1,091,500
500,000	HSBC Gold-Linked Note 0% due 9/06/2004 (a)(b)(d)(e)(f)	500,000	516,950
500,000	HSBC Gold-Linked Note 0% due 9/14/2004 (a)(b)(d)(e)(f)	500,000	517,200
750,000	HSBC Gold-Linked Note 0% due 9/20/2004 (a)(b)(d)(e)(f)	750,000	769,350
1,500,000	HSBC Gold-Linked Note 0% due 10/07/2004 (a)(b)(d)(e)(f)	1,500,000	1,486,200
500,000	HSBC Gold-Linked Note 0% due 10/13/2004 (a)(b)(d)(e)(f)	500,000	524,800
500,000	HSBC Gold-Linked Note 0% due 11/04/2004 (a)(b)(d)(e)(f)	500,000	498,800
500,000	HSBC Gold-Linked Note 0% due 11/12/2004 (a)(b)(d)(e)(f)	500,000	512,900
500,000	HSBC Gold-Linked Note 0% due 11/30/2004 (a)(b)(d)(e)(f)	500,000	487,200
1,500,000	HSBC Gold-Linked Note 0% due 12/13/2004 (a)(b)(d)(e)(g)	1,500,000	1,356,000
3,000,000	HSBC Gold-Linked Note 0% due 12/17/2004(a)(b)(d)(e)(g)	3,000,000	2,670,300
		53,485,000	54,418,660

______________

See Notes to Financial Statements.

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Principal Amount		Cost (Note 1)		Value (Note 1)
	Notes and Convertible Bonds — (continued)
	U.S. Dollar Convertible Bonds (0.85%)
$2,480,000	Pan American Silver Corporation 5 1/4% due 7/31/2009	$2,751,900		$3,627,000
500,000	Agnico-Eagle Mines Limited 4 1/2% due 2/15/2012	566,875		553,750
		3,318,775		4,180,750
	Total Notes and Convertible Bonds	56,803,775		58,599,410

	Short-Term Investments (4.01%)
14,315,000	ConocoPhillips 1.06% due 5/03/2004	14,314,157		14,314,157
5,417,000	Wal-Mart Stores, Inc. 0.95% due 5/04/2004	5,416,571		5,416,571

	Total Short-Term Investments	19,730,728		19,730,728

	Total Investments (99.83%)	$453,102,277	*	491,595,731	**
	Other assets in excess of liabilities (0.17%)			815,312
	Net Assets (100.00%)			$492,411,043

____________

*	At April 30, 2004 cost is substantially identical for both book and federal income tax purposes.
**	Gross unrealized appreciation and depreciation of securities at April 30, 2004 were $64,555,437 and $26,061,983, respectively (net appreciation was $38,493,454).
(a)	Non-income producing security/commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each affiliate for the six-months ended April 30, 2004.

	Purchases
Affiliate	Shares	Cost
Apollo Gold Corporation	600,000	$1,290,002
Riddarhyttan Resources AB	5,150,000	4,360,594

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there are less than three market makers.
(f)	Leveraged 1 1/2 to 1
(g)	Leveraged 2 to 1

____________

See Notes to Financial Statements.

FIRST EAGLE FUNDS

First Eagle Fund of America

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

In our last report of October 2003, we had a more optimistic view of the economic outlook. We were not disappointed. First Eagle Fund of America's Class `Y' shares were up 9.87% over the six-month period ended April 30, 2004, compared to the Standard & Poor's 500 Index return of 6.27%. The Fund benefited by increased M&A activity, especially consolidation in the wireless communications and insurance industries. Over the six months Tyco International Limited continued to improve upon its strong turnaround story. Other top contributors to performance during the period were L-3 Communications Holdings, Inc, a secure communication systems company, and the metal can producer, Ball Corporation. Both game and toy manufacturers Mattel, Inc. and Hasbro Inc disappointed, as did the biotech company Celera Genomics Group-Applera Corporation.

Relative to the aberrant market environment we experienced in 2002/2003, the current environment appears much more familiar. Economic activity is accelerating, employment gains are finally taking place, and price pressures are starting to build. The result is that the very accommodating stand of monetary authorities is about to end. It is unclear, as it always is, how high interest rates will have to go to become more neutral or to cut inflationary pressures. We have no crystal ball, but it appears to us that equity markets did not believe that 1% short rates and 3.75% long rates were permanent—otherwise equity multiplies would have been much higher. Thus even with rate increases we don't subscribe to the view that equity prices in general are significantly overvalued.

Nevertheless it is always difficult to make significant market dependent returns in a rising rate environment since improving valuation support for equities is not likely. However, rising economic activity creates significant earnings gains and more importantly it seems evident after a long quiescent period we are now in a much more active environment for mergers and acquisitions, which historically has been very good for our style of investing.

Thus we remain confident that our portfolio is properly positioned to uncover value overlooked by market forces and help shareholders to achieve their long-term investment goals.

Sincerely,
Harold Levy Portfolio Manager

June 2004

FUND OVERVIEW

FIRST EAGLE FUND OF AMERICA	Data as of April 30, 2004 (unaudited)

THE INVESTMENT STYLE		AVERAGE ANNUAL RETURNS

The First Eagle Fund of America is a non-diversified U.S. equity fund with a unique event-driven bias. The Fund focuses on identifying companies poised to benefit from change that the market has not yet recognized. It seeks capital appreciation with above-average long term returns.

			ONE-YEAR	FIVE-YEARS	TEN-YEARS

		First Eagle Fund of Amercia
		(Y Shares)	24.28%	5.44%	14.35%
		Standard & Poor’s 500 Index	22.88%	(2.26)%	11.36%

		GROWTH OF A $10,000 INITIAL INVESTMENT
		4/94 4/95 4/97 4/98 4/99 4/00 4/01 4/02 4/03 4/04 $38,215 $29,288 Standard & Poor’s 500 Index w/income First Eagle Fund of America $40,000 30,000 20,000 10,000 0 4/96

ASSET ALLOCATION

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The Fund’s average annual returns shown above are historical and reflect changes in share price, reinvested dividends and is net of expenses. The Standard & Poor’s 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the Standard & Poor’s 500 Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it is also considered a proxy for the total market.

Foreign Stock 6.80% U.S. Dollar Cash and Equivalents 2.29% U.S. Stocks and Options 90.91%

TOP 5 SECTORS		TOP 10 HOLDINGS
		Tyco International Limited (U.S. industrial conglomerate)			6.13%
Industrials	19.51%	Ball Corporation (U.S. metal cans)			5.28%
Consumer Discretionary	17.05%	L-3 Communications Holdings Inc. (U.S. secure communication systems)			5.16%
Health Care Services	15.23%
Materials	11.94%	Valeant Pharmaceuticals International (U.S. pharmaceuticals)			4.86%
Biotechnology	8.64%	Storage Technology Corporation (U.S. computer storage device)			4.44%
		Manor Care Inc. (U.S. skilled nursing care)			4.10%
The Fund’s portfolio composition is subject to change at any time.		Dean Foods Company (U.S. dairy products)			4.07%
		Packaging Corporation of America (U.S. containers/packaging)			3.77%
		Shire Pharmaceuticals Group Plc ADR (U.K. pharmaceuticals)			3.06%
		Alliant Techsystems Inc. (U.S. aerospace & defense)			3.06%

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common Stocks — U.S. (92.44%)
	Biotechnology (8.64%)
185,400	Cephalon Inc. (a)(c)	$9,491,151	$10,551,114
888,600	Celera Genomics Group-Applera Corporation (a)(c)	10,952,166	10,476,594
406,900	MedImmune, Inc. (a)(c)	9,875,247	9,863,256
183,500	Celgene Corporation (a)(c)	7,910,856	9,485,115
143,535	Biogen Idec Inc. (a)(c)	4,698,130	8,468,565
318,300	InterMune Inc. (a)	6,281,168	4,694,925
		49,208,718	53,539,569
	Consumer Discretionary (15.04%)
915,100	Hasbro Inc. (c)	14,546,062	17,286,239
864,100	Tommy Hilfiger Corporation (a)(c)	12,212,292	13,479,960
201,900	GTECH Holdings Corporation (c)	8,032,740	12,299,748
276,900	YUM! Brands Inc. (a)	6,471,699	10,740,951
605,000	Mattel, Inc.	12,731,549	10,260,800
394,500	The TJX Companies, Inc. (c)	7,155,540	9,692,865
144,100	Harrah's Entertainment, Inc. (c)	6,594,667	7,663,238
144,400	Lennar Corporation, Class ‘A’ (c)	6,507,744	6,765,140
102,000	Pulte Homes, Inc.	4,880,880	5,015,340
		79,133,173	93,204,281
	Consumer Staples (8.17%)
751,050	Dean Foods Company (a)	19,277,576	25,220,259
1,375,200	Del Monte Foods Company (a)	12,984,791	15,209,712
156,300	Kimberly-Clark Corporation	7,969,728	10,229,835
		40,232,095	50,659,806
	Financials (1.00%)
172,300	Willis Group Holdings Limited	5,119,946	6,256,213
	Health Care Services (15.23%)
782,700	Manor Care Inc. (c)	16,992,802	25,390,788
325,400	Oxford Health Plans Inc. (c)	12,497,159	17,714,776
368,300	HCA Inc. (c)	12,604,240	14,964,029
97,400	C.R. Bard, Inc. (c)	6,131,411	10,350,698
472,954	Viasys Healthcare Inc. (a)	8,119,262	9,175,308
225,200	Laboratory Corporation of America Holdings (a)(c)	6,107,931	8,949,448
302,600	Community Health Systems Inc. (a)	5,845,928	7,804,054
		68,298,733	94,349,101
	Industrials (18.47%)
1,384,000	Tyco International Limited (c)	21,793,284	37,990,800
518,300	L-3 Communications Holdings Inc. (c)	19,861,418	31,999,842
319,600	Alliant Techsystems Inc. (a)(c)	15,987,422	18,949,084
126,100	American Standard Companies Inc. (a)(c)	7,876,612	13,264,459
71,500	General Dynamics Corporation (c)	4,058,888	6,693,830
101,300	Cooper Industries, Limited, Class ‘A’ (c)	3,115,307	5,562,383
		72,692,931	114,460,398

______________

See Notes to Financial Statements.

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common Stocks — U.S. — (continued)
	Information Technology (4.44%)
1,047,500	Storage Technology Corporation (a)(c)	$18,610,627	$27,517,825
	Materials (11.25%)
495,600	Ball Corporation (c)	19,811,800	32,709,600
1,062,000	Packaging Corporation of America	17,032,488	23,342,760
580,500	Louisiana-Pacific Corporation (c)	10,945,945	13,693,995
		47,790,233	69,746,355
	Pharmaceuticals (4.86%)
1,303,100	Valeant Pharmaceuticals International (c)	24,138,745	30,101,610
	Telecommunication Services (5.34%)
908,800	Western Wireless Corporation (a)(c)	14,487,986	18,921,216
403,600	NII Holdings Inc., Class ‘B’ (a)(c)	13,745,409	14,146,180
		28,233,395	33,067,396
	Total Common Stocks — U.S.	433,458,596	572,902,554
	Preferred Stocks — U.S. (0.56%)
1,200	Tidewater Holdings Inc. Ser. A Conv. (a)(b)	1,200,000	1,200,000
1,000	Tidewater Holdings Inc. Ser. B Conv. (a)(b)	1,000,000	1,000,000
67,777	Assistive Technology Inc. Ser. E-1 (a)(b)	883,921	589,281
51,966	Assistive Technology Inc. Ser. E-2 (a)(b)	500,000	333,333
26,057	Assistive Technology Inc. Ser. F (a)(b)	342,000	342,000
	Total Preferred Stocks — U.S.	3,925,921	3,464,614
	Warrants — U.S. (0.00%)
9,873	Assistive Technology Inc. (a)(b)	382	382
37,234	Assistive Technology Inc. Ser. E-1 (a)(b)	—	—
	Total Warrants — U.S.	382	382
	Other Investments — U.S. (0.00%)
16	Euro Outlet Malls, L.P. (a)(b)	—	—
	Common Stocks — Non U.S. (6.80%)
	France (1.01%)
254,200	Vivendi Universal SA ADR (a)(1)	6,562,543	6,283,824
	Japan (0.69%)
2,029,600	Nippon Steel Corporation (3)	4,265,030	4,246,140
	Netherlands (1.04%)
176,100	Akzo Nobel NV ADR (2)	6,970,798	6,415,147
	United Kingdom (4.06%)
683,700	Shire Pharmaceuticals Group Plc ADR (a)(c)(4)	15,809,224	18,972,675
1,355,500	EMI Group Plc (a)(1)	4,959,696	6,211,527
		20,768,920	25,184,202
	Total Common Stocks — Non U.S.	38,567,291	42,129,313

______________

See Notes to Financial Statements.

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1
	Short-Term Investments (2.33%)
$7,500,000	United States Treasury Bill 0.93% due 6/24/2004	$7,490,213	$7,490,213
6,000,000	United States Treasury Bill 0.935% due 7/22/2004	5,987,506	5,987,598
1,000,000	United States Treasury Bill 0.97% due 7/29/2004	997,750	997,678
	Total Short-Term Investments	14,475,469	14,475,489

Contracts
	Covered Call Options Written (-2.09%)
1,935	Alliant Techsystems Inc. @ $60 exp. May 2004		(198,338)
265	American Standard Companies Inc. @ $110 exp. May 2004		(15,900)
152	American Standard Companies Inc. @ $115 exp. May 2004		(3,040)
1,103	Ball Corporation @ $60 exp. May 2004		(683,860)
544	Ball Corporation @ $65 exp. May 2004		(108,800)
366	Biogen Idec Inc. @ $55 exp. May 2004		(193,980)
54	Biogen Idec Inc. @ $60 exp. May 2004		(11,340)
324	Biogen Idec Inc. @ $55 exp. July 2004		(210,600)
691	Biogen Idec Inc. @ $60 exp. July 2004		(262,580)
974	C.R. Bard, Inc. @ $100 exp. July 2004		(876,600)
1,031	Celera Genomics Group-Applera Corporation @ $17.5 exp. June 2004		(25,775)
517	Celgene Corporation @ $50 exp. May 2004		(142,175)
692	Celgene Corporation @ $55 exp. May 2004		(41,520)
248	Celgene Corporation @ $55 exp. June 2004		(55,800)
156	Celgene Corporation @ $45 exp. July 2004		(134,940)
222	Celgene Corporation @ $50 exp. July 2004		(111,000)
299	Cephalon Inc. @ $50 exp. May 2004		(212,290)
879	Cephalon Inc. @ $55 exp. May 2004		(272,490)
1,013	Cooper Industries @ $55 exp. May 2005		(124,093)
715	General Dynamics Corporation @ $90 exp. May 2004		(300,300)
676	GTECH Holdings Corporation @ $55 exp. June 2004		(429,260)
1,343	GTECH Holdings Corporation @ $60 exp. June 2004		(376,040)
623	Harrah’s Entertainment, Inc. @ $50 exp. May 2004		(205,590)
818	Harrah’s Entertainment, Inc. @ $55 exp. May 2004		(20,450)
8,705	Hasbro Inc. @ $22.5 exp. July 2004		(217,625)
886	HCA Inc. @ $40 exp. May 2004		(110,750)
1,910	HCA Inc. @ $45 exp. May 2004		(28,650)
887	HCA Inc. @ $47.5 exp. August 2004		(24,391)
2,332	L-3 Communications Holdings @ $55 exp. July 2004		(1,737,340)
2,252	Laboratory Corporation of America @ $37.5 exp. May 2004		(551,740)
1,444	Lennar Corporation, Class ‘A’ @ $47.5 exp. May 2004		(194,940)
3,493	Louisiana-Pacific Corporation @ $20 exp. May 2004		(1,292,410)
2,312	Louisiana-Pacific Corporation @ $22.5 exp. May 2004		(387,260)
1,253	Manor Care Inc. @ $35 exp. May 2004		(31,325)
676	MedImmune, Inc. @$22.5 exp. May 2004		(148,720)
667	NII Holdings Inc., Class ‘B’ @ $35 exp. May 2004		(103,385)
403	NII Holdings Inc., Class ‘B’ @ $38.3 exp. May 2004		(17,127)
403	NII Holdings Inc., Class ‘B’ @ $40 exp. May 2004		(14,105)
336	NII Holdings Inc., Class ‘B’ @ $38.3 exp. June 2004		(37,800)
325	Oxford Health Plans Inc. @ $47.5 exp. May 2004		(225,875)
1,625	Oxford Health Plans Inc. @ $55 exp. May 2004		(97,500)

______________

See Notes to Financial Statements.

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2004
(Unaudited)

Contracts		Cost (Note 1)		Value (Note 1)
	Covered Call Options Written — (continued)
325	Oxford Health Plans Inc. @ $50 exp. June 2004			$(156,000)
325	Oxford Health Plans Inc. @ $55 exp. June 2004			(40,625)
3,585	Shire Pharmaceuticals Group Plc ADR @ $30 exp. May 2004			(71,700)
884	Storage Technology Corporation @ $30 exp. June 2004			(26,520)
3,945	The TJX Companies, Inc. @ $22.5 exp. July 2004			(1,045,425)
3,614	Tommy Hilfiger Corporation @ $15 exp. May 2004			(334,295)
1,833	Tyco International Limited @ $27.5 exp. May 2004			(146,640)
6,374	Tyco International Limited @ $30 exp. July 2004			(318,700)
2,407	Valeant Pharmaceuticals International @ $25 exp. June 2004			(144,420)
352	Valeant Pharmaceuticals International @ $30 exp. June 2004			(7,040)
1,722	Western Wireless Corporation @ $20 exp. May 2004			(228,165)
7,366	Western Wireless Corporation @ $22.5 exp. May 2004			(220,980)
	Total Covered Call Options Written (premium $15,008,211)			(12,978,214)
	Total Investment Portfolio (100.04%)	$475,419,448	*	619,994,138 **
	Liabilities in excess of other assets (-0.04%)			(278,473)
	Net Assets (100.00%)			$619,715,665

______________

*	At April 30, 2004, cost is substantially identical for both book and federal income tax purposes.
**	Gross unrealized appreciation and depreciation of securities at April 30, 2004 were $154,305,353 and $9,730,663, respectively (net appreciation was $144,574,690).

Sector/Industry Classifications
(1) Consumer Discretionary
(2) Industrials
(3) Materials
(4) Pharmaceuticals

(a)	Non-income producing security.
(b)

Restricted security priced at fair value by the Valuation Committee of the Board of Trustees. Represents ownership interest in a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on April 30, 2004 is shown below:

Security	Acquisition Date	Cost
Assistive Technology Inc. Ser. E-1.	10/31/95	$589,281
Assistive Technology Inc. Ser. E-2.	12/19/96	333,333
Assistive Technology Inc. Ser. F.	12/07/01	342,000
Assistive Technology Inc. Warrants.	10/21/98	382
Assistive Technology Inc. Ser. E-1 Warrants	10/21/98	—
Euro Outlet Malls, L.P.	12/30/94	—
Tidewater Holdings Inc. Ser. A Conv. Pfd. Stock	7/09/96	1,200,000
Tidewater Holdings Inc. Ser. B Conv. Pfd. Stock	12/20/02	1,000,000

(c)	At April 30, 2004, all or a portion of this security was segregated to cover collateral requirements for options.

______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2004
(Unaudited)

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle U.S. Value Fund	First Eagle Gold Fund	First Eagle Fund of America
Assets:
Investments, at value (cost: $4,951,519,694, $4,974,888,149, $111,365,783, $453,102,277 and $490,427,659, respectively) (Note 1)	$6,112,162,340	$6,087,579,285	$128,573,488	$491,595,731	$632,972,352
Cash	5,417,285	4,140,960	257,216	2,483,255	1,328,699
Receivable for forward currency contracts held, at value (Notes 1 and 7)	6,412,817	13,920,832	—	—	—
Receivable for investment securities sold and premiums for written options	6,726,974	11,691,185	1,093,921	—	58,775
Receivable for Fund shares sold	40,516,383	8,894,481	169,925	3,885,700	158,447
Accrued interest and dividends receivable	23,092,834	21,598,504	487,844	280,470	346,773
Deferred offering costs (Note 1)	—	—	—	1,438	—
Other assets	162,793	151,547	3,906	16,756	74,145
Total Assets	6,194,491,426	6,147,976,794	130,586,300	498,263,350	634,939,191
Liabilities:
Call options written, at value (premiums received $15,008,211) (Note 3)	—	—	—	—	12,978,214
Payable for Fund shares redeemed	2,655,592	18,980,496	46,218	3,075,349	31,555
Payable for investment securities purchased	43,672,176	22,651,925	—	1,950,000	1,271,496
Payable for forward currency contracts held, at value (Notes 1 and 7)	1,534,460	103,665	—	—	—
Investment advisory fees payable (Note 2)	3,752,949	3,821,725	81,750	346,292	527,806
Administrative cost reimbursement payable (Note 2)	155,122	153,410	3,379	14,313	16,362
Distribution fees payable (Note 4)	1,660,673	1,199,630	27,158	135,398	140,187
Services fees payable (Note 4)	245,829	152,629	5,094	14,819	2,983
Accrued expenses and other liabilities	1,942,163	2,083,435	76,713	316,136	254,923
Total Liabilities	55,618,964	49,146,915	240,312	5,852,307	15,223,526
Net Assets:
Capital stock (par value, $0.001 per share)	180,280	323,894	9,972	35,014	25,011
Capital surplus	4,984,671,396	5,078,969,011	110,620,999	497,965,893	457,255,307
Net unrealized appreciation (depreciation) on:
Investments	1,160,642,646	1,112,691,136	17,207,705	38,493,454	142,544,693
Forward currency contracts	4,878,357	13,817,167	—	—	—
Foreign currency related transactions	(221,986)	(250,479)	—	—	(1,085)
Written Options	—	—	—	—	2,029,997
Undistributed net realized gains (losses) on investments	66,861,870	50,153,137	2,346,638	(21,408,999)	19,169,423
Undistributed net investment (loss) income	(78,140,101)	(156,873,987)	160,674	(22,674,319)	(1,307,681)
Net Assets (Note 1)	$6,138,872,462	$6,098,829,879	$130,345,988	$492,411,043	$619,715,665
Class Y share capital	—	—	—	—	$594,427,471
Shares of beneficial interest outstanding (Class Y) (Note 6)	—	—	—	—	23,957,299
Net asset value per share	—	—	—	—	$24.81
Class A share capital	$4,502,481,675	$3,560,799,034	$56,754,272	$384,960,262	$11,116,050
Shares of beneficial interest outstanding (Class A) (Note 6)	132,165,828	189,131,286	4,354,637	27,379,121	452,408
Net asset value per share	$34.07	$18.83	$13.03	$14.06	$24.57
Maximum offering price per share	$35.86	$19.82	$13.72	$14.80	$25.86
Class I share capital	$404,243,578	$1,807,058,833	$49,197,454	$43,609,492	—
Shares of beneficial interest outstanding (Class I) (Note 6)	11,845,834	95,541,969	3,749,903	3,094,954	—
Net asset value per share	$34.13	$18.91	$13.12	$14.09	—
Class C share capital	$1,232,147,209	$730,972,012	$24,394,262	$63,841,289	$14,172,144
Shares of beneficial interest outstanding (Class C) (Note 6)	36,268,320	39,220,277	1,867,534	4,540,170	600,903
Net asset value per share	$33.97	$18.64	$13.06	$14.06	$23.58

______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004
(Unaudited)

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle U.S. Value Fund	First Eagle Gold Fund	First Eagle Fund of America
Investment Income:
Income:
Interest	$30,441,438	$16,934,268	$1,023,214	$204,535	$45,653
Dividends (net of $2,539,202 $3,685,219, $4,162, $52,281 and $59,926 foreign taxes withheld, respectively)	49,634,869	30,780,449	1,161,021	1,611,633	2,328,982
Other Income	230,036	—	—	—	820,612
Total income	80,306,343	47,714,717	2,184,235	1,816,168	3,195,247
Expenses:
Investment advisory fees (Note 2)	19,407,296	19,831,644	457,915	1,988,353	3,026,119
Administrative cost reimbursement (Note 2)	886,824	875,261	21,130	91,718	104,994
Distribution fees (Note 4)	8,349,124	6,269,370	147,445	751,132	800,331
Service fees (Note 4)	1,149,606	776,078	28,535	71,944	16,395
Shareholder servicing agent fees	3,301,820	3,065,620	119,383	617,940	256,764
Custodian fees	587,681	1,011,402	12,662	104,160	50,233
Accounting fees	471,181	456,085	24,109	60,849	50,119
Proxy fees	447,414	443,082	11,446	49,248	57,811
Registration and filing fees	306,507	397,676	36,491	87,567	50,461
Legal fees	157,500	300,890	2,014	15,220	20,400
Printing fees	146,600	276,613	1,603	20,394	7,550
Audit fees	106,014	68,201	13,797	18,901	33,966
Trustees’ fees	41,100	49,684	1,302	4,914	8,088
Insurance fees	39,283	25,447	1,196	2,849	8,103
Amortization of deferred offering costs (Note 1)	—	—	—	22,208	—
Miscellaneous fees	19,777	16,120	2,583	1,238	10,815
Total expenses	35,417,727	33,863,173	881,611	3,908,635	4,502,149
Expense reductions due to earnings credits (Note 1)	18,607	15,715	421	2,868	779
Net expenses	35,436,334	33,878,888	882,032	3,911,503	4,502,928
Net investment income (loss) (Note 1)	44,870,009	13,835,829	1,302,203	(2,095,335)	(1,307,681)
Realized and Unrealized Gains (Losses) on Investments, Foreign Currency Related Transactions and Written Options (Notes 1 and 7):
Net realized gains (losses) from:
Investment transactions	59,857,388	58,576,087	2,210,830	4,029,266	38,221,189
Foreign currency related transactions	(20,434,071)	(35,473,474)	194,488	70,528	(1,346)
Written Options	—	—	—	—	(17,320,079)
	39,423,317	23,102,613	2,405,318	4,099,794	20,899,764
Change in unrealized appreciation (depreciation) of:
Investments	323,654,983	425,556,170	4,792,506	(61,017,640)	33,074,419
Foreign currency related transactions	25,813,349	39,126,131	12	(44,071)	(1,085)
Written Options	—	—	—	—	2,434,593
	349,468,332	464,682,301	4,792,518	(61,061,711)	35,507,927
Net gains (losses) on investments, foreign currency related transactions and written options	388,891,649	487,784,914	7,197,836	(56,961,917)	56,407,691
Net Increase (Decrease) in Net Assets Resulting from Operations	$433,761,658	$501,620,743	$8,500,039	$(59,057,252)	$55,100,010

______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	First Eagle Global Fund		First Eagle Overseas Fund
	Six Months Ended April 30, 2004 (Unaudited)	Year Ended October 31,2003	Six Months Ended April 30, 2004 (Unaudited)	Year Ended October 31, 2003
Operations:
Net investment income (loss)	$44,870,009	$51,318,421	$13,835,829	$25,144,555
Net realized gain from investments, foreign currency related transactions and written options	39,423,317	118,007,621	23,102,613	49,349,818
Increase (decrease) in unrealized appreciation (depreciation) of investments, foreign currency related transactions and written options	349,468,332	743,296,180	464,682,301	693,155,476
Net increase (decrease) in net assets resulting from operations	433,761,658	912,622,222	501,620,743	767,649,849
Distributions to Shareholders:
Dividends paid from net investment income	(84,977,201)	(40,053,954)	(111,893,631)	(18,688,861)
Distributions paid from net realized gains from investment transactions	(113,240,044)	(33,339,283)	(34,801,177)	(906,080)
Decrease in net assets resulting from distributions	(198,217,245)	(73,393,237)	(146,694,808)	(19,594,941)
Fund Share Transactions (Note 6):
Net proceeds from shares sold	1,841,120,231	1,474,944,451	2,236,585,526	2,290,571,289
Net asset value of shares issued for reinvested dividends and distributions	176,591,609	68,086,819	123,548,423	17,458,099
Cost of shares redeemed	(227,699,425)	(242,744,964)	(434,814,026)	(278,146,690)
Increase in net assets from Fund share transactions	1,790,012,415	1,300,286,306	1,925,319,923	2,029,882,698
Net increase in net assets	2,025,556,828	2,139,515,291	2,280,245,858	2,777,937,606
Net Assets (Note 1):
Beginning of period	4,113,315,634	1,973,800,343	3,818,584,021	1,040,646,415
End of period (including undistributed net investment (loss) income of $(78,140,101), $(3,717,192), $(156,873,987), $(33,717,613), $160,674, $1,192,402, $(22,674,319), $(2,222,630), $(1,307,681) and $(4,109,557), respectively)	$6,138,872,462	$4,113,315,634	$6,098,829,879	$3,818,584,021

______________

See Notes to Financial Statements.

First Eagle U.S. Value Fund		First Eagle Gold Fund		First Eagle Fund of America
Six Months Ended April 30, 2004 (Unaudited)	Year Ended October 31, 2003	Six Months Ended April 30, 2004 (Unaudited)	Year Ended October 31, 2003	Six Months Ended April 30,2004 (Unaudited)	Year Ended October 31, 2003
$1,302,203	$1,438,526	$(2,095,335)	$(1,035,230)	$(1,307,681)	$(4,109,556)
2,405,318	2,738,188	4,099,794	2,897,835	20,899,764	12,821,432
4,792,518	16,054,894	(61,061,711)	94,520,616	35,507,927	77,657,383
8,500,039	20,231,608	(59,057,252)	96,383,221	55,100,010	86,369,259
(2,458,885	(944,379	(16,065,036	(712,166	—	—
(2,807,808)	(2,142,779)	—	—	(11,366,580	—
(5,266,693)	(3,087,158)	(16,065,036)	(712,166)	(11,366,580)	—
22,374,846	39,348,819	225,419,712	379,970,199	81,058,839	139,915,084
3,316,156	1,883,069	13,314,180	605,881	9,805,051	—
(9,195,859)	(11,088,744)	(106,435,678)	(131,127,918)	(86,532,604)	(135,816,168)
16,495,143	30,143,144	132,298,214	249,448,162	4,331,286	4,098,916
19,728,489	47,287,594	57,175,926	345,119,217	48,064,716	90,468,175
110,617,499	63,329,905	435,235,117	90,115,900	571,650,949	481,182,774
$130,345,988	$110,617,499	$492,411,043	$435,235,117	$619,715,665	$571,650,949

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 — Significant Accounting Policies

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). The Trust is a Delaware statutory trust and was until April 23, 2004 a Maryland corporation operating under the name First Eagle Funds, Inc. (First Eagle SoGen Funds, Inc. prior to December 31, 2002). First Eagle Fund of America, previously a portfolio of a separate Delaware statutory trust, was reorganized as a portfolio of the Trust effective December 31, 2002. Additionally, effective May 23, 2000, the Funds’ fiscal year end changed from March 31 to October 31 of each year.

The following is a summary of significant accounting policies adhered to by the Funds:

a) Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following days: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio investment, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices. Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation, except if such unlisted security traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)). All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Gold and silver held in physical form are valued at the price of the last sale at that day’s close on the COMEX. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company’s Board of Trustees or their delegates.

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the Funds to compute their share price. However, if developments are significant and they will, in the judgment of the Funds, materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees.

b) Deferred offering costs — Offering costs incurred in connection with the organization of Classes C and I in the First Eagle Gold Fund are being amortized on a straight-line basis over a twelve-month period from the date the classes commenced investment operations.

c) Investment transactions and income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized. Investment income is allocated to each Fund’s share class in proportion to its relative net assets.

d) Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in proportion to its relative net assets. Earnings credits reduce accounting fees by the amount of interest earned on balances with such service provider.

e) Foreign currency translation — The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f) Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

g) Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the First Eagle Fund of America may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

First Eagle Fund of America generally writes covered call option or purchases put options to hedge against adverse movements in the value of portfolio holdings. First Eagle Fund of America may also use options for speculative purposes. First Eagle Fund of America will segregate assets to cover its obligations under option contracts.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. First Eagle Fund of America will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on the sale of a written call option, the purchase cost of a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. When a written option expires, First Eagle Fund of America will realize a gain equal to the amount of the premium received. When First Eagle Fund of America enters into a closing purchase transaction, First Eagle Fund of America will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that First Eagle Fund of America may incur a loss if the market price of the security decreases and the option is exercised. First Eagle Fund of America also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

h) Short Sales—The First Eagle Fund of America may seek to realize additional gains through short sale transactions in securities listed on one or more national security exchanges, or in unlisted securities. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividend or interest that accrues during the period of the loan. To borrow the security, the Fund may also be required to

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

pay a premium. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed.

i) United States income taxes—No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America declare and pay such income, dividends and capital gains distributions on an annual basis.

j) Distributions to shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

k) Use of estimates—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 — Investment Advisory Agreements and Transactions with Related Persons

Arnhold and S. Bleichroeder Advisers, LLC (the “Adviser”), a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”), manages the Funds. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the “Advisory Agreement”) an annual advisory fee as follows: First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund at 0.75% of average daily net assets and First Eagle Fund of America at 1% of average daily net assets. Prior to March 1, 2004, First Eagle Global Fund’s annual advisory fee was at a rate of 1% of the first $25,000,000 and 0.75% in excess of $25,000,000.

The Adviser also performs certain administrative and accounting services on behalf of the Funds, and, in accordance with its agreement with them, the Funds reimburse the Adviser for costs (including personnel, overhead and other costs) related to those services. For the six months ended April 30, 2004, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America reimbursed the Adviser $886,824, $875,261, $21,130, $91,718 and $104,994, respectively.

Prior to December 31, 2002, the Adviser had agreed to reimburse the First Eagle U.S. Value Fund to the extent that the aggregate annualized expenses exceeded 1.50% for Class A, 1.25% for Class I and 2.25% for Class C of average daily net assets. Additionally, if necessary, the Adviser agreed to reimburse the First Eagle Gold Fund to the extent that the aggregate annualized expenses exceeded 2% for Class I and 3% for Class C of average daily net assets until February 29, 2004. For the period from

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

November 1, 2003 to February 29, 2004, the Adviser did not need to reimburse or waive any of First Eagle Gold Fund’s fees.

Pursuant to a subadvisory agreement, dated December 10, 2002 (“Subadvisory Agreement”) with the Adviser/Iridian Asset Management LLC (“Iridian” or the “Subadviser”) manages the investments of the First Eagle Fund of America. Iridian, a registered investment adviser whose primary office is at 276 Post Road West, Westport, CT 06880, is a majority-owned subsidiary of BIAM (US), Inc., a U.S. subsidiary of The Governor and Company of The Bank of Ireland. The fees paid to Iridian by the Adviser under the Subadvisory Agreement are based on a reference amount equal to 50% of the combined (i) fees received by the Adviser for advisory services on behalf of the Fund and (ii) the fees received by the Fund's distributor for its shareholder liaison services on behalf of the Fund. These amounts are reduced by certain direct marketing costs borne by the Adviser in connection with the Fund and, on the day following the second anniversary of the Subadvisory Agreement, will be further reduced by the amount paid by the Adviser for certain administrative expenses incurred in providing services to the Fund.

On December 6, 2002, First Eagle Funds Distributors, a division of ASB Securities LLC, a wholly owned subsidiary of ASB Holdings, took over as principal underwriter. Previously, Arnhold and S. Bleichroeder, Inc. (“ASB”) acted as the Fund's principal underwriter. For the six months ended April 30, 2004, First Eagle Funds Distributors realized $1,365,498, $670,337, $20,406, $200,065 and $11,567, pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively. For the six months ended April 30, 2004, the broker-dealer affiliate and related party of the Adviser received $120,130, $70,683, $12,543, $250 and $114,468 in broker’s commissions for portfolio transactions executed on behalf of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively.

Note 3 — Call Options Written

For the six months ended April 30, 2004, First Eagle Fund of America had the following written options transactions:

	Number of Contracts	Premium
Options outstanding at October 31, 2003	108,979	$26,481,986
Options written	165,395	32,178,433
Options exercised	(27,507)	(5,703,069)
Options expired/closed	(168,586)	(37,949,139)
Options outstanding at April 30, 2004	78,281	$15,008,211

As of April 30, 2004, portfolio securities valued at $200,216,625 were segregated to cover collateral requirements for options.

FIRST EAGLE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Note 4 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements (“the Plans”) with First Eagle Funds Distributors, a division of ASB Securities LLC (“the Distributor”), pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund pay the Distributor quarterly, a distribution fee with respect to Class A and Class C shares at an annual rate of up to 0.25% and 0.75%, respectively of average daily net assets. In the case of First Eagle Fund of America, it pays the Distributor quarterly, a distribution fee with respect to Class Y, Class C and Class A shares at an annual rate of up to 0.25%, 0.75% and 0.50%, respectively of average daily net assets. Under the Plan, the Distributor is obligated to use the amounts received under the Plans for payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six months ended April 30, 2004 the distribution fees incurred by First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America were $8,349,124, $6,269,370, $147,445, $751,132 and $800,331, respectively.

The Distributor receives an annual service fees with respect to Class C at the annual rate of 0.25% of each portfolio's daily net assets, payable quarterly to cover expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the six months ended April 30, 2004 the service fees incurred by First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America were $1,149,606, $776,078, $28,535, $71,944 and $16,394, respectively.

Note 5 — Purchases and Sales of Securities

During the six months ended April 30, 2004 the aggregate cost of purchases of investments, excluding short-term securities, totaled $1,125,773,801, $1,468,238,975, $11,440,191, $141,544,973 and $156,835,475 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively. Proceeds from sales of investments, excluding short-term securities, totaled $118,794,672, $95,075,805, $10,982,148, $21,269,068 and $140,405,894 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively.

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Note 6 — Capital Stock

Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2004
	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund
	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C
Shares sold	32,584,686	4,676,128	17,078,773	66,184,462	38,666,174	17,204,199	1,259,282	126,980	323,208
Shares issued for reinvested dividends and distributions	4,532,937	286,544	662,625	4,705,572	1,728,029	555,313	149,669	63,241	51,688
Shares redeemed	(5,488,834)	(576,358)	(666,063)	(15,745,471)	(6,542,419)	(1,106,343)	(317,488)	(279,556)	(105,549)
Net increase (decrease)	31,628,789	4,386,314	17,075,335	55,144,563	33,851,784	16,653,169	1,091,463	(89,335)	269,347

	Year Ended October 31, 2003
	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund
	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C
Shares sold	32,654,841	4,213,869	15,286,491	86,786,012	47,620,330	17,942,586	1,622,789	1,164,525	721,487
Shares issued for reinvested dividends and distributions	2,487,922	136,645	115,612	1,016,233	291,380	43,451	98,760	42,078	38,724
Shares redeemed	(7,941,822)	(364,550)	(536,160)	(15,274,356)	2,985,665	(792,182)	(547,775)	(284,668)	(150,348)
Net increase (decrease)	27,200,941	3,985,964	14,865,943	7,2527,889	44,926,045	17,193,855	1,173,774	921,935	609,863

Transactions in dollars of capital stock were as follows:

	Six Months Ended April 30, 2004
	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund
	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C
Shares sold	$1,105,138,372	$158,334,006	$577,647,853	$1,210,497,518	$715,881,990	$310,206,018	$16,479,538	$1,662,795	$4,232,513
Shares issued for reinvested Dividends and distributions	146,005,902	9,235,948	21,349,759	83,147,446	30,655,239	9,745,738	1,870,866	795,581	649,709
Shares redeemed	(185,636,150)	(19,555,991)	(22,507,284)	(292,200,242)	(122,145,449)	(20,468,335)	(4,145,874)	(3,663,675)	(1,386,310)
Net increase (decrease)	$1,065,508,124	$148,013,963	$576,490,328	$1,001,444,722	$624,391,780	$299,483,421	$14,204,530	$(1,205,299)	$3,495,912

	Year Ended October 31, 2003
	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund
	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C
Shares sold	$922,947,919	$116,729,608	$435,266,925	$1,308,683,377	$710,275,625	$271,612,288	$18,117,306	$13,208,473	$8,023,039
Shares issued for reinvested Dividends and distributions	61,824,872	3,390,164	2,871,783	13,129,730	3,770,461	557,908	1,035,004	442,242	405,824
Shares redeemed	(218,011,850)	(9,821,833)	(14,911,282)	(221,303,147)	(45,297,200)	(11,546,344)	(6,159,489)	(3,333,087)	(1,596,168)
Net increase (decrease)	$766,760,941	$110,297,939	$423,227,426	$1,100,509,960	$668,748,886	$260,632,852	$12,992,821	$10,317,628	$6,832,695

Six Months Ended April 30, 2004
First Eagle Gold Fund			First Eagle Fund of America
Class A	Class I	Class C	Class Y	Class C	Class A
9,082,171	1,462,587	3,001,103	2,978,384	111,259	208,817
656,397	62,718	49,358	403,650	10,484	5,626
(5,726,648)	(298,008)	(487,793)	(3,483,216)	(39,148)	(30,163)
4,011,920	1,227,297	2,562,668	(101,182)	82,595	184,280

Year Ended October 31, 2003
First Eagle Gold Fund			First Eagle Fund of America
Class A	Class I	Class C	Class Y	Class C	Class A
24,659,807	1,867,657	2,075,259	6,302,326	250,467	209,886
54,682	—	—	—	—	—
(10,004,506)	—	(97,757)	(6,540,488)	(64,632)	(38,170)
14,709,983	1,867,657	1,977,502	(238,162)	185,835	171,716

Six Months Ended April 30, 2004
First Eagle Gold Fund			First Eagle Fund of America
Class A	Class I	Class C	Class Y	Class C	Class A
$151,013,946	$24,197,445	$50,208,321	$73,380,121	$2,601,147	$5,077,571
11,368,798	1,087,534	857,848	9,441,077	233,793	130,181
(93,725,663)	(4,906,883)	(7,803,132)	(84,885,483)	(917,269)	(729,852)
$68,657,081	$20,378,096	$43,263,037	$(2,064,285)	$1,917,671	$4,477,900

Year Ended October 31, 2003
First Eagle Gold Fund			First Eagle Fund of America
Class A	Class I	Class C	Class Y	Class C	Class A
$323,636,698	$26,316,183	$30,017,318	$130,546,078	$5,024,667	$4,344,339
605,881	—	—	—	—	—
(129,770,660)	—	(1,357,258)	(133,728,043)	(1,290,231)	(797,894)
$194,471,919	$26,316,183	$28,660,060	$(3,181,965)	$3,734,436	$3,546,445

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Note 7 — Commitments

As of April 30, 2004, First Eagle Global Fund and First Eagle Overseas Fund had entered into forward currency contracts, as summarized on the following pages, resulting in net unrealized appreciation of $4,878,357 and $13,817,167, respectively.

FIRST EAGLE GLOBAL FUND

Transaction Hedges:

Foreign Currency Purchases

Settlement Dates Through	Foreign Currency To Be Received		U.S. $ Value at April 30, 2004	U.S. $ To Be Delivered	Unrealized Appreciation at April 30, 2004	Unrealized Depreciation at April 30, 2004
5/03/04	4,475,146	Hong Kong dollar	$573,748	$573,773	—	$(25)
5/04/04	526,012	Swiss franc	405,889	406,658	—	(769)
5/04/04	2,341,659	Canadian dollar	1,709,303	1,705,645	$3,658	—
5/04/04	3,485,899	Singapore dollar	2,049,022	2,054,638	—	(5,616)
5/04/04	6,239,825	euro	7,477,177	7,403,055	74,122	—
5/05/04	861,722	South African rand	123,543	124,743	—	(1,200)
5/05/04	1,665,026	pound sterling	2,957,332	2,951,256	6,076	—
5/05/04	3,485,469	Singapore dollar	2,048,769	2,046,424	2,345	—
5/06/04	2,263,401	South African rand	324,497	326,750	—	(2,253)
5/07/04	335,619,899	Japanese yen	3,039,622	3,059,684	—	(20,062)
			20,708,902	20,652,626	86,201	(29,925)

Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at April 30, 2004	Unrealized Appreciation at April 30, 2004	Unrealized Depreciation at April 30, 2004
5/04/04	17,543,216	South African rand	2,532,037	2,515,120	16,917	—

Portfolio Hedges:

Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at April 30, 2004	Unrealized Appreciation at April 30, 2004	Unrealized Depreciation at April 30, 2004
8/11/04	227,614,000	euro	270,835,421	272,323,874	—	(1,488,453)
8/11/04	1,297,000	euro	1,533,354	1,549,436	—	(16,082)
8/25/04	38,178,580,000	Japanese yen	352,735,953	346,460,140	6,275,813	—
8/25/04	170,229,000	Japanese yen	1,579,997	1,546,111	33,886	—
			626,684,725	621,879,561	6,309,699	(1,504,535)
			$649,925,664	$645,047,307	$6,412,817	$(1,534,460)

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

FIRST EAGLE OVERSEAS FUND

Transaction Hedges:
Foreign Currency Purchases

Settlement Dates Through	Foreign Currency To Be Received		U.S. $ Value at April 30, 2004	U.S. $ To Be Delivered	Unrealized Appreciation at April 30, 2004	Unrealized Depreciation at April 30, 2004
5/04/04	949,469	Swiss franc	$732,643	$728,864	$3,779	—
5/04/04	3,209,525	Singapore dollar	1,886,569	1,891,636	—	$(5,067)
5/04/04	3,689,258	euro	4,420,834	4,374,191	46,643	—
5/05/04	861,722	South African rand	123,543	124,743	—	(1,200)
5/05/04	1,384,979	pound sterling	2,459,927	2,454,957	4,970	—
5/05/04	3,179,760	Singapore dollar	1,869,073	1,866,882	2,191	—
5/06/04	2,263,401	South African rand	324,497	326,750	—	(2,253)
5/07/04	388,384,581	Japanese yen	3,517,498	3,545,297	—	(27,799)
			15,334,584	15,313,320	57,583	(36,319)

Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at April 30, 2004	Unrealized Appreciation at April 30, 2004	Unrealized Depreciation at April 30, 2004
5/03/04	922,388	Swiss franc	705,136	711,747	—	(6,611)
5/04/04	2,153,640	Australian dollar	1,546,960	1,555,682	—	(8,722)
5/04/04	4,656,443	euro	5,538,898	5,579,811	—	(40,913)
5/05/04	17,543,216	South African rand	2,532,036	2,515,120	16,916	—
			10,323,030	10,362,360	16,916	(56,246)

Portfolio Hedges:
Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at April 30, 2004	Unrealized Appreciation at April 30, 2004	Unrealized Depreciation at April 30, 2004
8/11/04	366,399,000	euro	443,940,986	438,200,268	5,740,718	—
8/11/04	954,000	euro	1,128,577	1,139,677	—	(11,100)
8/25/04	50,135,865,000	Japanese yen	462,942,390	454,871,618	8,070,772	—
8/25/04	169,754,000	Japanese yen	1,576,641	1,541,798	34,843	—
			909,588,594	895,753,361	13,846,333	(11,100)
			$935,246,208	$921,429,041	$13,920,832	$(103,665)

FIRST EAGLE FUNDS

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2004 (Unaudited)			Year Ended October 31,
				2003			2002
	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C
First Eagle Global Fund
Selected Per Share Data*
Net asset value, beginning of period	$32.37	$32.41	$32.15	$24.34	$24.36	$24.15	$22.87	$22.89	$22.68
Income (loss) from investment operations:
Net investment income	0.31	0.35	0.18	0.53	0.59	0.30	0.53	0.27	0.72
Net realized and unrealized gains (losses) on investments	2.91	2.92	2.90	8.39	8.41	8.38	1.66	1.98	1.29
Total income (loss) from investment operations	3.22	3.27	3.08	8.92	9.00	8.68	2.19	2.25	2.01
Less distributions:
Dividends from net investment income	(0.67)	(0.70)	(0.41)	(0.49)	(0.55)	(0.28)	(0.63)	(0.69)	(0.45)
Distributions from capital gains	(0.85)	(0.85)	(0.85)	(0.40)	(0.40)	(0.40)	(0.09)	(0.09)	(0.09)
Total distributions	(1.52)	(1.55)	(1.26)	(0.89)	(0.95)	(0.68)	(0.72)	(0.78)	(0.54)
Net asset value, end of period	$34.07	$34.13	$33.97	$32.37	$32.41	$32.15	$24.34	$24.36	$24.15
Total Return	10.22%[b]	10.36%[b]	9.78%[b]	37.75%	38.14%	36.77%	9.76%	10.03%	8.98%
Ratios and Supplemental Data
Net assets, end of period (millions)	$4,502	$404	$1,232	$3,255	$242	$617	$1,785	$85	$104
Ratio of operating expenses to average net assets [i]	1.25%[a]	1.00%[a]	2.00%[a]	1.32%	1.06%	2.07%	1.34%	1.09%	2.10%
Ratio of net investment income to average net Assets [j]	1.85%[a]	2.09%[a]	1.09%[a]	1.91%	2.11%	1.07%	2.14%	2.37%	1.31%
Portfolio turnover rate	2.86%	2.86%	2.86%	7.20%	7.20%	7.20%	19.75%	19.75%	19.75%

______________

* Per share amounts have been calculated using the average shares method.

______________

See Notes to Financial Highlights.

Year Ended October 31,			Period from April 1, 2000 to October 31,			Year Ended March 31,
2001			2000			2000		1999
Class A	Class I	Class C	Class A	Class I	Class Cf	Class A	Class I	Class A	Class Id

$25.47	$25.53	$25.44	$25.05	$25.07	$24.97	$22.90	$22.90	$27.42	$24.59
0.53	0.58	0.26	0.41	0.45	0.11	0.66	0.71	0.63	0.30
1.45	1.44	1.53	0.01	0.01	0.36	4.29	4.31	(2.73)	(1.47)
1.98	2.02	1.79	0.42	0.46	0.47	4.95	5.02	(2.10)	(1.17)
(1.39)	(1.47)	(1.36)	—	—	—	(1.07)	(1.12)	(0.83)	—
(3.19)	(3.19)	(3.19)	—	—	—	(1.73)	(1.73)	(1.59)	(0.52)
(4.58)	(4.66)	(4.55)	—	—	—	(2.80)	(2.85)	(2.42)	(0.52)
$22.87	$22.89	$22.68	$25.47	$25.53	$25.44	$25.05	$25.07	$22.90	$22.90
8.96%	9.15%	8.10%	1.68%[b]	1.83%[b]	1.88%[b]	22.19%	22.52%	(7.95%)	(4.72%)[b]
$1,512	$35	$11	$1,614	$14	$1	$1,790	$16	$2,063	$12
1.38%	1.14%	2.14%	1.35%[a]	1.10%[a]	1.87%[a]	1.32%	1.07%	1.23%	1.01%[a]
2.24%	2.47%	1.12%	2.78%[a]	3.04%[a]	1.10%[a]	2.68%	2.89%	2.75%	3.04%[a]
28.98%	28.98%	28.98%	11.91%	11.91%	11.91%	15.57%	15.57%	9.89%	9.89%

FIRST EAGLE FUNDS

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2004 (Unaudited)			Year Ended October 31,
				2003			2002
	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C
First Eagle Overseas Fund
Selected Per Share Data*
Net asset value, beginning of period	$17.50	$17.57	$17.28	$12.45	$12.48	$12.30	$11.21	$11.21	$11.15
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.07	(0.02)	0.18	0.22	0.07	0.12	0.15	0.02
Net realized and unrealized gains(losses) on investments	1.90	1.91	1.89	5.09	5.10	5.04	1.12	1.12	1.13
Total income(loss) from investment operations	1.95	1.98	1.87	5.27	5.32	5.11	1.24	1.27	1.15
Less distributions:
Dividends from net investment income	(0.47)	(0.49)	(0.36)	(0.21)	(0.22)	(0.12)	—	—	—
Distributions from capital gains	(0.15)	(0.15)	(0.15)	(0.01)	(0.01)	(0.01)	—	—	—
Total distributions	(0.62)	(0.64)	(0.51)	(0.22)	(0.23)	(0.13)	—	—	—
Net asset value, end of period	$18.83	$18.91	$18.64	$17.50	$17.57	$17.28	$12.45	$12.48	$12.30
Total Return[c]	11.38%[b]	11.48%[b]	10.97%[b]	42.96%	43.29%	41.91%	11.06%	11.33%	10.31%
Ratios and Supplemental Data
Net assets, end of period (millions)	$3,561	$1,807	$731	$2,345	$1,084	$390	$766	$209	$66
Ratio of operating expenses to average net assetsi	1.26%[a]	1.01%[a]	2.01%[a]	1.31%	1.05%	2.05%	1.39%	1.15%	2.15%
Ratio of net investment income(loss) to average net assetsj	0.53%[a]	0.79%[a]	(0.19%)[a]	1.23%	1.48%	0.45%	0.96%	1.17%	0.19%
Portfolio turnover rate	2.49%	2.49%	2.49%	3.46%	3.46%	3.46%	10.52%	10.52%	10.52%

______________

* Per share amounts have been calculated using the average shares method.

______________

See Notes to Financial Highlights.

Period from April 1, 2000 to October 31,						Year Ended March 31,
2001			2000			2000		1999
Class A	Class I	Class C	Class A	Class I	Class Cf	Class A	Class I	Class A	Class Id
$14.31	$14.34	$14.31	$14.41	$14.43	$14.14	$11.36	$11.37	$13.52	$12.31
0.11	0.13	(0.01)	0.19	0.21	—	0.28	0.31	0.15	0.41
0.19	0.19	0.21	(0.29)	(0.30)	0.17	3.59	3.59	(0.97)	(1.10)
0.30	0.32	0.20	(0.10)	(0.09)	0.17	3.87	3.90	(0.82)	(0.69)
(0.76)	(0.81)	(0.72)	—	—	—	(0.18)	(0.20)	(0.57)	—
(2.64)	(2.64)	(2.64)	—	—	—	(0.64)	(0.64)	(0.77)	(0.25)
(3.40)	(3.45)	(3.36)	—	—	—	(0.82)	(0.84)	(1.34)	(0.25)
$11.21	$11.21	$11.15	$14.31	$14.34	$14.31	$14.41	$14.43	$11.36	$11.37
2.01%	2.19%	1.19%	(0.69%)[b]	(0.62%)[b]	1.20%[b]	34.46%	34.76%	(6.46%)	(5.53%)[b]
$409	$61	$6	$390	$28	$1	$450	$27	$453	$3
1.53%	1.28%	2.26%	1.41%[a]	1.16%[a]	1.95%[a]	1.34%	1.15%	1.29%	1.03%[a]
0.91%	1.10%	(0.08%)	2.23%[a]	2.48%[a]	(0.05%)[a]	2.10%	2.14%	2.22%	1.97%[a]
17.27%	17.27%	17.27%	17.28%	17.28%	17.28%	26.62%	26.62%	9.31%	9.31%

FIRST EAGLE FUNDS

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2004 (Unaudited)			Year Ended October 31,
				2003			2002
	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C
First Eagle U.S. Value Fund
Selected Per Share Data*
Net asset value, beginning of period	$12.71	$12.76	$12.61	$10.56	$10.59	$10.48	$10.16	$10.16	$10.14
Income from investment operations:
Net investment income (loss)	0.14	0.16	0.09	0.19	0.23	0.11	0.13	0.14	0.13
Net realized and unrealized gains on investments	0.82	0.83	0.82	2.46	2.45 #	2.43	0.29	0.31	0.23
Total income from investment operations	0.96	0.99	0.91	2.65	2.68	2.54	0.42	0.45	0.36
Less distributions:
Dividends from net investment income	(0.32)	(0.31)	(0.14)	(0.16)	(0.17)	(0.07)	—	—	—
Distributions from capital gains	(0.32)	(0.32)	(0.32)	(0.34)	(0.34)	(0.34)	(0.02)	(0.02)	(0.02)
Total distributions	(0.64)	(0.63)	(0.46)	(0.50)	(0.51)	(0.41)	(0.02)	(0.02)	(0.02)
Net asset value, end of period	$13.03	$13.12	$13.06	$12.71	$12.76	$12.61	$10.56	$10.59	$10.48
Total Return[c]	7.77%[b]	7.93%[b]	7.36%[b]	26.10%	26.34%	25.03%	4.12%	4.41%	3.53%
Ratios and Supplemental Data
Net assets, end of period (millions)	$57	$49	$24	$41	$49	$20	$22	$31	$10
Ratio of operating expenses to average net assets[i]	1.41%[a]	1.15%[a]	2.15%[a]	1.51%	1.26%	2.26%	1.50%	1.25%	2.25%
Ratio of net investment income (loss) to average net assets[j]	2.10%[a]	2.48%[a]	1.42%[a]	1.72%	1.99%	0.97%	1.65%	1.85%	0.93%
Portfolio turnover rate	11.70%	11.70%	11.70%	33.45%	33.45%	33.45%	22.66%	22.66%	22.66%

______________

* Per share amounts have been calculated using the average shares method.

______________

See Notes to Financial Highlights.

Period from September 4, 2001[g] to October 31, 2001
Class A	Class I	Class C
$10.00	$10. 00	$10.00
—	—	(0.02)
0.16	0.16	0.16
0.16	0.16	0.14
—	—	—
—	—	—
—	—	—
$10.16	$10.16	$10.14
1.60%[b]	1.60%[b]	1.40%[b]
$7	$17	$2
1.50%[a]	1.25%[a]	2.25%[a]
(0.21%)[a]	0.10%[a]	(1.02%)[a]
2.57%	2.57%	2.57%

FIRST EAGLE FUNDS

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2004 (Unaudited)
	Class A	Class I	Class C
First Eagle Gold Fund
Selected Per Share Data*
Net asset value, beginning of period	$15.99	$16.03	$15.96
Income (loss) from investment operations:
Net investment (loss) income	(0.06)	(0.04)	(0.12)
Net realized and unrealized (losses) gains on investments	(1.31)	(1.32)	(1.32)
Total income (loss) from investment operations	(1.37)	(1.36)	(1.44)
Less distributions:
Dividends from net investment income	(0.56)	(0.58)	(0.46)
Total distributions	(0.56)	(0.58)	(0.46)
Net asset value, end of period	$14.06	$14.09	$14.06
Total Return[c]	(9.23%)[b]	(9.16%)[b]	(9.57%)[b]
Ratios and Supplemental Data
Net assets, end of period (millions)	$385	$44	$64
Ratio of operating expenses to average net assets[i]	1.41%[a]	1.18%[a]	2.17%[a]
Ratio of net investment (loss) income to average net assets[j]	(0.73%)[a]	(0.47%)[a]	(1.45%)[a]
Portfolio turnover rate	0.67%	0.67%	0.67%

______________

* Per share amounts have been calculated using the average shares method.

______________

See Notes to Financial Highlights.

Year Ended October 31,					Period from April 1, 2000 to October 31,	Year Ended March 31,
2003			2002	2001	2000	2000	1999
Class A	Class Ih	Class Ch	Class A	Class A	Class A	Class A	Class A

$10.41	$12.41	$12.41	$6.17	$4.44	$5.17	$5.44	$7.31

(0.06)	(0.02)	(0.09)	0.01	0.02	0.09	0.15	0.16
5.72	3.64	3.64	4.30	1.92	(0.82)	(0.27)	(1.82)
5.66	3.62	3.55	4.31	1.94	(0.73)	(0.12)	(1.66)

(0.08)	—	—	(0.07)	(0.21)	—	(0.15)	(0.21)
(0.08)	—	—	(0.07)	(0.21)	—	(0.15)	(0.21)
$15.99	$16.03	$15.96	$10.41	$6.17	$4.44	$5.17	$5.44
54.64%	29.17%[b]	28.61%[b]	70.70%	45.19%	(14.12%)[b]	(2.52%)	(22.77%)
$374	$30	$32	$90	$13	$10	$13	$18
1.49%	1.23%[a]	2.19%[a]	1.66%	2.65%	2.56%[a]	2.15%	1.62%
(0.43%)	(0.24%)[a]	(1.26%)[a]	0.09%	0.36%	2.92%[a]	2.15%	1.62%
0.98%	0.98%	0.98%	4.27%	29.16%	11.66%	15.70%	37.73%

FIRST EAGLE FUNDS

FINANCIAL HIGHLIGHTS — (Continued)

				Year Ended October 31,
	Six Months Ended April 30, 2004 (Unaudited)			2003			2002
	Class Y	Class C	Class A	Class Y	Class C	Class A	Class Y	Class C	Class A
First Eagle Fund of America
Selected Per Share Data*
Net asset value, beginning of period.	$23.03	$21.99	$22.80	$19.47	$18.73	$19.29	$20.87	$20.24	$20.72
Income (loss) from investment operations:
Net investment (loss) income.	(0.05)	(0.14)	(0.08)	(0.17)	(0.31)	(0.22)	(0.17)	(0.32)	(0.22)
Net realized and unrealized gains (losses) on investments	2.30	2.20	2.32	3.73	3.57	3.73	(0.66)	(0.62)	(0.64)
Total income (loss) from investment operations.	2.25	2.06	2.24	3.56	3.26	3.51	(0.83)	(0.94)	(0.86)

Less distributions:
Distributions from capital gains	(0.47)	(0.47)	(0.47)	—	—	—	(0.57)	(0.57)	(0.57)
Total distributions	(0.47)	(0.47)	(0.47)	—	—	—	(0.57)	(0.57)	(0.57)
Net asset value, end of period	$24.81	$23.58	$24.57	$23.03	$21.99	$22.80	$19.47	$18.73	$19.29
Total Return[c]	9.87%[b]	9.47%[b]	9.93%[b]	18.28%	17.41%	18.20%	(4.21%)	(4.90%)	(4.39%)
Ratios and Supplemental Data
Net assets, end of period (millions)	$594	$14	$11	$554	$11	$6	$473	$6	$2
Ratio of operating expenses to average net assets[i]	1.47%[a]	2.22%[a]	1.72%[a]	1.50%	2.25%	1.75%	1.51%	2.26%	1.76%
Ratio of net investment loss to average net assets[j]	(0.41%)[a]	(1.16%)[a]	(0.68%)[a]	(0.79%)	(1.55%)	(1.07%)	(0.82%)	(1.57%)	(1.07%)
Portfolio turnover rate.	25.56%	25.56%	25.56%	47.88%	47.88%	47.88%	51.25%	51.25%	51.25%

______________

* Per share amounts have been calculated using the average shares method.

______________

See Notes to Financial Highlights.

Year Ended October 31,
2001			2000			1999
Class Y	Class C	Class A	Class Y	Class C	Class A	Class Y	Class C	Class Ae

$20.07	$19.62	$19.98	$20.46	$20.18	$20.42	$21.53	$21.43	$20.33

(0.06)	(0.21)	(0.11)	(0.03)	(0.17)	(0.08)	0.07	(0.20)	(0.09)

1.01	0.98	1.00	1.18	1.15	1.18	2.45	2.54	1.93

0.95	0.77	0.89	1.15	0.98	1.10	2.52	2.34	1.84

(0.15)	(0.15)	(0.15)	(1.54)	(1.54)	(1.54)	(3.59)	(3.59)	(1.75)
(0.15)	(0.15)	(0.15)	(1.54)	(1.54)	(1.54)	(3.59)	(3.59)	(1.75)

$20.87	$20.24	$20.72	$20.07	$19.62	$19.98	$20.46	$20.18	$20.42
4.8%	4.0%	4.5%	6.1%	5.2%	5.8%	12.1%	11.2%	8.6%[b]

$393	$6	$1	$377	$7	$1	$536	$20	$2

1.4%	2.2%	1.7%	1.4%	2.2%	1.7%	1.4%	2.1%	1.6%[a]

(0.3%)	(1.0%)	(0.5%)	(0.2%)	(0.9%)	(0.4%)	0.3%	(0.9%)	(0.4%)[a]
83%	83%	83%	55%	55%	55%	89%	89%	89%

FIRST EAGLE FUNDS

NOTES TO FINANCIAL HIGHLIGHTS

[a]	Annualized
[b]	Not annualized
[c]	Does not give effect to the deduction of the CDSC (Contingent Deferred Sales Charge) of 1.00%.
[d]	July 31, 1998 inception date
[e]	November 20, 1998 inception date
[f]	June 5, 2000 inception date
[g]	September 4, 2001 inception date
[h]	May 15, 2003 inception date
[i]

The ratio of operating expenses to average net assets without the effect of earnings credits and in the case of the First Eagle U.S. Value Fund, without the effect of earnings credits and expense reimbursements are as follows:

	Six Months Ended April 30, 2004 (Unaudited)			Year Ended October 31,
				2003					2002
	Class A	Class I	Class C	Class A	Class I		Class C		Class A	Class I	Class C
First Eagle Global Fund	1.25%	1.00%	2.00%	1.32%	1.07%		2.07%		1.34%	1.10%	2.10%
First Eagle Overseas Fund	1.26%	1.01%	2.01%	1.31%	1.06%		2.05%		1.40%	1.15%	2.15%
First Eagle U.S. Value Fund	1.41%	1.15%	2.15%	1.51%	1.26%		2.26%		1.92%	1.69%	2.67%
First Eagle Gold Fund	1.41%	1.18%	2.17%	1.50%	1.23	%ah	2.19	%ah	1.67%	—	—

	Six Months Ended April 30, 2004 (Unaudited)			Year Ended October 31,
				2003			2002
	Class Y	Class C	Class A	Class Y	Class C	Class A	Class Y	Class C	Class A
First Eagle Fund of America	1.47%	2.22%	1.72%	1.50%	2.25%	1.75%	1.51%	2.26%	1.76%
J

The ratio of net investment income to average net assets without the effect of earnings credits and in the case of the First Eagle U.S. Value Fund, without the effect of earnings credits and expense reimbursements are as follows:

	Six Months Ended April 30, 2004 (Unaudited)			Year Ended October 31,
				2003					2002
	Class A	Class I	Class C	Class A	Class I		Class C		Class A	Class I	Class C
First Eagle Global Fund	1.85%	2.09%	1.09%	1.91%	2.10%		1.07%		2.14%	2.37%	1.31%
First Eagle Overseas Fund	0.53%	0.79%	(0.19%)	1.23%	1.48%		0.45%		0.96%	1.17%	0.19%
First Eagle U.S. Value Fund	2.10%	2.48%	1.42%	1.72%	1.99%		0.97%		2.08%	2.29%	1.35%
First Eagle Gold Fund	(0.74%)	(0.47%)	(1.45%)	(0.43%)	(0.25	%)ah	(1.26	%)ah	0.08%	—	—

	Six Months Ended April 30, 2004 (Unaudited)			Year Ended October 31,
	Class Y	Class C	Class A	Class Y	Class C	Class A
First Eagle Fund of America	(0.41%)	(1.16%)	(0.68%)	(0.79%)	(1.55%)	(1.07%)

Year Ended October 31,						Period from April 1, 2000 to October 31,			Year Ended March 31,
2001						2000			2000		1999
Class A		Class I		Class C		Class Aa	Class Ia	Class Cag	Class A	Class I	Class A	Class Iae
1.39%		1.14%		2.14%		1.36%	1.11%	1.85%	1.32%	1.07%	1.24%	1.63%
1.53%		1.28%		2.26%		1.41%	1.16%	1.94%	1.34%	1.15%	1.29%	1.21%
3.33	%ag	3.16	%ag	4.05	%ag	—	—	—	—	—	—	—
2.66%		—		—		2.59%	—	—	2.16%	—	1.64%	—
Year Ended October 31,
2001			2000			1999
Class Y	Class C	Class A	Class Y	Class C	Class A	Class Y	Class C	Class Aaf
1.4%	2.2%	1.7%	1.4%	2.2%	1.7%	1.4%	2.1%	1.6%

Year Ended October 31,						Period from April 1, 2000 to October 31,			Year Ended March 31,
2001						2000			2000		1999
Class A		Class I		Class C		Class Aa	Class Ia	Class Cag	Class A	Class I	Class A	Class Iae
2.24%		2.47%		1.12%		2.78%	3.03%	1.11%	2.66%	2.87%	2.74%	2.42%
0.91%		1.10%		(1.08%)		2.23%	2.48%	(0.06%)	2.10%	2.14%	2.22%	1.79%
1.62	%ag	2.02	%ag	0.80	%ag	—	—	—	—	—	—	—
0.35%		—		—		2.89%	—	—	2.24%	—	1.99%	—

FIRST EAGLE FUNDS

ADDITIONAL INFORMATION
(Unaudited)

MANAGEMENT OF THE COMPANY

The business of the Company is managed by its Board of Trustees, which elects officers responsible for the day to day operations of the Funds and for the execution of the policies formulated by the Board of Trustees.

Pertinent information regarding the members of the Board of Trustees and principal officers of the Company is set forth below. Some of the Trustees and officers are employees of the Adviser and its affiliates. At least a majority of the Company's Board of Trustees are not “interested persons” as that term is defined in the Investment Company Act.

INDEPENDENT TRUSTEES(1)

Name, Age and Address	Position (s) Held With the Company	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee

Candace K. Beinecke. One Battery Park Plaza New York, New York 10004 (born December 1946)	Trustee (Chair)	December 1999 to present	Chair, Hughes Hubbard & Reed	6	Director, ALSTOM; Director, Jacob's Pillow Dance Festival, Inc.; Trustee, Merce Cunningham Dance Foundation, Inc.; Trustee, First Eagle Variable Funds (Chair) (1 portfolio)
Jean D. Hamilton(3). 1345 Avenue of the Americas New York, New York 10105 (born January 1947)	Trustee	March 2003 to present	Independent Consultant/Private Investor; prior to November 2002, Chief Executive Officer, Prudential Institutional, and Executive Vice President, Prudential Financial, Inc.; prior to November 1998, various executive positions within the Prudential organization	6	Director, Women's Economic Round Table; Director, NewYork Women's Forum(Treasurer, New York Women's Forum Education Fund); Director, Four Nations; Trustee, First Eagle Variable Funds (1 portfolio)
William M. Kelly 500 Fifth Avenue, 50th Floor New York, New York10110 (born February 1944)	Trustee	December 1999 to present	Senior Associate, Lingold Associates	6	Trustee, New York Foundation; Treasurer and Trustee, Black Rock Forest Consortium; Trustee, First Eagle Variable Funds, (1 portfolio)
Paul J. Lawler One Michigan Avenue East Battle Creek, Michigan 49017 (born May 1948)	Trustee	March 2002 to present	Vice President Investments and Chief Investment Officer, W.K. Kellogg Foundation; prior to June 1997, Vice President for Finance, Renssalaer Polytechnic Institute	6

Director, Junior Achievement of Southwest Michigan; Finance Committee Member, Battle Creek Community Foundation; Custody Advisory Committee Member, The Bank of New York; Trustee, First Eagle Variable Funds (1 portfolio)

Name, Age and Address	Position(s) Held With the Company	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee

Dominique Raillard 15 Boulevard Delessert 75016 Paris France (born June 1938)	Trustee	April 1987 to present	Independent Consultant/Private Investor; prior to December 2001, Managing Director of Act 2 International (Consulting)	6	Trustee, First Eagle Variable Funds (1 portfolio)
Nathan Snyder 1345 Avenue of the Americas New York, New York 10105 (born October 1934)	Trustee	March 1983 to present	Independent Consultant/Private Investor	6	Trustee, First Eagle Variable Funds (1 portfolio)

______________

(1)	Trustees who are not “interested persons” of the Company as defined in the Investment Company Act.
(2)	The term of office of each Trustee expires on his/her 70th birthday.
(3)

Ms. Hamilton was previously employed by certain of the Prudential companies, which provide portfolio brokerage and distribution services with respect to the Funds. She retired from her positions with those companies on November 16, 2002.

INTERESTED TRUSTEES(1)

Name, Age and Address	Position(s) Held With the Company	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee

John P. Arnhold 1345 Avenue of the Americas New York, New York 10105 (born December 1953)	Co-President, Trustee	December1999 to present	Co-President, Co-CEO and Director, Arnhold and S. Bleichroeder Holdings, Inc.; Chairman, CEO and Director, Arnhold and S. Bleichroeder Advisers, LLC and ASB Securities LLC; President and Director, Natexis Bleichroeder, Inc. and Natexis Bleichroeder, UK Ltd.; President, WorldVest, Inc.	6	Director, Aquila International Fund, Ltd.; Director, Arnhold Ceramics; Co-President and Trustee, First Eagle Variable Funds (1 portfolio)
James E. Jordan 1345 Avenue of the Americas New York, New York10105 (born April 1944)	Trustee	December1999 to present	Managing Director, Arnhold and S Bleichroeder Advisers, LLC and Director, ASB Securities LLC and ASB Advisers UK, Ltd. since July 2002; prior thereto, private investor and consultant to The Jordan Company (private investment banking firm) since June 1997; prior thereto, President and Chief Investment Officer of The William Penn Company (a registered investment adviser)	6

Director, Leucadia National Corporation Director, Empire Insurance Company; Director J.Z. Equity Partners, Plc (U.K investment trust company); Director, Columbia University School of International and Public Affairs; Chairman's Council, Conservation International; Trustee, First Eagle Variable Funds (1 portfolio)

______________

(1)

Trustees who are “interested persons” of the Company as defined in the Investment Company Act. Each of Messrs. Arnhold and Jordan is an interested person of the Company by virtue of being an officer or an officer and/or Trustee of the investment adviser and principal underwriter to the Company.

(2)	The term of office of each Trustee expires on his/her 70th birthday.

OFFICERS

Name, Age and Address	Position(s) Held With the Company	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past Five (5) Years

John P. Arnhold 1345 Avenue of the Americas New York, New York 10105 (born December 1953)	Co-President; Director	December 1999 to present	See table above related to Interested Trustees
Jean-Marie Eveillard 1345 Avenue of the Americas New York, New York 10105 (born January 1940)	Co-President (portfolio manager)	December 1999 to present (with portfolio management responsibility since 1979)

Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Co-President, First Eagle Variable Funds; prior to 1999, Director and President or Executive Vice President of Societe Generale Asset Management Corp.

Charles de Vaulx 1345 Avenue of the Americas New York, New York 10105 (born October 1961)	Senior Vice President (portfolio manager)	December 1999 to present (with portfolio management responsibility since December 1996)

Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Senior Vice President, First Eagle Variable Funds; Senior Vice President, Societe Generale Asset Management Corp. since 1998, Associate Portfolio Manager from December 1996, Securities Analyst, prior to December 1996

Robert Bruno 1345 Avenue of the Americas New York, New York 10105 (born June 1964)	Vice President, Secretary and Treasurer	December 1999 to present	Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Senior Vice President, ASB Securities LLC; Vice President, Secretary and Treasurer, First Eagle Variable Funds
Suzan J. Afifi 1345 Avenue of the Americas New York, New York 10105 (born October 1952)	Vice President and Assistant Secretary Funds	December 1999 to present	Vice President, Arnhold and S. Bleichroeder Advisers LLC; Vice President, ASB Securities LLC; Vice President and Assistant Secretary, First Eagle Variable Funds
Andrew DeCurtis 1345 Avenue of the Americas New York, New York 10105 (born March 1968)	Vice President	November 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers LLC; Vice President, First Eagle Variable Funds
Edwin S. Olsen 1345 Avenue of the Americas New York, New York 10105 (born September 1939)	Vice President	November 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers LLC; Vice President, First Eagle Variable Funds; Vice President, SG Cowen Securities Corp. from prior to 1999
Andrew Baldauf 1345 Avenue of the Americas New York, New York 10105 (born March 1967)	Assistant Vice President	March 2004 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, ASB Securities LLC; Assistant Vice President, First Eagle Variable Funds
Stefanie Spritzler 1345 Avenue of the Americas New York, New York 10105 (born July 1973)	Assistant Treasurer	May 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers LLC; Vice President, ASB Securities LLC; Assistant Treasurer, First Eagle Variable Funds
Winnie Chin 1345 Avenue of the Americas New York, New York 10105 (born July 1974)	Assistant Treasurer	March 2001 to present	Assistant Vice President, Arnhold and S. Bleichroeder Advisers LLC; Assistant Treasurer, First Eagle Variable Funds

______________

(1)	The term of office of each officer is indefinite.

FIRST EAGLE FUNDS

Special Shareholders’ Meeting

A Special Meeting of the Shareholders of First Eagle Funds, Inc. (“First Eagle Funds”) was held on March 31, 2003 (and continued on April 22, 2004 with respect to Proposal 1). The shareholders were asked to vote on four separate proposals. Each proposal and the results of the vote are listed below:

1.	To reorganize First Eagle Funds from a Maryland corporation to a Delaware statutory trust.

For	5,977,214,220.59
Against	128,171,695.01
Abstain	180,839,102.82
Representing in Favor (as % of votes outstanding)	51.585%

2.

To continue the service of John P. Arnhold, Candace K. Beinecke, Jean D. Hamilton, James E. Jordan, William M. Kelly, Paul J. Lawler, Dominique Raillard and Nathan Snyder on the Board of Directors of First Eagle Funds. (As Proposal 1 was approved, these individuals will serve as Trustees on the Board of the new Delaware trust.)

John P. Arnhold
For	6,517,391,634.16
Withhold	123,482,798.72
Representing in Favor (as % of votes present)	98.141%

Candace K. Beinecke
For	6,522,523,881.77
Withhold	118,350,551.11
Representing in Favor (as % of votes present)	98.218%

Jean D. Hamilton
For	6,522,744,680.65
Withhold	118,129,752.23
Representing in Favor (as % of votes present)	98.221%

James E. Jordan
For	6,520,997,974.90
Withhold	119,876,457.98
Representing in Favor (as % of votes present)	98.195%

William M. Kelly
For	6,521,611,938.67
Withhold	119,262,494.21
Representing in Favor (as % of votes present)	98.204%

Paul J. Lawler
For	6,525,294,291.79
Withhold	115,580,141.09
Representing in Favor (as % of votes present)	98.260%

Dominique Raillard
For	6,518,689,427.14
Withhold	122,185,005.74
Representing in Favor (as % of votes present)	98.160%

Nathan Snyder
For	6,517,338,907.78
Withhold	123,535,525.10
Representing in Favor (as % of votes present)	98.140%
3.	To approve changes to three fundamental investment restrictions affecting various portfolios of First Eagle Funds.
•

Proposal 3A: To modify the fundamental restriction regarding making loans by the First Eagle Global Fund, the First Eagle Overseas Fund, the First Eagle U.S. Value Fund and the First Eagle Gold Fund to permit these portfolios to purchase or sell loans or other direct debt instruments.

First Eagle Global Fund
For	1,994,302,293.64
Against	124,693,834.12
Abstain	84,259,995.36
Broker Non-votes	576,760,384.48
Representing in Favor (as % of votes present)	71.737%

First Eagle Overseas Fund
For	2,175,823,460.75
Against	138,721,421.26
Abstain	78,986,632.83
Broker Non-votes	622,947,306.54
Representing in Favor (as % of votes present)	72.131%

First Eagle U.S. Value Fund
For	65,598,187.66
Against	1,289,781.26
Abstain	5,732,999.31
Broker Non-votes	22,743,663.28
Representing in Favor (as % of votes present)	68.787%

First Eagle Gold Fund
For	247,934,672.85
Against	13,754,808.36
Abstain	7,544,301.18
Broker-Non-votes	64,559,342.72
Representing in Favor (as % of votes present)	74.278%

•

Proposal 3B: To modify the fundamental restriction regarding investments in commodities and commodity contracts by the First Eagle Global Fund and the First Eagle U.S. Value Fund so as to permit each of these Portfolios to purchase or sell precious metals and to purchase or sell precious metals commodity contracts and options on such contracts.

First Eagle Global Fund
For	2,004,863,537.91
Against	117,897,956.33
Abstain	80,494,628.88
Broker Non-votes	576,760,384.48
Representing in Favor (as % of votes present)	72.117%

First Eagle U.S. Value Fund
For	65,968,623.57
Against	1,091,984.22
Abstain	5,560,360.44
Broker Non-votes	22,743,663.28
Representing in Favor (as % of votes present)	69.175%

•

Proposal 3C: To reclassify the fundamental restriction regarding investments in bank certificates of deposit and similar instruments by the First Eagle Global Fund and the First Eagle U.S. Value Fund as a non-fundamental investment policy.

First Eagle Global Fund
For	2,036,851,528.05
Against	78,469,217.22
Abstain	87,935,377.85
Broker Non-votes	576,760,384.48
Representing in Favor (as % of votes present)	73.268%

First Eagle U.S. Value Fund
For	66,338,502.24
Against	754,993.99
Abstain	5,527,472.00
Broker Non-votes	22,743,663.28
Representing in Favor (as % of votes present)	69.563%

4.	To change the classification of the First Eagle Gold Fund from diversified to non-diversified.

First Eagle Gold Fund
For	254,455,592.47
Against	7,928,050.07
Abstain	6.850,139.85
Broker Non-votes	64,559,342.72
Representing in Favor (as % of votes present)	76.232%

First Eagle Funds 1345 Avenue of the Americas New York, NY 10105 www.firsteaglefunds.com

TRUSTEES AND OFFICERS	INVESTMENT ADVISER
Arnhold and S. Bleichroeder Advisers, LLC
Trustees	1345 Avenue of the Americas
John P. Arnhold	New York, NY 10105
Candace K. Beinecke (Chair)
Jean D. Hamilton	LEGAL COUNSEL
James E. Jordan	Shearman & Sterling
William M. Kelly	599 Lexington Avenue
Paul J. Lawler	New York, NY 10022
Dominique Raillard
Nathan Snyder	CUSTODIAN
The Bank of New York
Officers	One Wall Street
John P. Arnhold	New York, NY 10286
Co-President
SHAREHOLDER SERVICING AGENT
Jean-Marie Eveillard	DST Systems, Inc.
Co-President	330 West 9th Street
Kansas City, MO 64105
Charles de Vaulx	(800) 334-2143
Senior Vice President
UNDERWRITER
Robert Bruno	First Eagle Funds Distributors,
Vice President,	a division of ASB Securities LLC
Secretary & Treasurer	1345 Avenue of the Americas
New York, NY 10105
Suzan J. Afifi
Vice President & Assistant	INDEPENDENT AUDITORS
Secretary	KPMG LLP
757 Third Avenue
Edwin S. Olsen	New York, NY 10017
Vice President

Andrew DeCurtis
Vice President

Andrew Baldauf
Assistant Vice President

Stefanie Spritzler
Assistant Treasurer

Winnie Chin
Assistant Treasurer

The financial information included herein is taken from records of the Funds without examination by the Funds’ independent auditors, who do not express an opinion thereon.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free)

Item 3.	Audit Committee Financial Expert.

The Board of Directors of the Registrant has designated Paul J. Lawler and William M. Kelly as Audit Committee Financial Experts. Mr. Lawler and Mr. Kelly are both considered by the Board to be independent directors.

Item 3.	Audit Committee Financial Expert.

The Board of Directors of the Registrant has designated Paul J. Lawler and William M. Kelly as Audit Committee Financial Experts. Mr. Lawler and Mr. Kelly are both considered by the Board to be independent directors.

Item 4.	Principal Accountant Fees and Services

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2003	2002

Audit Fees	$253,545	$228,262
Audit-Related Fees	4,000	0
Tax Fees	149,752	125,970
All Other Fees	0	0

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit and non-audit services requiring fees of a de minimis amount is not permitted.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant was $0 in both 2003 and 2002.

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.	[Reserved]
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable at this time.

Item 8.	Purchases of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 10.	Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds
By (Signature and Title)*	/s/ John P. Arnhold

John P. Arnhold, Co-President
Date 7/8/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Arnhold

John P. Arnhold, Principal Executive Officer
Date 7/8/2004

By (Signature and Title)*	/s/ Robert Bruno

Robert Bruno, Principal Financial Officer
Date 7/8/2004

*	Print the name and title of each signing officer under his or her signature.